As filed with the Securities and Exchange Commission on December 22, 2025

Securities Act Registration No. 333-234544
Investment Company Act Registration No. 811-23439

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 526	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 528	☒

ETF OPPORTUNITIES TRUST
(Exact Name of Registrant as Specified in Charter)

Karen Shupe Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (804) 267-7400
(Address and Telephone Number of Principal Executive Offices)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	__________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion

The information in this prospectus is not complete and may be changed. The Funds may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Ai Funds High Conviction US Equity AI-Managed ETF

Ai Funds Multi Crypto Coin AI-Managed ETF

Ai Funds Downside Defense AI-Managed ETF

PROSPECTUS

______, 2025

This prospectus describes the following ETFs which are each authorized to offer one class of shares by this prospectus.

Fund	Ticker	Principal U.S. Listing Exchange
Ai Funds High Conviction US Equity AI-Managed ETF	HIAI	Cboe BZX Exchange, Inc.
Ai Funds Multi Crypto Coin AI-Managed ETF	CCAI	Cboe BZX Exchange, Inc.
Ai Funds Downside Defense AI-Managed ETF	DDAI	Cboe BZX Exchange, Inc.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY – Ai Funds High Conviction US Equity AI-Managed ETF

Investment Objective

The Ai Funds High Conviction US Equity AI-Managed ETF (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.85%
Distribution (12b-1) and Service Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.85%

(1)	Under the Investment Advisory Agreement, Ai Funds, Inc. (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive a portion of its management fee is reflected in the example shown below for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
Ai Funds High Conviction US Equity AI-Managed ETF	$	$

1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund seeks its investment objective of long-term capital appreciation through an actively managed, high-conviction portfolio of U.S. equities selected by the BAILA (Bayesian AI Learning Algorithm) investment engine. The Fund aims to outperform the S&P 500 over a full market cycle while maintaining adherence to all requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment strategy is grounded in an AI-driven approach to security selection, risk forecasting, and dynamic exposure management. Central to this process is the BAILA system, which functions both as a macro-regime forecaster—evaluating short-term market conditions, risk factors, and historical analogs—and as a portfolio construction engine that seeks to build an optimized, risk-aware portfolio using Bayesian modeling techniques, pattern-recognition analysis, and principles designed to mitigate downside risk. Through this integrated framework, the strategy seeks to participate in equity market appreciation during favorable environments while reducing exposure or reallocating toward more defensive securities during periods of elevated market stress. The Fund may rebalance its portfolio as needed in response to changes in market conditions or newly available data, rather than on a predetermined schedule.

The Fund’s investment universe consists of three segments: U.S. equities; secondary or defense investments; and derivative instruments.

Equity Investments

The Fund invests primarily in U.S. equities drawn from the top 1,000 most liquid stocks by average daily dollar volume, spanning large-, mid-, and small-cap issuers, to ensure adequate liquidity and alignment with the Fund’s obligations under 1940 Act liquidity and diversification requirements.

Secondary or Defense Investments

The Fund may hold cash and cash equivalents, including high-quality money market instruments, short-duration U.S. Treasuries, and, to the extent permitted under Rule 12d1-4, cash-management ETFs, for liquidity, risk management, or defensive purposes.

2

Derivative Instruments

The Fund may utilize exchange-traded options for risk mitigation, opportunistic exposure, and portfolio hedging, in accordance with applicable regulatory requirements and the Fund’s derivatives risk management framework.

The Fund employs a concentrated, high-conviction portfolio construction approach, generally targeting 20 to 40 positions consistent with its actively managed, alpha-seeking investment mandate. Initial position sizes are typically capped at 10% of the portfolio at the time of purchase, although individual positions may exceed this threshold over time due to market appreciation. Portfolio holdings are selected and sized in a manner designed to comply with applicable diversification requirements under Subchapter M of the Internal Revenue Code.

The Fund’s equity exposure is dynamically adjusted between 0% and 100% based on the prevailing market regime as identified by the BAILA system. In risk-on environments—characterized by indicators such as improving momentum, favorable historical analogs, and supportive macro patterns—the Fund may shift toward higher-volatility, higher-momentum equities and increase its overall equity exposure toward full allocation. Conversely, in risk-off environments—identified by predictive signs of market deterioration—the Fund may reduce equity exposure, reallocate toward historically defensive equities, lower the portfolio’s beta, or hold cash and cash equivalents, which may represent up to 100% of assets during periods of significant market stress.

Security selection is driven by BAILA’s comprehensive analysis of more than three decades of market regime data, incorporating pattern-matching insights from daily, weekly, and intraday price behavior alongside probabilistic forecasts over a one- to two-week horizon. The system integrates downside-risk considerations informed by Prospect Theory principles and produces estimates of expected alpha, confidence-adjusted position sizing, and optimal weightings along a risk-adjusted frontier. These outputs guide the portfolio’s composition with the aim of maximizing risk-adjusted return while maintaining appropriate risk controls and adherence to regulatory requirements.

About the Utilization of AI in the Fund’s Investment Process

AI empowers the Fund’s Adviser to make informed and timely decisions when buying and selling securities in a portfolio. By leveraging advanced machine learning algorithms and data analytics, AI can analyze vast amounts of financial data, market trends, and economic indicators in real-time. This enables the Adviser to identify investment opportunities and potential risks with greater accuracy and speed. AI-driven models can also optimize trade execution by predicting price movements and liquidity conditions, ensuring that transactions are conducted at the most favorable terms. Additionally, the Adviser will use AI to continuously monitor the Fund’s portfolio, providing insights and recommendations for rebalancing and adjusting positions to align with the Fund’s investment strategy and objectives. This dynamic approach allows the Fund’s Adviser to maintain a well-balanced and high-performing portfolio. Although the Adviser relies heavily on AI-driven models, the ultimate investment decisions remain subject to oversight and approval by the Adviser’s portfolio managers. The AI models are updated and recalibrated on an ongoing basis to reflect evolving market conditions, new data sets, and technological advances. There can be no assurance that the use of AI will result in improved performance or reduced risk.

3

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the issuers in which the Fund invests.

Market Risk. The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Securities Risk. Equity prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Active Management Risk. As an actively managed investment portfolio, the Fund is subject to decisions made by the Adviser’s portfolio managers. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential returns for specific investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

4

Mid and Small Capitalization Securities Risk. The value of mid and small capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risks of Investment Selection. The Fund’s investment success depends on the skill of the Adviser in evaluating, selecting, and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Temporary Defensive Measures. From time to time, as part of its investment strategy, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes, which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may lose the benefit of upswings and may limit its ability to meet, or fail to achieve, its investment objective.

Derivatives Risk. The Fund may invest in derivative instruments, such as futures contracts, forward contracts, and swaps, which may involve significant risks. Derivatives often provide leveraged exposure, meaning the Fund can experience gains or losses greater than the amount invested in the derivative, based on changes in the value of the underlying asset, index, or rate, which the Fund may not own. Adverse movements in the underlying asset or index can lead to losses exceeding the Fund’s initial investment. Derivatives also expose the Fund to risks such as counterparty default, transaction costs, and imperfect correlation between the derivative’s value and the securities markets or the Fund’s portfolio holdings. The use of derivatives requires specialized skill, and their value may fluctuate significantly, potentially impacting the Fund’s net asset value (NAV) and total return.

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of their underlying securities. Writing call options may reduce the Fund’s ability to profit from increases in the value of the Fund’s portfolio securities. When writing call options on a portfolio security, the Fund receives a premium; however, the premium may not be enough to offset a loss incurred by the Fund if the price of the portfolio security is above the strike price by an amount equal to or greater than the premium. The Fund’s option strategy is designed to provide the Fund with income by taking in options premiums, but it is not designed to mitigate losses to the Fund in the event of a market decline.

Leverage Risk. The Fund does not seek leveraged returns but as a result of the Fund’s use of certain derivatives it may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

5

Temporary Defensive Measures. From time to time, as part of its investment strategy, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes, which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may lose the benefit of upswings and may limit its ability to meet, or fail to achieve, its investment objective.

Exchange Traded Fund Risk. To the extent that the Fund invests in ETFs, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline.

Risk of Use of AI In Portfolio Management. The success of the AI models depends on the quality, reliability, and timeliness of the data input. If data is stale, missing, or otherwise inaccurate, the Fund’s investment decisions may be adversely affected. Technological advancements, regulatory changes, or newly developed AI techniques could alter the landscape in which the Adviser’s current AI models operate. The Adviser cannot guarantee that its models will remain optimal as AI and big data analytics evolve. The Adviser may rely on data from third-party providers under licensing arrangements. In the event these providers discontinue or materially limit access, or if the data is found to be inaccurate, the Adviser’s ability to implement the Fund’s investment strategy may be impaired.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

6

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments.

ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

7

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (XXX) XXX-XXXX.

Investment Adviser and Sub-Adviser

Ai Funds, Inc. (the “Adviser”) is the investment adviser to the Fund.

Milliman Financial Risk Management, LLC (“Milliman” or the “Sub-Adviser”) is the sub-adviser to the Fund.

Portfolio Manager

Dr. Tal Schwartz, Chief Executive Officer, Chief Investment Officer and Chief Compliance officer of the adviser, has served as the Fund’s portfolio manager since its inception.

8

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least XXXXX shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Cboe BZX Exchange, Inc. (the “Exchange”). The price of the Fund’s shares is based on market price, and because ETF shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.XXXX.com.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangement generally will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

FUND SUMMARY – Ai Funds Multi Crypto Coin AI-Managed ETF

Investment Objective

The Ai Funds Multi Crypto Coin AI-Managed ETF (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.95%
Distribution (12b-1) and Service Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.95%

(1)	Under the Investment Advisory Agreement, Ai Funds, Inc. (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive a portion of its management fee is reflected in the example shown below for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
Ai Funds Multi Crypto Coin AI-Managed ETF	$	$

10

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund is an actively managed investment strategy that seeks to provide diversified exposure to the cryptocurrency market through a combination of direct cryptocurrency investments and publicly traded securities associated with the global digital asset ecosystem. The Fund is managed using the Bayesian AI Learning Algorithm (“BAILA”), the Adviser’s proprietary artificial intelligence system. BAILA serves both as a market-regime forecaster and portfolio construction tool, evaluating historical and real-time data to identify market environments, assess relative opportunities, and construct risk-aware portfolios.

Under normal market conditions, the Fund may invest up to 60% of its assets in cryptocurrencies, focusing primarily on the top 100 non-stable-coin cryptocurrencies by market capitalization. The Fund may adjust its cryptocurrency exposure within this limit as the market universe evolves. The remaining 40% or more of the Fund’s assets will be invested in equity securities and other instruments linked to the cryptocurrency ecosystem, including U.S. and non-U.S. companies involved in blockchain technology, digital asset infrastructure, payment processing, mining, exchanges, and semiconductor development, as well as crypto-tracking exchange-traded funds (“ETFs”).

The Fund may make its investments in crypto assets directly or indirectly through the Fund’s wholly owned Cayman Islands subsidiary, the Ai Funds Multi Crypto Coin AI-Managed (Cayman) Portfolio S.P. (the “Multi Crypto Coin Subsidiary”). The Fund’s crypto asset holdings, including those held by the Multi Crypto Coin Subsidiary, will be maintained with a qualified third-party digital-asset custodian that satisfies applicable regulatory, security, and operational standards.

The Fund may utilize exchange-traded derivatives, including options and futures, for risk management, to gain or reduce exposure, or to implement tactical positions. During periods of heightened market volatility or when BAILA identifies risk-off conditions, the Fund may hold some or all of its assets in cash or cash equivalents, including U.S. Treasury obligations, floating-rate notes, money market instruments, and cash-management ETFs. Holding cash or cash equivalents will not ensure that the Fund avoids losses.

BAILA’s investment process incorporates historical market pattern analysis, price-behavior modeling, Bayesian updating, and short-horizon probabilistic forecasting. The system evaluates market conditions across daily, weekly, and intraday timeframes and applies downside-risk considerations informed by Prospect Theory. BAILA generates expected return rankings, risk-adjusted portfolio weightings, and confidence-based position sizing, which the Adviser uses to determine the Fund’s investments.

11

The Fund does not rebalance on a predetermined schedule. Instead, the Adviser may adjust portfolio holdings when BAILA detects meaningfully changed market conditions or risk exposures. The frequency of trading may vary depending on market volatility and the stability of market states identified by BAILA, and holding periods for individual positions may range from several days to several weeks.

Investment in the Cayman Subsidiary

The Fund may seek to gain exposure to crypto assets, in whole or in part, through investments in the Ai Funds Multi Crypto Coin AI-Managed (Cayman) Portfolio S.P. (i.e., “Multi Crypto Coin Subsidiary”), which is wholly owned and controlled by the Fund. Except as otherwise noted, references to the investment strategies and risks of the Fund include those of the Multi Crypto Coin Subsidiary. The Multi Crypto Coin Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with those of the Multi Crypto Coin Subsidiary for purposes of determining compliance with Sections 8 and 18 of the 1940 Act. The T Multi Crypto Coin Subsidiary’s investment advisory arrangements and transactions with affiliates will comply with the applicable provisions of Sections 15 and 17 of the 1940 Act. The principal investment strategies and risks of the Multi Crypto Coin Subsidiary constitute principal investment strategies and risks of the Fund, and the disclosures herein are intended to describe the combined operations of both.

About the Utilization of AI in the Fund’s Investment Process

AI empowers the Fund’s Adviser to make informed and timely decisions when buying and selling securities in a portfolio. By leveraging advanced machine learning algorithms and data analytics, AI can analyze vast amounts of financial data, market trends, and economic indicators in real-time. This enables the Adviser to identify investment opportunities and potential risks with greater accuracy and speed. AI-driven models can also optimize trade execution by predicting price movements and liquidity conditions, ensuring that transactions are conducted at the most favorable terms. Additionally, the Adviser will use AI to continuously monitor the Fund’s portfolio, providing insights and recommendations for rebalancing and adjusting positions to align with the Fund’s investment strategy and objectives. This dynamic approach allows the Fund’s Adviser to maintain a well-balanced and high-performing portfolio. Although the Adviser relies heavily on AI-driven models, the ultimate investment decisions remain subject to oversight and approval by the Adviser’s portfolio managers. The AI models are updated and recalibrated on an ongoing basis to reflect evolving market conditions, new data sets, and technological advances. There can be no assurance that the use of AI will result in improved performance or reduced risk.

12

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the issuers in which the Fund invests.

Risks Related to the Regulation of Digital Assets. Any final determination by a court, regulator, or other authority that a digital asset in which the Fund invests (each, a “Digital Asset”) is a “security” or a “commodity” under applicable law may adversely affect the value of such Digital Asset and, consequently, the value of the Fund’s shares. If a Digital Asset held by the Fund is determined to be a security and is not, or cannot be, registered as such under the federal securities laws, the Fund may be required to cease transacting in that Digital Asset, which could result in significant losses, operational challenges, or the potential termination of the Fund.

Depending on its characteristics, a Digital Asset may be considered a “security” under the federal securities laws. The test for determining whether a particular Digital Asset is a security is complex, fact-specific, and evolving, and the outcome is difficult to predict. Public, though non-binding, statements by senior officials at the U.S. Securities and Exchange Commission (“SEC”) have indicated that the SEC does not currently consider Bitcoin to be a security and, historically, did not consider Ether (ETH) to be a security. However, these statements do not constitute official or binding determinations. The SEC staff has also provided informal assurances through no-action letters to a limited number of promoters that certain Digital Assets are not securities. Such guidance is not determinative or binding, and courts may reach different conclusions.

Conversely, the SEC has brought enforcement actions against issuers, promoters, and trading platforms relating to several Digital Assets, alleging that those assets are securities under the federal securities laws. The SEC has also pursued actions against various digital asset trading platforms for allegedly operating as unregistered securities exchanges based on the trading of Digital Assets deemed to be securities. The outcomes of these proceedings, as well as future actions, may provide additional but uncertain guidance regarding the regulatory treatment of Digital Assets.

Whether a Digital Asset is a security under the federal securities laws depends on whether it falls within the statutory definitions of “security” in the Securities Act of 1933 (the “1933 Act”), the Securities Exchange Act of 1934 (the “1934 Act”), and the Investment Company Act of 1940 (the “1940 Act”). Digital Assets are not expressly listed in these definitions, which include terms such as “investment contract,” “note,” and “transferable share.” The SEC has generally analyzed whether a Digital Asset is a security by reference to judicial interpretations of these terms, most notably the tests developed by federal courts in SEC v. W.J. Howey Co. (the “Howey test”) and Reves v. Ernst & Young (the “Reves test”). For many Digital Assets, the application of these tests is highly fact-specific and often subject to substantial legal debate.

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The SEC, courts, and other authorities have indicated that the legal characterization of a Digital Asset may change over time as the relevant facts and circumstances evolve, including changes to the development, distribution, or use of a Digital Asset. Consequently, Digital Assets currently believed not to be securities could later be determined to fall within the definition of a security.

In determining whether to invest in or obtain exposure to a Digital Asset, the Adviser considers a range of factors, including the definitions of “security” under the federal securities laws, judicial interpretations such as the Howey and Reves tests, and relevant SEC reports, orders, public statements, and enforcement actions. The Adviser’s analysis reflects its good-faith judgment based on the information available at the time, but there can be no assurance that regulators or courts will agree with such determinations.

 If an appropriate authority were to determine that a Digital Asset held by the Fund is a security, the Adviser would not intend to permit the Fund to continue holding such investment in a manner that would violate the federal securities laws. In such a case, the Fund could be required to liquidate the position, restructure its operations, or, if necessary, dissolve. Any such action could adversely affect the Fund’s performance and the value of its shares.

Digital Assets/Cryptocurrency Risk. The Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of a digital asset. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

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Market Risk. The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Securities Risk. Equity prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Temporary Defensive Measures. From time to time, as part of its investment strategy, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes, which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may lose the benefit of upswings and may limit its ability to meet, or fail to achieve, its investment objective.

Derivatives Risk. The Fund may invest in derivative instruments, such as futures contracts, forward contracts, and swaps, which may involve significant risks. Derivatives often provide leveraged exposure, meaning the Fund can experience gains or losses greater than the amount invested in the derivative, based on changes in the value of the underlying asset, index, or rate, which the Fund may not own. Adverse movements in the underlying asset or index can lead to losses exceeding the Fund’s initial investment. Derivatives also expose the Fund to risks such as counterparty default, transaction costs, and imperfect correlation between the derivative’s value and the securities markets or the Fund’s portfolio holdings. The use of derivatives requires specialized skill, and their value may fluctuate significantly, potentially impacting the Fund’s net asset value (NAV) and total return.

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Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of their underlying securities. Writing call options may reduce the Fund’s ability to profit from increases in the value of the Fund’s portfolio securities. When writing call options on a portfolio security, the Fund receives a premium; however, the premium may not be enough to offset a loss incurred by the Fund if the price of the portfolio security is above the strike price by an amount equal to or greater than the premium. The Fund’s option strategy is designed to provide the Fund with income by taking in options premiums, but it is not designed to mitigate losses to the Fund in the event of a market decline.

Futures Contract Risk. The Fund’s use of futures contracts involves risks that may adversely affect its NAV and total return. These risks include: (a) imperfect correlation between the futures contract’s price and the value of the Fund’s portfolio holdings, which may reduce the effectiveness of the strategy; (b) limited liquidity in the secondary market, which may prevent the Fund from closing a futures position at a desired time or price; (c) potential for significant losses due to unanticipated market movements, which may be theoretically unlimited; (d) the Adviser’s inability to accurately predict market trends, interest rates, currency exchange rates, or other economic factors; (e) the risk that a counterparty to the futures contract may fail to meet its obligations; and (f) the need to sell portfolio securities to meet margin requirements, potentially at disadvantageous times, if the Fund has insufficient cash.

Leverage Risk. The Fund does not seek leveraged returns but as a result of the Fund’s use of certain derivatives it may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

Temporary Defensive Measures. From time to time, as part of its investment strategy, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes, which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may lose the benefit of upswings and may limit its ability to meet, or fail to achieve, its investment objective.

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Exchange-Traded Products Risk. The Fund invests in other ETFs and ETPs, including those based outside the United States. These investments carry the same risks as the securities they hold and may trade at prices above or below the value of their holdings. Non-U.S. ETPs are not registered investment companies and are subject to different regulations than U.S. ETFs. They may also be taxed differently for U.S. investors, which could increase the Fund’s taxable income or cause the Fund to sell investments at unfavorable times to meet tax requirements.

Foreign Securities Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Some countries and regions have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. Less developed securities markets are more likely to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. The less developed a country's securities market is, the greater the likelihood of custody problems.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Multi Crypto Coin Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Multi Crypto Coin Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Multi Crypto Coin Subsidiary, will not have all the protections offered to investors in registered investment companies. In addition, changes in U.S. or Cayman Islands laws, regulations, or tax treatment could adversely affect the ability of the Multi Crypto Coin Subsidiary to operate as intended or the Fund’s ability to qualify as a regulated investment company. Such changes could increase the Fund’s expenses, reduce its exposure to digital assets, or require restructuring of the Fund’s operations.

Risk of Use of AI In Portfolio Management. The success of the AI models depends on the quality, reliability, and timeliness of the data input. If data is stale, missing, or otherwise inaccurate, the Fund’s investment decisions may be adversely affected. Technological advancements, regulatory changes, or newly developed AI techniques could alter the landscape in which the Adviser’s current AI models operate. The Adviser cannot guarantee that its models will remain optimal as AI and big data analytics evolve. The Adviser may rely on data from third-party providers under licensing arrangements. In the event these providers discontinue or materially limit access, or if the data is found to be inaccurate, the Adviser’s ability to implement the Fund’s investment strategy may be impaired.

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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in spot crypto (or any other digital asset) or derivatives based upon spot crypto (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to crypto assets through investments in the Multi Crypto Coin Subsidiary, which is intended to provide the Fund with exposure to spot crypto returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the Multi Crypto Coin Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to spot crypto returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes and not curing such failure could have adverse consequences for the Fund and its shareholders, including that both the income of the Fund and dividends paid to its shareholders would be subject to U.S. federal income tax and that such taxes applied at the Fund level would correspondingly reduce the NAV of the Fund. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments.

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ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (XXX) XXX-XXXX.

Investment Adviser and Sub-Adviser

Ai Funds, Inc. (the “Adviser”) is the investment adviser to the Fund.

Tuttle Capital Management, LLC (“Tuttle” or the “Sub-Adviser”) is the sub-adviser to the Fund.

Portfolio Manager

Gavin Beauregard, CFA, [Title] of the Adviser, has served as the Fund’s portfolio manager since its inception.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least XXXXX shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Cboe BZX Exchange, Inc. (the “Exchange”). The price of the Fund’s shares is based on market price, and because ETF shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.XXXX.com.

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Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangement generally will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY – Ai Funds Downside Defense AI-Managed ETF

Investment Objective

The Ai Funds Downside Defense AI-Managed ETF (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.85%
Distribution (12b-1) and Service Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.85%

(1)	Under the Investment Advisory Agreement, Ai Funds, Inc. (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(2)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive a portion of its management fee is reflected in the example shown below for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
Ai Funds Downside Defense AI-Managed ETF	$	$

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund seeks its investment objective of long-term capital appreciation through actively managed strategy that seeks to generate returns across varying market environments, with a particular emphasis on periods of heightened market stress. The Fund is managed using the Adviser’s proprietary Bayesian AI Learning Algorithm (“BAILA”), an artificial intelligence system that functions both as a macro-regime forecaster and as a portfolio construction engine. BAILA evaluates historical and real-time market data to identify market conditions that resemble past crisis environments, assess opportunities in defensive assets, and construct a portfolio designed to seek positive absolute returns during adverse market periods while maintaining participation in more stable conditions.

Under normal market conditions, the Fund invests primarily in U.S. equity securities and exchange-traded funds (“ETFs”). The Fund’s equity universe consists of the top 1,000 most liquid U.S. stocks by average daily trading volume across large-, mid-, and small-capitalization issuers. In addition, the Fund may invest in U.S.-listed ETFs that meet specified criteria, including minimum asset levels, trading liquidity thresholds, expense ratio limits, and the exclusion of leveraged ETFs or those issuing Schedule K-1 tax forms. The Fund’s multi-asset approach aims to provide exposure to securities that have historically demonstrated favorable or defensive characteristics across different market regimes. Initial position sizes will not exceed 10% of the portfolio at the time of purchase, although individual positions may exceed this level over time due to market appreciation.

The Fund may utilize exchange-traded derivatives, including options and futures, to establish or hedge exposures, manage portfolio risk, or position the Fund to benefit from rising or falling markets. The Fund may also hold cash or cash equivalents, including cash-like ETFs and short-term instruments, especially in periods when BAILA identifies elevated market stress or when defensive positioning is deemed appropriate. These defensive holdings may represent a substantial portion of the portfolio during adverse conditions, though they do not guarantee protection against losses.

BAILA’s market-state prediction process incorporates crisis pattern recognition informed by more than 30 years of historical data, an ensemble of predictive models trained to detect stress conditions, and Bayesian probability updates that refine short-term (one- to two-week) forecasts. The system evaluates indicators such as price-pattern similarity, volatility dynamics, and regime-specific performance characteristics. Based on these assessments, BAILA determines the Fund’s positioning along a “defense-to-offense” spectrum, ranging from maximum defensive allocations during crisis regimes to more opportunistic exposures as market conditions stabilize or recover. Portfolio construction reflects BAILA’s optimization outputs, which incorporate downside-risk considerations derived from Prospect Theory and seek to identify securities that have historically outperformed during periods of market dislocation.

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The Adviser does not rebalance the portfolio on a predetermined schedule. Instead, the Fund’s holdings are adjusted when BAILA identifies material shifts in market stress levels or changes in the relative attractiveness of defensive and opportunistic exposures. Typical holding periods may range from several days to several weeks, depending on the persistence or volatility of prevailing market regimes. Through this dynamic, AI-driven approach, the Fund seeks to provide investors with a strategy that is responsive to evolving market conditions and positioned to deliver defensive characteristics when traditional equity investments may be under the greatest pressure.

About the Utilization of AI in the Fund’s Investment Process

AI empowers the Fund’s Adviser to make informed and timely decisions when buying and selling securities in a portfolio. By leveraging advanced machine learning algorithms and data analytics, AI can analyze vast amounts of financial data, market trends, and economic indicators in real-time. This enables the Adviser to identify investment opportunities and potential risks with greater accuracy and speed. AI-driven models can also optimize trade execution by predicting price movements and liquidity conditions, ensuring that transactions are conducted at the most favorable terms. Additionally, the Adviser will use AI to continuously monitor the Fund’s portfolio, providing insights and recommendations for rebalancing and adjusting positions to align with the Fund’s investment strategy and objectives. This dynamic approach allows the Fund’s Adviser to maintain a well-balanced and high-performing portfolio. Although the Adviser relies heavily on AI-driven models, the ultimate investment decisions remain subject to oversight and approval by the Adviser’s portfolio managers. The AI models are updated and recalibrated on an ongoing basis to reflect evolving market conditions, new data sets, and technological advances. There can be no assurance that the use of AI will result in improved performance or reduced risk.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the issuers in which the Fund invests.

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Market Risk. The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Securities Risk. Equity prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Active Management Risk. As an actively managed investment portfolio, the Fund is subject to decisions made by the Adviser’s portfolio managers. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential returns for specific investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Mid and Small Capitalization Securities Risk. The value of mid and small capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risks of Investment Selection. The Fund’s investment success depends on the skill of the Adviser in evaluating, selecting, and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Exchange Traded Fund Risk. To the extent that the Fund invests in ETFs, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline.

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Temporary Defensive Measures. From time to time, as part of its investment strategy, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes, which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may lose the benefit of upswings and may limit its ability to meet, or fail to achieve, its investment objective.

Derivatives Risk. The Fund may invest in derivative instruments, such as futures contracts, forward contracts, and swaps, which may involve significant risks. Derivatives often provide leveraged exposure, meaning the Fund can experience gains or losses greater than the amount invested in the derivative, based on changes in the value of the underlying asset, index, or rate, which the Fund may not own. Adverse movements in the underlying asset or index can lead to losses exceeding the Fund’s initial investment. Derivatives also expose the Fund to risks such as counterparty default, transaction costs, and imperfect correlation between the derivative’s value and the securities markets or the Fund’s portfolio holdings. The use of derivatives requires specialized skill, and their value may fluctuate significantly, potentially impacting the Fund’s net asset value (NAV) and total return.

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of their underlying securities. Writing call options may reduce the Fund’s ability to profit from increases in the value of the Fund’s portfolio securities. When writing call options on a portfolio security, the Fund receives a premium; however, the premium may not be enough to offset a loss incurred by the Fund if the price of the portfolio security is above the strike price by an amount equal to or greater than the premium. The Fund’s option strategy is designed to provide the Fund with income by taking in options premiums, but it is not designed to mitigate losses to the Fund in the event of a market decline.

Leverage Risk. The Fund does not seek leveraged returns but as a result of the Fund’s use of certain derivatives it may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

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Temporary Defensive Measures. From time to time, as part of its investment strategy, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes, which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may lose the benefit of upswings and may limit its ability to meet, or fail to achieve, its investment objective.

Exchange Traded Fund Risk. To the extent that the Fund invests in ETFs, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline.

Risk of Use of AI In Portfolio Management. The success of the AI models depends on the quality, reliability, and timeliness of the data input. If data is stale, missing, or otherwise inaccurate, the Fund’s investment decisions may be adversely affected. Technological advancements, regulatory changes, or newly developed AI techniques could alter the landscape in which the Adviser’s current AI models operate. The Adviser cannot guarantee that its models will remain optimal as AI and big data analytics evolve. The Adviser may rely on data from third-party providers under licensing arrangements. In the event these providers discontinue or materially limit access, or if the data is found to be inaccurate, the Adviser’s ability to implement the Fund’s investment strategy may be impaired.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

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U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments.

ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (XXX) XXX-XXXX.

Investment Adviser and Sub-Adviser

Ai Funds, Inc. (the “Adviser”) is the investment adviser to the Fund.

Milliman Financial Risk Management, LLC (“Milliman” or the “Sub-Adviser”) is the sub-adviser to the Fund.

Portfolio Manager

Dr. Tal Schwartz, Chief Executive Officer, Chief Investment Officer and Chief Compliance officer of the adviser, has served as the Fund’s portfolio manager since its inception.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least XXXXX shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Cboe BZX Exchange, Inc. (the “Exchange”). The price of the Fund’s shares is based on market price, and because ETF shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.XXXX.com.

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Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals from such arrangement generally will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Ai Funds High Conviction US Equity AI-Managed ETF seeks long-term capital appreciation.

Ai Funds Multi Crypto Coin AI-Managed ETF seeks long-term capital appreciation.

Ai Funds High Downside Defense ETF seeks long-term capital appreciation.

Each Fund’s investment objective may be changed by the Board of Trustees (the “Board”) of ETF Opportunities Trust (the “Trust”) without shareholder approval upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

Ai Funds High Conviction US Equity AI-Managed ETF

The Fund seeks its investment objective of long-term capital appreciation through an actively managed, high-conviction portfolio of U.S. equities selected by the BAILA (Bayesian AI Learning Algorithm) investment engine. The Fund aims to outperform the S&P 500 over a full market cycle while maintaining adherence to all requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment strategy is grounded in an AI-driven approach to security selection, risk forecasting, and dynamic exposure management. Central to this process is the BAILA system, which functions both as a macro-regime forecaster—evaluating short-term market conditions, risk factors, and historical analogs—and as a portfolio construction engine that seeks to build an optimized, risk-aware portfolio using Bayesian modeling techniques, pattern-recognition analysis, and principles designed to mitigate downside risk. Through this integrated framework, the strategy seeks to participate in equity market appreciation during favorable environments while reducing exposure or reallocating toward more defensive securities during periods of elevated market stress. The Fund may rebalance its portfolio as needed in response to changes in market conditions or newly available data, rather than on a predetermined schedule.

Ai Funds Multi Crypto Coin AI-Managed ETF

The Fund is an actively managed investment strategy that seeks to provide diversified exposure to the cryptocurrency market through a combination of direct cryptocurrency investments and publicly traded securities associated with the global digital asset ecosystem. The Fund is managed using the Bayesian AI Learning Algorithm (“BAILA”), the Adviser’s proprietary artificial intelligence system. BAILA serves both as a market-regime forecaster and portfolio construction tool, evaluating historical and real-time data to identify market environments, assess relative opportunities, and construct risk-aware portfolios.

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Under normal market conditions, the Fund may invest up to 60% of its assets in cryptocurrencies, focusing primarily on the top 100 non-stable-coin cryptocurrencies by market capitalization. The Fund may adjust its cryptocurrency exposure within this limit as the market universe evolves. The remaining 40% or more of the Fund’s assets will be invested in equity securities and other instruments linked to the cryptocurrency ecosystem, including U.S. and non-U.S. companies involved in blockchain technology, digital asset infrastructure, payment processing, mining, exchanges, and semiconductor development, as well as crypto-tracking exchange-traded funds (“ETFs”).

Ai Funds High Downside Defense ETF

The Fund seeks its investment objective of long-term capital appreciation through actively managed strategy that seeks to generate returns across varying market environments, with a particular emphasis on periods of heightened market stress. The Fund is managed using the Adviser’s proprietary Bayesian AI Learning Algorithm (“BAILA”), an artificial intelligence system that functions both as a macro-regime forecaster and as a portfolio construction engine. BAILA evaluates historical and real-time market data to identify market conditions that resemble past crisis environments, assess opportunities in defensive assets, and construct a portfolio designed to seek positive absolute returns during adverse market periods while maintaining participation in more stable conditions.

Under normal market conditions, the Fund invests primarily in U.S. equity securities and exchange-traded funds (“ETFs”). The Fund’s equity universe consists of the top 1,000 most liquid U.S. stocks by average daily trading volume across large-, mid-, and small-capitalization issuers. In addition, the Fund may invest in U.S.-listed ETFs that meet specified criteria, including minimum asset levels, trading liquidity thresholds, expense ratio limits, and the exclusion of leveraged ETFs or those issuing Schedule K-1 tax forms. The Fund’s multi-asset approach aims to provide exposure to securities that have historically demonstrated favorable or defensive characteristics across different market regimes. Initial position sizes will not exceed 10% of the portfolio at the time of purchase, although individual positions may exceed this level over time due to market appreciation.

The Fund may utilize exchange-traded derivatives, including options and futures, to establish or hedge exposures, manage portfolio risk, or position the Fund to benefit from rising or falling markets. The Fund may also hold cash or cash equivalents, including cash-like ETFs and short-term instruments, especially in periods when BAILA identifies elevated market stress or when defensive positioning is deemed appropriate. These defensive holdings may represent a substantial portion of the portfolio during adverse conditions, though they do not guarantee protection against losses.

Each Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

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ADDITIONAL INFORMATION ABOUT RISK

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the issuers in which the Fund invests.

Market Risk. The market price of securities owned by each Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Securities Risk. Equity prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in each Fund.

Large Capitalization Securities Risk (Ai Funds High Conviction US Equity AI-Managed ETF and Ai Funds Downside Defense AI-Managed ETF only). Investments in large capitalization securities as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Mid and Small Capitalization Securities Risk (Ai Funds High Conviction US Equity AI-Managed ETF and Ai Funds Downside Defense AI-Managed ETF only). The value of mid and small capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risks of Investment Selection (Ai Funds High Conviction US Equity AI-Managed ETF and Ai Funds Downside Defense AI-Managed ETF only). The Fund’s investment success depends on the skill of the Adviser in evaluating, selecting, and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

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Active Management Risk. As an actively managed investment portfolio, each Fund is subject to decisions made by the Adviser’s portfolio managers. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential returns for specific investments in which a Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

Foreign Securities Risk (Ai Funds Multi Crypto Coin AI-Managed ETF only). Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Some countries and regions have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. Less developed securities markets are more likely to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. The less developed a country's securities market is, the greater the likelihood of custody problems.

Derivatives Risk. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

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Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of their underlying securities. Writing call options may reduce a Fund’s ability to profit from increases in the value of a Fund’s portfolio securities. When writing call options on a portfolio security, the Fund receives a premium; however, the premium may not be enough to offset a loss incurred by the Fund if the price of the portfolio security is above the strike price by an amount equal to or greater than the premium. The Fund’s option strategy is designed to provide the Fund with income by taking in options premiums, but it is not designed to mitigate losses to the Fund in the event of a market decline.

Futures Contract Risk (Ai Funds Multi Crypto Coin AI-Managed ETF only). The Fund’s use of futures contracts involves risks that may adversely affect its NAV and total return. These risks include: (a) imperfect correlation between the futures contract’s price and the value of the Fund’s portfolio holdings, which may reduce the effectiveness of the strategy; (b) limited liquidity in the secondary market, which may prevent the Fund from closing a futures position at a desired time or price; (c) potential for significant losses due to unanticipated market movements, which may be theoretically unlimited; (d) the Adviser’s inability to accurately predict market trends, interest rates, currency exchange rates, or other economic factors; (e) the risk that a counterparty to the futures contract may fail to meet its obligations; and (f) the need to sell portfolio securities to meet margin requirements, potentially at disadvantageous times, if the Fund has insufficient cash.

Leverage Risk. Each Fund does not seek leveraged returns but as a result of a Fund’s use of certain derivatives it may create investment leverage. This means that the derivative position may provide a Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

Temporary Defensive Measures. From time to time, as part of its investment strategy, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes, which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may lose the benefit of upswings and may limit its ability to meet, or fail to achieve, its investment objective.

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Exchange-Traded Products Risk (Ai Funds Multi Crypto Coin AI-Managed ETF only). The Fund invests in other ETFs and ETPs, including those based outside the United States. These investments carry the same risks as the securities they hold and may trade at prices above or below the value of their holdings. Non-U.S. ETPs are not registered investment companies and are subject to different regulations than U.S. ETFs. They may also be taxed differently for U.S. investors, which could increase the Fund’s taxable income or cause the Fund to sell investments at unfavorable times to meet tax requirements.

Exchange Traded Fund Risk. To the extent that the Fund invests in ETFs, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline.

Risks Related to the Regulation of Digital Assets (Ai Funds Multi Crypto Coin AI-Managed ETF only). Any final determination by a court, regulator, or other authority that a digital asset in which the Fund invests (each, a “Digital Asset”) is a “security” or a “commodity” under applicable law may adversely affect the value of such Digital Asset and, consequently, the value of the Fund’s shares. If a Digital Asset held by the Fund is determined to be a security and is not, or cannot be, registered as such under the federal securities laws, the Fund may be required to cease transacting in that Digital Asset, which could result in significant losses, operational challenges, or the potential termination of the Fund.

Depending on its characteristics, a Digital Asset may be considered a “security” under the federal securities laws. The test for determining whether a particular Digital Asset is a security is complex, fact-specific, and evolving, and the outcome is difficult to predict. Public, though non-binding, statements by senior officials at the U.S. Securities and Exchange Commission (“SEC”) have indicated that the SEC does not currently consider Bitcoin to be a security and, historically, did not consider Ether (ETH) to be a security. However, these statements do not constitute official or binding determinations. The SEC staff has also provided informal assurances through no-action letters to a limited number of promoters that certain Digital Assets are not securities. Such guidance is not determinative or binding, and courts may reach different conclusions.

Conversely, the SEC has brought enforcement actions against issuers, promoters, and trading platforms relating to several Digital Assets, alleging that those assets are securities under the federal securities laws. The SEC has also pursued actions against various digital asset trading platforms for allegedly operating as unregistered securities exchanges based on the trading of Digital Assets deemed to be securities. The outcomes of these proceedings, as well as future actions, may provide additional but uncertain guidance regarding the regulatory treatment of Digital Assets.

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Whether a Digital Asset is a security under the federal securities laws depends on whether it falls within the statutory definitions of “security” in the Securities Act of 1933 (the “1933 Act”), the Securities Exchange Act of 1934 (the “1934 Act”), and the Investment Company Act of 1940 (the “1940 Act”). Digital Assets are not expressly listed in these definitions, which include terms such as “investment contract,” “note,” and “transferable share.” The SEC has generally analyzed whether a Digital Asset is a security by reference to judicial interpretations of these terms, most notably the tests developed by federal courts in SEC v. W.J. Howey Co. (the “Howey test”) and Reves v. Ernst & Young (the “Reves test”). For many Digital Assets, the application of these tests is highly fact-specific and often subject to substantial legal debate.

The SEC, courts, and other authorities have indicated that the legal characterization of a Digital Asset may change over time as the relevant facts and circumstances evolve, including changes to the development, distribution, or use of a Digital Asset. Consequently, Digital Assets currently believed not to be securities could later be determined to fall within the definition of a security.

In determining whether to invest in or obtain exposure to a Digital Asset, the Adviser considers a range of factors, including the definitions of “security” under the federal securities laws, judicial interpretations such as the Howey and Reves tests, and relevant SEC reports, orders, public statements, and enforcement actions. The Adviser’s analysis reflects its good-faith judgment based on the information available at the time, but there can be no assurance that regulators or courts will agree with such determinations.

If an appropriate authority were to determine that a Digital Asset held by the Fund is a security, the Adviser would not intend to permit the Fund to continue holding such investment in a manner that would violate the federal securities laws. In such a case, the Fund could be required to liquidate the position, restructure its operations, or, if necessary, dissolve. Any such action could adversely affect the Fund’s performance and the value of its shares.

Digital Assets/Cryptocurrency Risk (Ai Funds Multi Crypto Coin AI-Managed ETF only). The Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of a digital asset. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

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Cryptocurrencies are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Subsidiary Investment Risk (Ai Funds Multi Crypto Coin AI-Managed ETF only). Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Multi Crypto Coin Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Multi Crypto Coin Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Multi Crypto Coin Subsidiary, will not have all the protections offered to investors in registered investment companies.

Risk of Use of AI In Portfolio Management. The success of the AI models depends on the quality, reliability, and timeliness of the data input. If data is stale, missing, or otherwise inaccurate, each Fund’s investment decisions may be adversely affected. Technological advancements, regulatory changes, or newly developed AI techniques could alter the landscape in which the Adviser’s current AI models operate. The Adviser cannot guarantee that its models will remain optimal as AI and big data analytics evolve. The Adviser may rely on data from third-party providers under licensing arrangements. In the event these providers discontinue or materially limit access, or if the data is found to be inaccurate, the Adviser’s ability to implement each Fund’s investment strategy may be impaired.

Cyber Security Risk. Each Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to a Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which a Fund invests or a Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject a Fund to many of the same risks associated with direct cyber security breaches. Although each Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because each Fund does not directly control the cyber security systems of issuers or third-party service providers.

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U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Tax Risk (Ai Funds Multi Crypto Coin AI-Managed ETF only). The Fund intends to qualify and remain qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund will qualify as a RIC if, among other things, it satisfies the source-of-income and asset-diversification requirements under the Code.

To qualify as a RIC, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from: (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (ii) net income derived from an interest in a “qualified publicly traded partnership.” The items described in (i) and (ii) are referred to collectively as “Good Income.”

The Fund may invest directly in the relevant digital assets that comprise its benchmark index or reference exposure (the “Reference Assets”). Income from such direct investments would not qualify as Good Income because digital assets generally do not meet the definition of any of the categories of Good Income. In contrast, income from cash and cash-equivalent investments will qualify as Good Income.

As a general matter, the Fund will seek to gain exposure to crypto assets, in whole or in part, through investments in a wholly-owned subsidiary organized in the Cayman Islands, the Ai Funds Multi Crypto Coin AI-Managed (Cayman) Portfolio S.P. (the “Multi Crypto Coin Subsidiary”), wholly owned and controlled by the Ai Funds Multi Crypto Coin AI-Managed ETF.

The Fund’s investment in the Multi Crypto Coin Subsidiary is intended to provide exposure to crypto asset price movements or staking returns while enabling the Fund to satisfy the RIC source-of-income requirements. The Fund intends to monitor its investments carefully to ensure compliance with the 90% Good Income test.

Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings to other taxpayers concluding that income and gains from investments in a wholly-owned foreign subsidiary that invests in commodity-linked instruments constitute Good Income. The Fund has not received such a ruling and cannot rely on private letter rulings issued to other taxpayers. The IRS has also suspended the issuance of such rulings.

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In addition, the IRS recently proposed regulations that, if finalized, would generally treat a fund’s income inclusion from a subsidiary as qualifying income only to the extent the subsidiary makes a distribution out of earnings and profits attributable to such income. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days following their publication as final.

Based on the principles underlying prior IRS private letter rulings, the Fund currently intends to treat income from its Cayman subsidiary as Good Income without obtaining a private letter ruling. However, the tax treatment of income derived from the Fund’s Multi Crypto Coin Subsidiary may be adversely affected by future legislation, court decisions, Treasury regulations, or IRS guidance that could alter whether such income is Good Income or otherwise affect the character, timing, or amount of the Fund’s taxable income and distributions.

To qualify as a RIC, the Fund must also satisfy an asset-diversification test at the end of each quarter of its taxable year. Specifically: (i) at least 50% of the value of the Fund’s total assets must be represented by cash, cash items, U.S. government securities, the securities of other RICs, and other securities, provided that no more than 5% of the value of the Fund’s total assets may be invested in the securities of a single issuer and the Fund may not hold more than 10% of the outstanding voting securities of such issuer; and (ii) no more than 25% of the value of the Fund’s total assets may be invested in (a) the securities (other than U.S. government securities or securities of other RICs) of any one issuer, (b) the securities of two or more issuers that the Fund controls and that are engaged in the same or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

The Fund expects to satisfy the asset-diversification requirement by limiting its investment in its Multi Crypto Coin Subsidiary to no more than 25% of the value of its total assets at the end of each quarter.

Although the Fund intends to meet the source-of-income, asset-diversification, and distribution requirements necessary to qualify as a RIC, it is nonetheless possible that a Fund could fail to do so. If a Fund were to fail to qualify as a RIC, it would be taxed as a regular corporation on all of its taxable income and gains, regardless of whether distributed to shareholders. In such event, distributions to shareholders of the Fund’s income and gains would not be deductible by the Fund and would be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of those earnings and profits would be treated as a return of capital to the extent of a shareholder’s tax basis in Fund shares, and any remaining amount would be treated as capital gain.

To requalify as a RIC in a subsequent taxable year, a Fund would be required to meet the relevant income, diversification, and distribution requirements and to eliminate any accumulated earnings and profits from any non-qualifying years. Subject to certain limited exceptions, a Fund that failed to qualify as a RIC and later requalified could be subject to corporate-level tax on any unrealized built-in gains recognized within ten years following requalification unless it made a special election to pay tax on such gains at the time of requalification.

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Non-Diversification Risk. Each Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Non-diversification increases the risk that the value of a Fund could go down because of the poor performance of a single investment or limited number of investments.

ETF Structure Risk. Each Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

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New Fund Risk. Each Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

MANAGEMENT

Investment Adviser

Ai Funds, Inc. (the “Adviser”), 75 Gate 5 Road, Sausalito, California 94965, is the investment adviser for the Funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a Delaware corporation and was organized in 2018.

Under the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Funds (the “Investment Advisory Agreement”), the Adviser is responsible for the day-to-day management of the Fund’s investments. The Adviser also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Sub-Adviser. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, at the annual rate of each Fund’s average daily net assets as noted below:

Fund	Management Fee
Ai Funds High Conviction US Equity AI-Managed ETF	0.85%
Ai Funds Multi Crypto Coin AI-Managed ETF	0.95%
Ai Funds Downside Defense AI-Managed ETF	0.85%

The Sub-Advisers

The Adviser has retained Milliman Financial Risk Management, LLC (the “Milliman” or the “Sub-Adviser”), sub-adviser for the Ai Funds High Conviction US Equity AI-Managed ETF and Ai Funds Downside Defense AI-Managed ETF. Milliman, which has its principal office at 71 S. Wacker Drive, 31st Floor, Chicago, Illinois 60606, was formed in 2011. Please see the statement of additional information for a description of the sub-advisory fee.

The Adviser has also retained Tuttle Capital Management, LLC (the “Sub- Adviser”), an investment adviser registered with the SEC, to provide sub-advisory services for the Ai Funds Multi Crypto Coin AI-Managed ETF. The Sub-Adviser is organized as a Delaware limited liability company with its principal offices located at 155 Lockwood Rd., Riverside, CT, 06878, and was established in 2012. Please see the statement of additional information for a description of the sub-advisory fee.

A discussion regarding the basis for the Board approving the Investment Advisory Agreement and Sub-Advisory Agreements for the Funds will be available in the Funds’ report filed on Form N-CSR, once that report is produced.

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The Portfolio Managers

Ai Funds High Conviction US Equity AI-Managed ETF and Ai Funds Downside Defense AI-Managed ETF

Dr. Tal Schwartz has been the Chief Executive Officer, Chief Investment Officer and Chief Compliance officer of the Adviser since founding the firm in 2018. He is the developer of BAILA (Bayesian AI Learning Algorithm), the proprietary AI system that powers the Funds' investment strategies. From 2007 to 2018, Dr. Schwartz served as Founder, CEO, and Chairman of ClickTale, a behavioral analytics company that was acquired in 2018. Dr. Schwartz has over 25 years of experience in quantitative research and finance, including academic positions as Professor and Visiting Scientist at some of the world's leading academic institutions, as well as quant research roles at leading hedge funds. Dr. Schwartz holds a Ph.D. in Finance from Cornell University and a B.Sc. in Economics and Engineering from the California Institute of Technology. He holds the Series 65 license.

Ai Funds Multi Crypto Coin AI-Managed ETF

Gavin Beauregard, CFA, is the Director of Quantitative Research at the Adviser, a position he has held since October 2025. He previously served as Quantitative Researcher at the firm since joining in 2023. Prior to joining the Adviser, Mr. Beauregard served on Portfolio Strategy Committees at Cerity Partners and ARGI Investment Group, where he focused on portfolio construction for several strategic and tactical strategies. Mr. Beauregard holds a B.Sc. in Finance and Business Analytics from Indiana University's Kelley School of Business. He is a CFA Charterholder and holds the Series 65 license.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership in the Fund.

The Trust

Each Fund is a series of the ETF Opportunities Trust, an open-end management investment company organized as a Delaware statutory trust on March 18, 2019. The Board supervises the operations of the Funds according to applicable state and federal law, and the Board is responsible for the overall management of the Funds’ business affairs.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI. Complete holdings are published on the Funds’ website on a daily basis. Please visit the Funds’ website at www.XXX.com. In addition, each Fund’s complete holdings (as of the dates of such reports) are available in reports on Form N-PORT and Form N-CSR filed with the SEC.

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DISTRIBUTION (12B-1) PLAN

The Board has adopted a Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

HOW TO BUY AND SELL SHARES

Most investors will buy and sell shares of the Funds through broker-dealers at market prices. Shares of the Funds are listed for trading on the Exchange and on the secondary market during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. Shares of the Funds are traded under the below listed trading symbols:

Fund	Trading Symbol
Ai Funds High Conviction US Equity AI-Managed ETF	HIAI
Ai Funds Multi Crypto Coin AI-Managed ETF	CCAI
Ai Funds Downside Defense AI-Managed ETF	DDAI

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The NAV of each Fund’s shares is calculated at the close of regular trading on the Exchange, generally 4:00 p.m. New York time, on each day the Exchange is open. The NAV of each Fund’s Shares is determined by dividing the total value of a Fund’s portfolio investments and other assets, less any liabilities, by the total number of Shares outstanding of the Fund.

In calculating its NAV, a Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments.

Fair value pricing is used by a Fund when market quotations are not readily available or are deemed to be unreliable or inaccurate based on factors such as evidence of a thin market in the security or a significant event occurring after the close of the market but before the time as of which a Fund’s NAV is calculated. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

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APs may acquire shares directly from each Fund, and APs may tender their shares for redemption directly to the Fund, at NAV per share only in large blocks, or Creation Units, of at least XXXXX shares. Purchases and redemptions directly with the Funds must follow each Fund’s procedures, which are described in the SAI.

Under normal circumstances, each Fund will pay out redemption proceeds to a redeeming AP within two (2) days after the AP’s redemption request is received, in accordance with the process set forth in the Funds’ SAI and in the agreement between the AP and the Funds’ distributor. However, the Funds reserve the right, including under stressed market conditions, to take up to seven (7) days after the receipt of a redemption request to pay an AP, all as permitted by the 1940 Act. The Funds anticipate regularly meeting redemption requests primarily through in-kind redemptions. However, the Funds reserve the right to pay all or portion of the redemption proceeds to an AP in cash. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents.

Each Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Shares can only be purchased and redeemed directly from each Fund in Creation Units by APs, and the vast majority of trading in shares occurs on the secondary market. Because the secondary market trades do not directly involve a Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that shares trade at or close to NAV. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, each Fund imposes transaction fees on purchases and redemptions of shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the shares.

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DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions. The Funds expect to typically satisfy redemptions in-kind. However, if a Fund satisfies a redemption in cash this may result in the Fund selling portfolio securities to obtain cash to meet net fund redemptions which can have an adverse tax impact on taxable shareholders. These sales may generate taxable gains for the ongoing shareholders of the fund, whereas the shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by each Fund. The Funds will distribute its net realized capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements.

No dividend reinvestment service is provided by the Funds. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

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Taxes

As with any investment, you should consider how your investment in shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

-	A Fund makes distributions,

-	You sell your shares listed on the Exchange, and

-	You purchase or redeem Creation Units.

Taxes on Distributions

Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the Fund’s dividends attributable to its “qualified dividend income” (e.g., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to U.S. federal income tax for U.S. non-corporate shareholders who satisfy those restrictions with respect to their shares at the rate for net capital gain. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to U.S. corporations (the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to U.S. federal income tax (excluding REITs) and excludes dividends from foreign corporations) subject to similar restrictions. However, dividends a U.S. corporate shareholder deducts pursuant to that deduction are subject indirectly to the U.S. federal alternative minimum tax.

A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses affect the Fund’s performance.

In general, distributions received from a Fund are subject to U.S. federal income tax when they are paid, whether taken in cash or reinvested in the Fund (if that option is available). Distributions reinvested in additional shares through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the shares and as capital gain thereafter. A distribution will reduce a Fund’s NAV per share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

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By law, the Funds are required to backup withhold twenty-four percent (24%) of your distributions and redemption proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one (1) year or less. The ability to deduct capital losses from sales of shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any cash it pays. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax Adviser with respect to whether the wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one (1) year and as short-term capital gain or loss if the shares have been held for one (1) year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “Taxes” in the SAI for a description of the requirement regarding basis determination methods applicable to share redemptions and the Fund’s obligation to report basis information to the Service.

At the time that this prospectus is being prepared, various administrative and legislative changes to the U.S. federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

The foregoing discussion summarizes some of the possible consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax Adviser about the potential tax consequences of an investment in the shares under all applicable tax laws. See “Taxes” in the SAI for more information.

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FUND SERVICE PROVIDERS

Commonwealth Fund Services, Inc. (the “Administrator”) is the Funds’ administrator. The firm is primarily in the business of providing administrative services to retail and institutional mutual funds and exchange-traded funds.

[__________] serves as the Funds’ fund accountant, and it provides certain other services to the Funds not provided by the Administrator. [____] is primarily in the business of providing administrative, fund accounting services to retail and institutional exchange-traded funds and mutual funds.

[____] serves as the Funds’ custodian and transfer agent.

PINE Distributors, LLC (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares.

Practus, LLP serves as legal counsel to the Trust and the Funds.

______ serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

OTHER INFORMATION

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

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Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Premium/Discount Information

When available, information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund will be available at www.XXXX.com.

FINANCIAL HIGHLIGHTS

Because the Funds have not yet commenced operations as of the date hereof, no financial highlights are available. In the future, financial highlights will be presented in this section of the Prospectus.

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FOR MORE INFORMATION

You will find more information about the Funds in the following documents:

Statement of Additional Information: For more information about the Funds, you may wish to refer to the Funds’ SAI dated ____, 2026, which is on file with the SEC and incorporated by reference into this prospectus.

Annual/Semi-Annual Reports: Additional information about the Funds’ investments, once available, will be available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.  In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

You can obtain a free copy of the SAI, annual and semi-annual reports, and other information, such as the Funds’ financial statements, by writing to the Ai Funds, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling the Fund toll free at (XXX) XXX-XXXX, or by e-mail at: mail@ccofva.com. The Funds’ annual and semi-annual reports, prospectus, SAI and other information such as financial statements are all available for viewing/downloading at www.XXXX.com. General inquiries regarding the Funds may also be directed to the above address or telephone number.

Copies of these documents and other information about the Funds is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of these documents may also be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(Investment Company Act File No. 811-23439)

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Subject to Completion

The information in this Statement of Additional Information is not complete and may be changed. The Funds may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Ai Funds High Conviction US Equity AI-Managed ETF (Ticker: HIAI)

Ai Funds Downside Defense AI-Managed ETF (Ticker: DDAI)

Ai Funds Multi Crypto Coin AI-Managed ETF (Ticker: CCAI)

each of the above listed on Cboe BZX Exchange, Inc.

(collectively, the “Funds”)

Series of

ETF Opportunities Trust

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

(XXX) XXX-XXXX

STATEMENT OF ADDITIONAL INFORMATION

Dated ___, 2026

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus for the Fund dated _________, 2025 as it may be supplemented or revised from time to time. This SAI is incorporated by reference into the Fund’s prospectus. You can obtain a free copy of the annual and semi-annual reports (once available), prospectus and SAI by writing to the Ai Funds, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling the Ai Funds toll free at (XXX) XXX-XXXX or by e-mail at: mail@ccofva.com. The Funds’ annual and semi-annual reports (once available), prospectus and SAI are all available for viewing/downloading at www.XXX.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Investment Adviser:

Ai Funds, Inc.

75 Gate 5 Road

Sausalito, CA 94965

THE TRUST

General. This SAI relates to the Ai Funds High Conviction US Equity AI-Managed ETF, Ai Funds Downside Defense AI-Managed ETF and Ai Funds Multi Crypto Coin AI-Managed ETF (each a “Fund” and collectively, the “Funds”), and it should be read in conjunction with the prospectus of the Funds. This SAI is incorporated by reference into the Funds’ prospectus. No investment in Fund shares should be made without reading the prospectus. The Funds are each a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the "Trust"). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the "Board" or "Trustees"). The investment adviser to the Funds is Ai Funds (the “Adviser”). Milliman Financial Risk Management, LLC is the sub-adviser to the Ai Funds High Conviction US Equity AI-Managed ETF and Ai Funds Downside Defense AI-Managed ETF. Tuttle Capital Management, LLC is the sub-adviser to the Ai Funds Multi Crypto Coin AI-Managed ETF.

The Funds may issue an unlimited number of shares of beneficial interest (“Shares”). All Shares have equal rights and privileges. Each Share is entitled to one vote on all matters as to which Shares are entitled to vote. In addition, each Share is entitled to participate equally with other Shares (i) in dividends and distributions declared by such Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional Shares have proportionately the same rights, including voting rights, as are provided for a full Share.

Each Fund will issue and redeem Shares at net asset value (“NAV”) in aggregations of at least XX,XXX Shares (each a “Creation Unit”). The Funds will issue and redeem Creation Units principally for cash. The Funds reserve the right to offer creations and redemptions of Shares in exchange for a basket of securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Each Fund is listed on a national securities exchange (the “Exchange”) as set forth below.

Fund	Ticker	Principal U.S. Listing Exchange
Ai Funds High Conviction US Equity AI-Managed ETF	HIAI	Cboe BZX Exchange, Inc.
Ai Funds Downside Defense AI-Managed ETF	DDAI	Cboe BZX Exchange, Inc.
Ai Funds Multi Crypto Coin AI-Managed ETF	CCAI	Cboe BZX Exchange, Inc.

Shares will trade on the secondary market at market prices that may be below, at, or above NAV. In the event of the liquidation of either Fund, a share split, reverse split or the like, the Trust may revise the number of Shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions as described herein - see the section titled “Placement of Creation Orders Outside the Clearing Process” of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions. See “Additional Information About Purchases and Sales” below.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Funds’ investment objective and principal investment strategies are described in the prospectus. The Funds are “non-diversified” series as that term is defined in the Investment Company Act of 1940 (the “1940 Act”). As a non-diversified fund, each Fund is permitted to invest in fewer securities at any one time than a diversified fund. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see “Description of Permitted Investments” in this SAI.

Portfolio Turnover. Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Adviser makes purchases and sales for each Fund’s portfolio whenever necessary, in the Adviser's opinion, to meet each Fund’s objective.

DESCRIPTION OF PERMITTED INVESTMENTS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Funds' prospectus. In seeking to meet its investment objective, each Fund may invest in any type of security whose characteristics are consistent with its investment programs. To the extent particular investment techniques or instruments that are not described in the principal investment strategies disclosure of the Funds’ prospectus, such investment techniques and instruments are not a part of the principal strategies and the corresponding risks are not principal risks of the Funds.

Equity Securities. Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of the Fund Shares to decline.

An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Types of Equity Securities:

Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Smaller Companies. The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.

Tracking Stocks. Each Fund may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to track the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

When-Issued Securities. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Decisions to enter into when-issued transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership.

Foreign Securities. The Funds may invest directly in foreign securities or have indirect exposure to foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards, and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than exists in the United States. Interest and dividends paid by foreign issuers as well as gains or proceeds realized from the sale or other disposition of foreign securities may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, the imposition of economic sanctions, confiscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of a Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Decreases in the value of currencies of the foreign countries in which a Fund may invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of a Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of such Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Investing in emerging markets can have more risk than investing in developed foreign markets. The risks of investing in these markets may be exacerbated relative to investments in foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on a Fund’s ability to repatriate investment income or capital and, thus, may adversely affect the operations of a Fund. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on a Fund.

Foreign Currencies. Although the Funds intend to only hold investments denominated in U.S. dollars, a Fund may have indirect exposure to foreign currency fluctuations. Each Fund’s net asset value could decline if a relevant foreign currency depreciates against the U.S. dollar or if there are delays or limits on the repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, each Fund’s net asset value may change without warning, which could have a significant negative impact on the Fund.

Illiquid and Restricted Investments. Each Fund may invest in illiquid investments (i.e., securities that are not readily marketable) to the extent permitted under the 1940 Act. Illiquid investments include, but are not limited to, restricted investments (investments the disposition of which is restricted under the federal securities laws), investments that may only be resold pursuant to Rule 144A under the Securities Act, but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid investments if, immediately after the acquisition, such investments would comprise more than 15% of the value of such Fund’s net assets. Determinations of liquidity are made pursuant to guidelines contained in the liquidity risk management program of the Trust applicable to a Fund. The Adviser determines and monitors the liquidity of the portfolio investments and reports periodically on its decisions to the Board. In making such determinations it takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The term illiquid security is defined as a security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.

An institutional market has developed for certain restricted investments. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such investments are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act or other exemptions, the Adviser may determine that the investments are liquid.

Restricted investments may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell.

Illiquid investments will be priced at fair value as determined in good faith under procedures adopted by the Board. If, through the appreciation of illiquid investments or the depreciation of liquid investments, a Fund were to be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted investments which are not readily marketable, a Fund will take such steps as set forth in its procedures as adopted by the Board.

Investment Company Securities. Each Fund may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Investing in another pooled vehicle exposes a Fund to all the risks of that pooled vehicle. Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the acquired company) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If a Fund invests in and, thus, is a shareholder of, another investment company, such Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with its own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Funds. The acquisition of Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act.

Each Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (2) the sales load charged on Shares is no greater than the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (FINRA). Each Fund may also rely on Rule 12d1-4 under the 1940 Act, which provides an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if a Fund satisfies certain conditions specified in the Rule, including, among other conditions, that a Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Initial Public Offering Risk. Each Fund may, on a limited basis, participate in IPOs. The market value of IPO shares may fluctuate considerably and is often subject to speculative trading due to factors such as the absence of a prior public market, unseasoned trading, a smaller number of shares available for trading and limited information available about the issuer, its business model, the quality of management, earnings growth potential and other criteria used to evaluate its investment prospects. Such stocks may have exhibited price appreciation in connection with the IPO that is not sustained, and it is not uncommon for stocks to decline in value in the period following the IPO. Additionally, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Money Market Funds. Each Fund may invest in underlying money market funds that either seek to maintain a stable $1 NAV (stable NAV money market funds) or that have a share price that fluctuates (variable NAV money market funds). Although an underlying stable NAV money market fund seeks to maintain a stable $1 NAV, it is possible for the Fund to lose money by investing in such a money market fund. Because the share price of an underlying variable NAV market fund will fluctuate, when a Fund sells the shares it owns they may be worth more or less than what the Fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such funds liquidity falls below required minimums.

Other Short-Term Instruments. Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (CDs), bankers acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase Prime-1 by Moody’s Investors Service or A-1 by Standard & Poor’s Financial Services or, if unrated, of comparable quality as determined by the Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Sub-Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Derivative Instruments. Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (a reference instrument) and may relate to stocks, bonds, interest rates, credit, currencies, commodities or related indices. Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Some common types of derivatives include options, futures, forwards and swaps.

Derivative instruments may be used to modify the effective duration of a Fund’s portfolio investments. Derivative instruments may also be used for hedging, which means that they may be used when the Sub-Adviser seeks to protect a Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations, or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the Sub-Advisers ability to gauge relevant market movements.

Derivative instruments may be used for purposes of direct hedging. Direct hedging means that the transaction must be intended to reduce a specific risk exposure of a portfolio security or its denominated currency and must also be directly related to such security or currency. Each Fund’s use of derivative instruments may be limited from time to time by policies adopted by the Board, the Adviser or the Sub-Adviser.

U.S. Securities and Exchange Commission (“SEC”) Rule 18f-4 (“Rule 18f-4” or the “Derivatives Rule”) regulates the ability of a Fund to enter into derivative transactions and other leveraged transactions. The Derivatives Rule defines the term derivatives to include short sales and forward contracts, such as TBA transactions, in addition to instruments traditionally classified as derivatives, such as swaps, futures, and options. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions deemed to be similar to reverse repurchase transactions, such as certain securities lending transactions in connection with which the Fund obtains leverage. Among other things, under Rule 18f-4, a Fund is prohibited from entering into these derivatives transactions except in reliance on the provisions of the Derivatives Rule. The Derivatives Rule establishes limits on the derivatives transactions that the Fund may enter into based on the value-at-risk (VaR) of the Fund inclusive of derivatives. Each Fund will generally satisfy the limits under the Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its designated reference portfolio. The designated reference portfolio is a representative unleveraged index or a Fund’s own portfolio absent derivatives holdings, as determined by such Funds derivatives risk manager. This limits test is referred to as the Relative VaR Test. As a result of the Relative VaR Test, the Fund may not seek returns in excess of 2x the Underlying Index.

In addition, among other requirements, Rule 18f-4 requires a Fund to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the SEC and the public regarding the Fund’s derivatives activities. These new requirements will apply unless a Fund qualifies as a limited derivatives user, which the Derivatives Rule defines as a fund that limits its derivatives exposure to 10% of its net assets. It is possible that the limits and compliance costs imposed by the Derivatives Rule may adversely affect a Fund’s performance, efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives and may increase the cost of such Fund’s investments and cost of doing business, which could adversely affect investors.

Futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A sale of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A purchase of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow a Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In certain types of futures contracts, the underlying reference instrument may be a swap agreement. In most cases the contractual obligation under a futures contract may be offset, or closed out, before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated contract markets by the Commodity Futures Trading Commission (the “CFTC”) and must be executed through a futures commission merchant (FCM), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when they buy or sell futures contracts.

To the extent a Fund invests in futures contracts, the Fund will generally buy and sell futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When a Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as initial margin that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a variation margin amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. The account is marked-to market daily and the variation margin is monitored the Adviser and Custodian (defined below) on a daily basis. When the futures contract is closed out, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts. Each Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, a purchase or sale of a futures contract may result in losses to a Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, if a Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause a Fund to experience substantial losses on an investment in a futures contract.

There is a risk of loss by each Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because a Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCMs customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCMs other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

Each Fund may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

If the Adviser’s investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, the Fund’s overall performance will be poorer than if it had not entered into a futures contract. For example, if a Fund has purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, a Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged. This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.

The difference (called the spread) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-U.S. futures contracts may be subject to varied regulatory oversight. The price of any non-U.S. futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-U.S. exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The CFTC and the various exchanges have established limits referred to as speculative position limits on the maximum net long or net short position that any person, such as the Fund, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law. For more information, see Developing government regulation of derivatives below.

Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Options on futures contracts. Options on futures contracts trade on the same contract markets as the underlying futures contract. When the Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (the exercise price). The purchase of a call or put option on a futures contract, whereby the Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument. For example, a Fund could purchase a call option on a long futures contract when seeking to hedge against an increase in the market value of the underlying reference instrument, such as appreciation in the value of a non-U.S. currency against the U.S. dollar.

The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM. One goal of selling (writing) options on futures may be to receive the premium paid by the option buyer. For more general information about the mechanics of purchasing and writing options, see Options below.

Risks of options on futures contracts. Each Fund’s use of options on futures contracts are subject to the risks related to derivative instruments generally. In addition, the amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the seller were required to take such a position, it could bear substantial losses. An option writer has potentially unlimited economic risk because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is in-the-money at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract.

Options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the United States are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Fund’s orders to close out open options positions.

The Fund’s Use Of Option Contracts. Each Fund may purchase and sell a combination of standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”) call option contracts that are based on the value of the price returns of the underlying instrument.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated).

Purchasing call and put options. As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Fund may expire without any value to a Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. Each Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instruments market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing call and put options. Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing covered call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, the Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be called away, requiring the Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and the Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

Closing out options (exchange-traded options). If the writer of an option wants to terminate its obligation, the writer may effect a closing purchase transaction by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the option writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a closing sale transaction by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by a Fund. Closing transactions allow a Fund to terminate its positions in written and purchased options. A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the Fund to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by a Fund will generally reflect increases in the market price of the underlying reference instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by the Fund.

Over-the-counter options. Like exchange-traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying reference instrument at a stated exercise price. OTC options, however, differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of non-performance by the dealer, including because of the dealer’s bankruptcy or insolvency. While the Fund uses only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying reference instruments and in a wider range of expiration dates and exercise prices than exchange-traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. The Funds may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which such Fund originally wrote the option. Each Fund may suffer a loss if it is not able to exercise (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

Interest rate caps. An interest rate cap is a type of OTC option. The buyer of an interest rate cap pays a premium to the seller in exchange for payments at set intervals for which a floating interest rate exceeds an agreed upon interest rate. The floating interest rate may be tied to a reference rate, a long-term swap rate or other benchmark. The amount of each payment is determined by reference to a specified notional amount of money. Interest rate caps do not involve the delivery of securities, other underlying instruments, or principal amounts. Accordingly, barring counterparty risk, the risk of loss to the purchaser of an interest rate cap is limited to the amount of the premium paid.

An interest rate cap can be used to increase or decrease exposure to various interest rates, including to hedge interest rate risk. By purchasing an interest rate cap, the buyer of the cap can benefit from rising interest rates while limiting its downside risk to the amount of the premium paid. If a Fund buys an interest rate cap and the Adviser is correct at predicting the direction of interest rates, the interest rate cap will increase in value. But if the Adviser is incorrect at predicting the direction, the interest rate cap will expire worthless.

By writing (selling) an interest rate cap, the seller of the cap can benefit by receiving a premium in exchange for assuming an obligation to make payments at set intervals for which a floating interest rate exceeds an agreed upon interest rate. If interest rates rise above the agreed upon cap, the seller’s obligation to make payments may result in losses in excess of the premium received.

Correctly predicting the value of an interest rate cap requires an understanding of the referenced interest rate, and a Fund bears the risk that the Adviser will not correctly forecast future market events, such as interest rate movements. Interest rate caps also involve the risks associated with derivative instruments generally, as described herein, including the risks associated with OTC options.

Risks of options. Each Fund’s options investments involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and the Fund may have difficulty effecting closing transactions in particular options. Therefore, the Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. A Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when ae Fund cannot affect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of a Fund’s portfolio that is being hedged. In addition, each Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the Sub-Adviser is not successful in using options in managing a Fund’s investments, the Fund’s performance will be worse than if the Sub-Adviser did not employ such strategies.

Swaps. Generally, swap agreements are contracts between a Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, a Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular notional amount or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-U.S. currency, or a basket of securities representing a particular index. Swaps can also be based on credit and other events.

Each Fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the Fund and its counterparty with respect to a particular swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net difference in the two payments. A Fund’s obligation (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. A Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If the swap agreement does not provide for that type of netting, the full amount of the Fund’s obligations will be accrued on a daily basis.

Comprehensive swaps regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the Dodd-Frank Act) and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as security-based swaps, which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. A Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (ISDA) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts. In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is in-the-money with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the in-the-money party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, a Fund is required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments (variation margin). Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to the Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the Fund, the amount pledged by the counterparty and available to such Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Currently, each Fund does not intend to typically provide initial margin in connection with uncleared swaps. However, rules requiring initial margin for uncleared swaps have been adopted and are being phased in over time. When these rules take effect, if a Fund is deemed to have material swaps exposure under applicable swap regulations, the Fund will be required to post initial margin in addition to variation margin.

Cleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. See Risks of cleared swaps below.

In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a swap execution facility (SEF) may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps that it has used in the past. When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as initial margin. Initial margin requirements are determined by the central counterparty and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a variation margin amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts. If the value of the Fund’s cleared swap declines, the Fund will be required to make additional variation margin payments to the FCM to settle the change in value. Conversely, if the market value of a Fund’s position increases, the FCM will post additional variation margin to the Fund’s account. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Credit default swaps. The buyer of protection in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the agreement in return for a payment by the seller that is contingent upon the occurrence of a credit event with respect to a specific underlying reference debt obligation (whether as a single debt instrument or as part of an index of debt instruments). The contingent payment by the seller generally is the face amount of the debt obligation, in return for the buyer’s obligation to make periodic cash payments and deliver in physical form the reference debt obligation or a cash payment equal to the then-current market value of that debt obligation at the time of the credit event. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.

Purchasing protection through a credit default swap may be used to attempt to hedge against a decline in the value of debt security or securities due to a credit event. The seller of protection under a credit default swap receives periodic payments from the buyer but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer. Selling protection under a credit default swap may also permit the seller to gain exposure that is similar to owning the reference debt obligation directly. As the seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to the risk that there would be a credit event and the Fund would have to make a substantial payment in the future.

Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration or default, or repudiation or restructuring of the reference debt obligation. There may be disputes between the buyer or seller of a credit default swap agreement or within the swaps market as a whole as to whether or not a credit event has occurred or what the payout should be which could result in litigation. In some instances where there is a dispute in the credit default swap market, a regional Determinations Committee set up by ISDA may make an official binding determination regarding the existence of credit events with respect to the reference debt obligation of a credit default swap agreement or, in the case of a credit default swap on an index, with respect to a component of the index underlying the credit default swap agreement. In the case of a credit default swap on an index, the existence of a credit event is determined according to the index methodology, which may in turn refer to determinations made by ISDAs Determinations Committees with respect to particular components of the index.

ISDAs Determinations Committees are comprised principally of dealers in the OTC derivatives markets which may have a conflicting interest in the determination regarding the existence of a particular credit event. In addition, in the sovereign debt market, a credit default swap agreement may not provide the protection generally anticipated because the government issuer of the sovereign debt instruments may be able to restructure or renegotiate the debt in such a manner as to avoid triggering a credit event. Moreover, (1) sovereign debt obligations may not incorporate common, commercially acceptable provisions, such as collective action clauses, or (2) the negotiated restructuring of the sovereign debt may be deemed non-mandatory on all holders. As a result, the determination committee might then not be able to determine, or may be able to avoid having to determine, that a credit event under the credit default agreement has occurred.

For these and other reasons, the buyer of protection in a credit default swap agreement is subject to the risk that certain occurrences, such as particular restructuring events affecting the value of the underlying reference debt obligation, or the restructuring of sovereign debt, may not be deemed credit events under the credit default swap agreement. Therefore, if the credit default swap was purchased as a hedge or to take advantage of an anticipated increase in the value of credit protection for the underlying reference obligation, it may not provide any hedging benefit or otherwise increase in value as anticipated. Similarly, the seller of protection in a credit default swap agreement is subject to the risk that certain occurrences may be deemed to be credit events under the credit default swap agreement, even if these occurrences do not adversely impact the value or creditworthiness of the underlying reference debt obligation.

Interest rate swaps. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one party’s obligation is based on an interest rate fixed to maturity while the other party’s obligation is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, prime rate, commercial paper rate, or other benchmarks). Alternatively, both payment obligations may be based on an interest rate that changes in accordance with changes in a designated benchmark (also known as a basis swap). In a basis swap, the rates may be based on different benchmarks or on different terms of the same benchmark. Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. Accordingly, barring swap counterparty or FCM default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to a Fund upon early termination of the swap.

By swapping fixed interest rate payments for floating payments, an interest rate swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge interest rate risk. Interest rate swaps are generally used to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. Similarly, a basis swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge against or speculate on the spread between the two indexes, or to manage duration. An interest rate swap transaction is affected by change in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

Inflation index swaps. An inflation index swap is a contract between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. Each party’s payment obligation under the swap is determined by reference to a specified notional amount of money. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value.

Equity total return swaps. A total return swap (also sometimes referred to as a synthetic equity swap or contract for difference when written with respect to an equity security or basket of equity securities) is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying reference instrument or index thereof taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. In return the other party makes payments, typically at a floating rate, calculated based on the notional amount.

Options on swap agreements. An option on a swap agreement generally is an OTC option (see the discussion above on OTC options) that gives the buyer of the option the right, but not the obligation, in return for payment of a premium to the seller, to enter into a previously negotiated swap agreement, or to extend, terminate or otherwise modify the terms of an existing swap agreement. The writer (seller) of an option on a swap agreement receives premium payments from the buyer and, in exchange, becomes obligated to enter into or modify an underlying swap agreement upon the exercise of the option by the buyer. When the Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs.

There can be no assurance that a liquid secondary market will exist for any particular option on a swap agreement, or at any particular time, and a Fund may have difficulty affecting closing transactions in particular options on swap agreements. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap agreement. A Fund could then incur transaction costs upon the sale or closing out of the underlying swap agreement. In the event that the option on a swap is exercised, the counterparty for such option would be the same counterparty with whom the Fund entered into the underlying swap.

However, if a Fund writes (sells) an option on a swap agreement, the Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received. Options on swap agreements involve the risks associated with derivative instruments generally, as described above, as well as the additional risks associated with both options and swaps generally.

Options on swap agreements are considered to be swaps for purposes of CFTC regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing. For more information, see Cleared swaps and Risks of cleared swaps.

An option on an interest rate swap (also sometimes referred to as a swaption) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest rate swap. A pay fixed option on an interest rate swap gives the buyer the right to establish a position in an interest rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest rate swaps are European exercise, which means that they can only be exercised at the end of the option term. Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest rate swap and therefore also the value of the option on the interest rate swap will change.

An option on a credit default swap is a contract that gives the buyer the right (but not the obligation), in return for payment of a premium to the option seller, to enter into a new credit default swap on a reference entity at a predetermined spread on a future date. This spread is the price at which the contract is executed (the option strike price). Similar to a put option, in a payer option on a credit default swap, the option buyer pays a premium to the option seller for the right, but not the obligation, to buy credit protection on a reference entity (e.g., a particular portfolio security) at a predetermined spread on a future date. Similar to a call option, in a receiver option on a credit default swap the option buyer pays a premium for the right, but not the obligation to sell credit default swap protection on a reference entity or index. Depending on the movement of market spreads with respect to the particular referenced debt securities between the time of purchase and expiration of the option, the value of the underlying credit default swap and therefore the value of the option will change. Options on credit default swaps currently are traded OTC and the specific terms of each option on a credit default swap are negotiated directly with the counterparty.

Commodity-linked total return swaps. A commodity-linked total return swap is an agreement between two parties under which the parties agree to exchange a fixed return or interest rate on the notional amount of the swap for the return of a particular commodities index, commodity contract or basket of commodity contracts as if such notional amount had been invested in such index, commodity contract or basket of commodity contracts. For example, one party agrees to pay the other party the return on a particular index multiplied by the notional amount of the swap. In return, the other party makes periodic payments, such as at a floating interest rate, calculated based on such notional amount. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a floating rate, the fee may be pegged to a base rate and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

Risks of swaps generally. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether a Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Sub-Adviser correctly to predict which types of investments are likely to produce greater returns. If the Sub-Adviser, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates or other applicable factors, the investment performance of the Fund will be less than its performance would have been if it had not used the swap agreements.

The risk of loss to a Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to a Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, the Fund’s risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to the Fund’s limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually widespread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. In addition, central clearing and the trading of cleared swaps on public facilities are intended to increase liquidity. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Fund’s swap transactions.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of the funds identities as intended.

Certain U.S. Internal Revenue Service (IRS) positions may limit the Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect the Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences. For more information about potentially changing regulation, see Developing government regulation of derivatives below.

Risks of uncleared swaps. Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. The Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. In unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Risks of cleared swaps. As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by a Fund.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participants swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCMs customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCMs other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, the Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.

Finally, the Fund’s are subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the Fund may be required to break the trade and make an early termination payment to the executing broker.

Combined transactions. The Fund may enter into multiple derivative instruments, and any combination of derivative instruments as part of a single or combined strategy (a Combined Transaction) when the Sub-Adviser believes it is in the best interests of the Fund to do so. A Combined Transaction will usually contain elements of risk that are present in each of its component transactions.

Although Combined Transactions are normally entered into based on the Sub-Advisers judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal(s), it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Securities Lending. Each Fund may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the securities that it lends. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

Each Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for a Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), gap risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Repurchase Agreements. Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a bankers’ acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A Business Day is any day on which the New York Stock Exchange (NYSE) is open for regular trading. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund’s custodian bank until repurchased. No more than an aggregate of 15% of the Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Tax Risks. As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Other Investment Risks

Overview. An investment in the Funds should be made with an understanding of the risks that an investment in the Fund shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Funds may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in the Funds is not predictive of their future performance.

Borrowing and Leverage Risk. The Funds may borrow money for cash management purposes or investment purposes. Borrowing for investment is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV per share of the Fund will fluctuate more when the Fund is leveraging its investments than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Consistent with the requirements of the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including weekends and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale.

Cybersecurity Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cybersecurity breaches. Cyber attacks affecting the Funds or the Advisor, the Funds’ custodian or transfer agent, or intermediaries or other third-party service providers may adversely impact the Funds. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. A Fund may also incur additional costs for cybersecurity risk management purposes. While the Funds and their service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, such plans and systems have inherent limitations due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Funds cannot control any cybersecurity plans or systems implemented by their service providers.

Derivatives Risk. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when a Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, a Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund’s shares and can result in losses that exceed the amount originally invested. The success of the Adviser’s derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose a Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager’s ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers’ judgment that the derivative transaction will provide value to a Fund and its shareholders and is consistent with a Fund’s objective, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of a Fund’s overall investments and investment objective.

Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. Specifically, FCM or the clearing house could fail to perform its obligations, causing significant losses to a Fund. For example, a Fund could lose margin payments it has deposited with an FCM as well as any gains owed but not paid to the Fund, if the FCM or clearing house becomes insolvent or otherwise fails to perform its obligations. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, a Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM.

Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the underlying stock and the price movements in the investment being hedged.

Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearing house is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. A Fund might be required by applicable regulatory requirements to make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair a Fund’s ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Government Regulation of Derivatives Risk. It is possible that government regulation of various types of derivative instruments, including swap agreements, may limit or prevent the Funds from using such instruments as a part of its investment strategy, and could ultimately prevent the Funds from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.

The regulation of derivatives in the U.S., the EU and other jurisdictions is a rapidly changing area of law and is subject to modification by government and judicial action. Recent legislative and regulatory reforms, including the Dodd-Frank Act, have resulted in new regulation of derivatives, including clearing, margin reporting, recordkeeping and registration requirements for certain types of derivatives. Because these requirements are new and evolving, and certain of the rules are not yet final, their ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in swap transactions (for example, by making certain types of swap transactions no longer available to a Fund) and/or increase the costs of such swap transactions (for example, by increasing margin or capital requirements), and a Fund may as a result be unable to execute its investment strategies in a manner that the Adviser might otherwise choose. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Funds or the ability of the Funds to continue to implement its investment strategies.

Also, as described above, in the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies could be stayed or eliminated under special resolution regimes adopted in the United States, the EU and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty and may prohibit the Fund from exercising termination rights based on the financial institution’s insolvency. In particular, in the EU, governmental authorities could reduce, eliminate or convert to equity the liabilities to the Fund of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

Rule 18f-4 under the 1940 Act governs the Funds’ use of derivative instruments and certain other transactions that create future payment and/or delivery obligations by the Funds. Rule 18f-4 permits the Funds to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Fund, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”). In connection with the adoption of Rule 18f-4, the U.S. Securities and Exchange Commission (“SEC”) eliminated the asset segregation framework arising from prior SEC guidance for covering Derivatives Transactions and certain financial instruments.

Under Rule 18f-4, “Derivatives Transactions” include the following: (i) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (ii) any short sale borrowing; (iii) reverse repurchase agreements and similar financing transactions, if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (iv) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless a Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to (i) appoint a Derivatives Risk Manager, (ii) maintain a Derivatives Risk Management Program designed to identify, assess, and reasonably manage the risks associated with Derivatives Transactions; (iii) comply with certain value-at-risk (VaR)-based leverage limits (VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon and at a specified confidence level); and (iv) comply with certain Board reporting and recordkeeping requirements.

Rule 18f-4 provides an exception from the requirements to appoint a Derivatives Risk Manager, adopt a Derivatives Risk Management Program, comply with certain VaR-based leverage limits, and comply with certain Board oversight and reporting requirements if a Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). The Funds are not expected to be able to rely upon this exception.

Pursuant to Rule 18f-4, if a Fund enters into reverse repurchase agreements or similar financing transactions, the Fund will (i) aggregate the amount of indebtedness associated with all of its reverse repurchase agreements or similar financing transactions with the amount of any other “senior securities” representing indebtedness (e.g., bank borrowings, if applicable) when calculating the Fund’s asset coverage ratio or (ii) treat all such transactions as Derivatives Transactions.

These and other new rules and regulations could, among other things, further restrict the Funds’ ability to engage in, or increase the cost to a Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. The implementation of the clearing requirement for certain swaps has increased the costs of derivatives transactions for a Fund, since a Fund has to pay fees to its clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions may increase further as clearing members raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members. Certain aspects of these regulations are still being implemented, so their potential impact on the Funds and the financial system are not yet known. While the regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the mechanisms imposed under the regulations will achieve that result, and in the meantime, as noted above, central clearing, minimum margin requirements and related requirements expose the Funds to new kinds of risks and costs.

Listing Standards Risk. The Funds are required by the Exchange to comply with certain listing standards (which includes certain investment parameters) in order to maintain its listing on the Exchange. Compliance with these listing standards may compel a Fund to sell securities at an inopportune time or for a price other than the security’s then-current market value. The sale of securities in such circumstances could limit a Fund’s profit or require the Fund to incur a loss, and as a result, the Fund’s performance could be impacted.

Market Conditions. Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; steep declines in oil prices; dramatic changes in currency exchange rates; China's economic slowdown; Russia’s invasion of Ukraine; and circumstances such as pandemics or epidemics in one or more countries or regions. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Such events may cause significant declines in the values and liquidity of many securities and other instruments. It is impossible to predict whether such conditions will recur. Because such situations may be widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of such events.

U.S. Government Securities. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government. No assurance can be given that the U.S. government will provide financial support to its government sponsored entities or any other agency if not obligated by law to do so.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Funds. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Funds means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of a Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of a Fund. Other investment practices which may be changed by the Board without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

Each of the Funds:

1.	May not borrow money except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

2.	May not issue any senior securities to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

3.	May not underwrite securities issued by others except to the extent the Funds may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

4.	May not invest more than 25% of the value of its net assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. The limitation against industry concentration does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to shares of investment companies; however, the Fund will not invest more than 25% of its net assets in any investment company that so concentrates. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

5.	May not purchase or sell real estate except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

6.	May not make loans to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction.

7.	May invest in commodities only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the U.S. Securities and Exchange Commission (“SEC”) or other regulatory agency with authority over the Fund.

If a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. Currently, subject to modification to conform to the 1940 Act as interpreted or modified, each Fund is permitted, consistent with the 1940 Act, to borrow, and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a Fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a Fund, the Fund will reduce its borrowings within three days (not including Sundays and holidays) to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits the Funds to borrow for temporary purposes only in an amount not exceeding 5% of the value of the Fund’s total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. To the extent outstanding borrowings of a Fund exceed 5% of the value of the total assets of the Fund, the Fund will not make additional purchases of securities – the foregoing shall not be construed to prevent the Fund from settling portfolio transactions or satisfying shareholder redemptions orders.

Open-end registered investment companies such as the Funds are not permitted to issue any class of senior security or to sell any senior security of which they are the issuers. The Trust is, however, permitted to issue separate series of shares (the Funds are series of the Trust) and to divide those series into separate classes. Each Fund currently offers one class of shares. The Funds have no intention of issuing senior securities, except that the Trust has issued its shares in separate series and may divide those series into classes of shares. Collateral arrangements with respect to forward contracts, futures contracts or options, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

With respect to the Funds’ Fundamental Policy #4 as described above, each Fund will consider, to the extent practicable and consistent with applicable rules, regulations of the SEC and applicable guidance from the staff of the SEC, investments of its underlying investment companies when determining its compliance with the policy.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

MANAGEMENT AND OTHER SERVICE PROVIDERS

Investment Adviser. Ai Funds, Inc. (the “Adviser”), 75 Gate 5 Road, Sausalito, California 94965, is the investment adviser for the Funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a Delaware corporation and was organized in 2018.

The Adviser currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser manages the investment portfolio of the Funds, subject to the policies adopted by the Trust’s Board of Trustees. In addition, the Adviser: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Funds’ assets, subject to the authority of the Trust’s Board of Trustees. Under the Advisory Agreement, the Adviser assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Funds, except the fee paid to the Adviser pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly as a percentage of each Fund’s average daily net assets. The management fee schedule for each Fund is as follows:

Fund	Management Fee
Ai Funds High Conviction US Equity AI-Managed ETF	0.85%
Ai Funds Multi Crypto Coin AI-Managed ETF	0.95%
Ai Funds Downside Defense AI-Managed ETF	0.85%

The Advisory Agreement was approved by the Trustees (including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”)) in compliance with the 1940 Act. The Advisory Agreement continues in force for an initial period of up to two years from its effective date. Thereafter, the Advisory Agreement is renewable from year to year with respect to the Funds, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of the Independent Trustees; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of each Fund. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or by a majority of each Fund’s outstanding shares on not less than 60 days’ written notice to the Adviser, or by the Adviser on 90 days’ written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believe that there would be no material impact on the Funds or their shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Funds may purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

The Sub-Advisers.

The Adviser has retained Milliman Financial Risk Management, LLC (the “Milliman” or the “Sub-Adviser”), sub-adviser for the Ai Funds High Conviction US Equity AI-Managed ETF and Ai Funds Downside Defense AI-Managed ETF (“Ai Funds”). Milliman, which has its principal office at 71 S. Wacker Drive, 31st Floor, Chicago, Illinois 60606, was formed in 2011.

Pursuant to an Investment Sub-Advisory Agreement between the Adviser and Milliman (the “Milliman Sub-Advisory Agreement”), Milliman is responsible for trading portfolio securities on behalf of the Ai Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser, subject to the supervision of the Adviser and the Board. For the services it provides for the Ai Funds, Milliman is compensated by the Adviser from the management fees paid by each of the Ai Funds to the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Ai Fund at the following rate: ___%.

The Adviser has also retained Tuttle Capital Management, LLC (the “Tuttle” or the “Sub-Adviser”), an investment adviser registered with the SEC, to provide sub-advisory services for the Ai Funds Multi Crypto Coin AI-Managed ETF (“Ai Funds Multi Crypto Fund”). Tuttle is organized as a Delaware limited liability company with its principal offices located at 155 Lockwood Rd., Riverside, CT, 06878, and was established in 2012.

Pursuant to an Investment Sub-Advisory Agreement between the Adviser and Tuttle (the “Tuttle Sub-Advisory Agreement”), Tuttle is responsible for trading portfolio securities on behalf of the Ai Funds Multi Crypto Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser, subject to the supervision of the Adviser and the Board. For the services it provides for the Ai Funds Multi Crypto Fund, Tuttle is compensated by the Adviser from the management fees paid by the Ai Funds Multi Crypto Fund to the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Ai Funds Multi Crypto Fund at the following rate: ___%.

The Milliman Sub-Advisory Agreement and Tuttle Sub-Advisory Agreement (the “Sub-Advisory Agreements”) were approved by the Trustees (including all the Independent Trustees) in compliance with the 1940 Act. The Sub-Advisory Agreements continues in force for an initial period of up to two years from its effective date. Thereafter, the Sub-Advisory Agreements are renewable from year to year with respect to each of the Funds, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a particular Fund. Each Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares or by the Adviser on not less than 60 days’ written notice to a Sub-Adviser, or by a Sub-Adviser on 90 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreements provide that a Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Portfolio Managers. As described in the prospectus, the below individuals serve as the Funds’ Portfolio Managers and are responsible for the day-to-day investment management of the Funds. In addition to the Funds, the Portfolio Manager is responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of ___, 2026:

Ai Funds High Conviction US Equity AI-Managed ETF and Ai Funds Downside Defense AI-Managed ETF:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Dr. Tal Schwartz

Ai Funds Multi Crypto Coin AI-Managed ETF:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Gavin Beauregard, CFA

Conflicts of Interests. The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Managers could favor one account over another. Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation. The Portfolio Managers do not receive any special or additional compensation from the Adviser for their services as Portfolio Managers. The Portfolio Managers’ compensation is based solely on the overall financial operating results of the Adviser. The portfolio manager’s compensation is not directly linked to the Funds’ performance, although positive performance and growth in managed assets are factors that may contribute to the Adviser’s distributable profits and assets under management.

Portfolio Managers’ Share Ownership. As of the date of this SAI, the Portfolio Managers did not beneficially own shares of the Funds.

Administrator. Pursuant to a Fund Services Agreement, Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (the “Administrator”) serves as the Funds’ administrator. In its capacity as administrator, the Administrator supervises all aspects of the operations of the Funds except those performed by the Adviser. The Administrator provides certain administrative services and facilities to the Funds, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Funds with applicable laws and regulations and arranging for the maintenance of books and records of the Funds. The Administrator receives an asset-based fee computed daily and paid monthly on the average daily net assets of the Funds, subject to a minimum fee plus out-of-pocket expenses.

Fund Accountant and Other Services. Pursuant to a Services Agreement with [_______], located at [________], provides certain financial administration services (other than those provided by the Administrator), and fund accounting services to the Funds. As financial administrator, [___] performs services including but not limited to: (1) calculating Fund expenses; (2) calculating the Fund performance data; and (3) providing certain compliance support services. As fund accountant, [___] maintains certain financial records of the Trust and provides accounting services to the Funds that include the daily calculation of each Fund’s NAV. [___] also performs certain other services on behalf of the Trust including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC.

For the financial administration and fund accounting services provided to the Trust, the Trust has agreed to pay to [___] an annual asset based fee as a percentage of the aggregate net assets of the Funds, subject to certain breakpoints and minimum fee requirements. [___] is also entitled to fees for services that it renders with respect to the filing of Form N-PORT, its services related to liquidity risk management and out-of-pocket expenses.

Custodian and Transfer Agency. Pursuant to a Custodial and Agency Services Agreement with the Trust, [___] (“Custodian”), located at [______], serves as Custodian for the Funds and safeguards and holds the Funds’ cash and securities, settles the Funds’ securities transactions and collects income on the Funds’ investments. Under the agreement, the Custodian also: (1) provides data required by the Adviser to determine each Fund’s Creation Basket and estimated All Cash Amount for each Business Day); (2) monitors the settlement of securities comprising the Creation Basket and any cash in connection with the purchase and redemption of Creation Units and requests the issuance of related Creation Units; (3) deposits securities comprising the Creation Basket and/or cash received from Authorized Participants in connection with purchases of Creation Units into each Fund’s custody and cash accounts; (4) disburses securities comprising the Creation Basket and/or cash from the Funds’ custody and cash accounts to Authorized Participants in connection with the redemptions of Creation Units; and (5) performs certain other related services, (See “Purchase and Redemption of Creation Units,” below). As transfer agent, the Custodian issues shares of each Fund in Creation Units to fill purchase orders for the Funds’ shares, maintains records of the issuance and redemption of the Funds’ shares, and acts as the Funds’ dividend disbursing agent.

Distributor and Principal Underwriter. PINE Distributors, LLC (the “Distributor”) the Funds’ distributor, is located at 501 S. Cherry Street, Suite 610, Denver Colorado 80246.  The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Additional Information About Purchases and Sales.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Distribution Plan

The Trust has adopted a distribution and shareholder service plan (the “Plan”) with respect to the Funds in accordance with the provisions of Rule 12b-1 under the Investment Company Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. There is no current intention to charge such fees pursuant to the Plan. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the independent Trustees who have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of each Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that each Fund may pay the Distributor or certain other parties an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor or a Fund may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor or other parties without regard to the distribution expenses incurred by the Distributor or other parties or the amount of payments made to other financial institutions and intermediaries. The Adviser pays the Distributor a fee for certain distribution related services. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the supervision of the Trustees of the Trust, the Trust may, directly or indirectly, engage in any activities primarily intended to result in the sale of Shares of a Fund of the class(es) of Shares identified in Section 2(a) of this Plan, which activities may include, but are not limited to, the following:

(a)          payments to the Trust’s distributor (the “Distributor”) and to securities dealers and others in respect of the sale of Shares of the Fund;

(b)          payment of compensation to and expenses of personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of Shares of the Fund or who render shareholder support services not otherwise provided by the Trust’s transfer agent, administrator, or custodian, including but not limited to, answering inquiries regarding the Trust, processing shareholder transactions, providing personal services and/or the maintenance of shareholder accounts, providing other shareholder liaison services, responding to shareholder inquiries, providing information on shareholder investments in the Shares of the Fund, and providing such other distribution and shareholder services as the Trust may reasonably request, arranging for bank wires, assisting shareholders in changing dividend options, account designations and addresses, providing information periodically to shareholders showing their positions in the Fund, forwarding communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders, processing purchase, exchange, and redemption requests from shareholders and placing orders with the Fund or its service providers;

(c)          formulation and implementation of marketing and promotional activities, including, but  not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;

(d)          preparation, printing and distribution of sales literature;

(e)           preparation, printing and distribution of prospectuses and statements of additional information and reports of the Trust for recipients other than existing shareholders of the Trust;

(f)           obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Fund, including the performance of the Fund;

(g)          obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable.

The Trust is authorized to engage in the activities listed above, and in any other activities primarily intended to result in the sale of Shares of a Fund, either directly or through other persons with which the Trust has entered into agreements related to this Plan.

The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of a Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Legal Counsel. Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust and the Funds.

Independent Registered Public Accounting Firm. The Funds’ independent registered public accounting firm, _____ audits the Funds’ annual financial statements, and assists in the preparation of certain reports to the SEC. _____, an affiliate of _____, prepares the Trust’s tax returns. [____] is located at ________.

TRUSTEES AND OFFICERS OF THE TRUST

Trustees and Officers. The Trust is governed by the Board, which is responsible for protecting the interests of shareholders. The trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Funds and review performance. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.

Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience; (ii) qualifications; (iii) attributes; and (iv) skills.

Ms. Mary Lou H. Ivey has business experience as a practicing tax accountant from 1996 to 2021 and, as such, brings tax, budgeting and financial reporting skills to the Board. Currently, Ms. Ivey serves as the Executive Officer for the Episcopal Church Building Fund since 2025 utilizing her financial knowledge and skills. Prior to her position as Executive Officer for the Episcopal Church Building Fund, Ms. Ivey served as Chief Financial Officer for the Episcopal Church Building Fund from 2022 to 2025.

Mr. Theo H. Pitt, Jr. has experience as an investor, including his role as trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a partner of a real estate partnership and as an Account Administrator for a money management firm.

Dr. David J. Urban is Dean Emeritus and Professor of Marketing at the Jones College of Business, Middle Tennessee State University. He earned a Ph.D. in Business Administration with a concentration in Marketing from the University of Michigan. Dr. Urban also holds a master’s degree in Psychology from the University of Michigan and an undergraduate degree in Commerce with a concentration in Marketing from the University of Virginia. His extensive career is marked by significant budget responsibility and accountability, with expertise in marketing, strategic planning, organizational leadership, and management contributing to the Board’s long-term goal setting.

The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Chairman of the Board of Trustees is Ms. Ivey, who is not an “interested person” of the Trust, within the meaning of the 1940 Act. The Trust also has an independent Audit Committee that allows the Board to access the expertise necessary of oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions.

ETFs face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund’s risks directly and through its officers. While day-to-day risk management responsibilities rest with the Fund’s Chief Compliance Officer, investment advisers and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Fund; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund’s investment advisers, administrator, distributor, transfer agent and the independent registered public accounting firm, to discuss the activities of the Fund; (5) engaging the services of the Chief Compliance Officer of the Fund to monitor and test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment adviser and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, YEAR OF BIRTH AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Mary Lou H. Ivey 1958 Trustee	Indefinite, Since December, 2019	Chief Executive Officer, Episcopal Church Building Fund (national nonprofit organization) since September 2025. Chief Financial Officer, Episcopal Church Building Fund, from January 2022 to September 2025. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), from 2008 to 2021.	[187]	Independent Trustee of World Funds Trust for the twenty-two series of that trust; Independent Trustee of Precidian ETFs Trust for the forty-eight series of that Trust; and Independent Trustee of Truth Social Funds and the five series of that trust (each a registered investment company).
Theo H. Pitt, Jr. 1936 Trustee	Indefinite, Trustee from December 2019 to December 2024, Trustee Emeritus January 2025 to September 2025, and Trustee since September 2025	Senior Partner, Community Financial Institutions consulting (bank consulting) since 1997.	[187]	Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Independent Trustee for Starboard Investment Trust for the seven series of that trust; Independent Trustee of World Funds Trust for the twenty-two series of that trust; Independent Trustee of Precidian ETFs Trust for the forty-eight series of that Trust; and Independent Trustee of Truth Social Funds and the five series of that Trust (each a registered investment company).

NAME, YEAR OF BIRTH AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Dr. David J. Urban 1955 Trustee	Indefinite, Since December, 2019	Dean Emeritus (since 2023) and Professor of Marketing (since 2013), Jones College of Business, Middle Tennessee State University.	[187]	Independent Trustee of World Funds Trust for the twenty-two series of that trust; Independent Trustee of Precidian ETFs Trust for the forty-eight series of that Trust; and Independent Trustee of Truth Social Funds and the five series of that trust (each a registered investment company).

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David Bogaert 1963 President	Indefinite, Since December 2019	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration), October 2013 – present.
Thomas A. Carter 1966 Vice President	Indefinite, Since December 2019	President Ridgeline Research September 2019 through present.
Karen M. Shupe 1964 Treasurer and Principal Executive Officer	Indefinite, Since December 2019	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald 1954 Assistant Treasurer and Principal Financial Officer	Indefinite, Since December 2019	Managing Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively 1969 Secretary	Indefinite, Since December 2019	Attorney, Practus, LLP (law firm), May 2018 to present.
Holly B. Giangiulio 1962 Assistant Secretary	Indefinite, Since December 2019	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present.
Laura Wright 1972 Assistant Secretary	Indefinite, Since July 2022	Manager, Fund Administration, Commonwealth Fund Services, Inc., August 2023 to present, Fund Administrator, Commonwealth Fund Services, Inc., 2016 to 2023.

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
J. Stephen King 1962 Assistant Secretary	Indefinite, Since September 2022	Attorney, Practus, LLP (law firm), 2020 to present.
Robert Rhatigan 1982 Assistant Secretary	Indefinite, Since October 2025	Attorney, Practus, LLP (law firm), 2024 to present. Attorney, Dechert LLP from 2012 to 2024.
Soth Chin 1966 Chief Compliance Officer	Indefinite, Since March 2023	Managing Member of Fit Compliance, LLC (financial services compliance and consulting firm) since October 2016.
Julian G. Winters 1968 Assistant Chief Compliance Officer	Indefinite, Since March 2023	Managing Member of Watermark Solutions, LLC (investment compliance and consulting firm) since March 2007.

The Board of Trustees oversees the Trust and certain aspects of the services provided by the Adviser and the Funds’ other service providers. Each Trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Trust has a standing Audit Committee of the Board composed of Ms. Ivey, Mr. Pitt, and Dr. Urban. The functions of the Audit Committee are to meet with the Trust’s independent auditors to review the scope and findings of the annual audit, discuss the Trust’s accounting policies, discuss any recommendations of the independent auditors with respect to the Trust’s management practices, review the impact of changes in accounting standards on the Trust’s financial statements, recommend to the Board the selection of independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board. The Audit Committee met ___ times during the 12-month period ended December 31, 2025.

The Nominating and Corporate Governance Committee is comprised of Ms. Ivey, Mr. Pitt, and Dr. Urban. The Nominating and Corporate Governance Committee’s purposes, duties and powers are set forth in its written charter, which is described in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. The Nominating and Corporate Governance Committee met __ times during the 12-month period ended December 31, 2025.

The Qualified Legal Compliance Committee is comprised of Ms. Ivey, Mr. Pitt, and Dr. Urban. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to the appropriate remedial action in connection with any report of evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents. The Qualified Legal Compliance Committee did not meet during the 12-month period ended December 31, 2025.

Trustee Compensation. Each Trustee who is not an “interested person” of the Trust may receive compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Effective January 1, 2025, each Trustee receives a retainer fee at the annualized rate of $74,000 and the Independent Chairperson will receive an additional annual fee of $5,000, paid quarterly. Annual fees may be adjusted quarterly based on the number of operating funds in the Trust. Additionally, each Trustee may receive a fee of $2,500 per special meeting. Compensation to be received by each Trustee from the Trust for the Funds’ first fiscal year is estimated as follows:

Name of Person / Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid To Trustees (*)(1)
Mary Lou H. Ivey, Trustee	$____	$0	$0	$____
Theo H. Pitt, Jr., Trustee	$____	$0	$0	$____
Dr. David J. Urban, Trustee	$____	$0	$0	$_____

*	The Trust does not pay deferred compensation.
(1)	The “Fund Complex” consists of the Funds and all the series of the Trust that are managed by the Adviser.

Trustee Ownership of Fund Shares. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2025, and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Non-Interested Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Mary Lou H. Ivey	A	A
Theo H. Pitt, Jr.	A	A
Dr. David J. Urban	A	A

Sales Loads. No front-end or deferred sales charges are applied to purchase of Fund shares by current or former trustees, officers, employees or agents of the Trust, the Adviser or the principal underwriter and by the members of their immediate families. No front-end or deferred sales charges are applied to the purchase of Shares.

Policies Concerning Personal Investment Activities. The Funds and the Adviser have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Funds, for their own account.

The Codes of Ethics are on file with, and can be reviewed on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Funds. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Funds or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Adviser. Since the economic benefit of investing in an ETF is passed through to the underlying investors of the record owners of 25% or more of the Fund shares, these record owners are not considered the beneficial owners of the Fund’s shares or control persons of the Fund.

The Funds have not yet commenced operations as of the date of this SAI.

DETERMINATION OF NET ASSET VALUE

Calculation of Share Price

The NAV of each Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund. Shares are valued at the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) (the “Exchange Close”) on each day that the Exchange is open. For purposes of calculating the NAV, a Fund normally use pricing data for domestic equity securities received shortly after the Exchange Close and does not normally take into account trading, clearances or settlements that take place after the Exchange Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

Generally, a Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Valuation Designee (as defined below). Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates NAV. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee (as defined below). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers or by a pricing service or Valuation Designee (as defined below)in accordance with the valuation procedures approved by the Board.

Under certain circumstances, the Funds may use an independent pricing service approved by the Board to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by a Fund can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before a Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Fund’s Valuation Designee (as defined below).

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures approved by the Board. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

 Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received upon the sale of the security or asset in an orderly transaction between market participants at the measurement date and time. Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee (“Valuation Designee”) for the Funds to perform fair value determinations relating to all Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through a fair valuation committee, and may apply fair valuation methodologies approved by the Board, or utilize prices or inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources that have been approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Funds’ and Valuation Designee’s policies and procedures are intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by each Fund may differ from the value that would be realized if the securities were sold.

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

PURCHASE AND REDEMPTION OF CREATION UNITS

Creation Units

The Trust issues and sells Shares of the Funds only in Creation Units on a continuous basis on any business day through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. The Distributor processes purchase orders only on a day that the Exchange is open for trading (a “Business Day”).

Generally, the consideration for the purchase and redemption of Creation Units will be made entirely in a cash amount equal to the NAV of the shares that constitute the Creation Unit(s) (an “All Cash Amount”). At the discretion of the Adviser, the Funds may elect at any time, and from time to time, to issue and sell Creation Units at NAV for “in kind” consideration, meaning the initiator of a creation or redemption order will deposit or receive as consideration a portfolio of all or some of the securities held in each Fund’s portfolio, plus a cash amount (an “In Kind Creation” and “In Kind Redemption”).

Creation Orders

The consideration for an In Kind Creation generally consists of the Deposit Securities for each Creation Unit constituting a substantial replication, or representation, of the securities included in a Fund’s portfolio as selected by the Adviser (“Fund Securities”) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum investment amount for a Creation Unit of a Fund. The Cash Component serves to compensate the Trust or the Authorized Participant, as applicable, for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit) and the “Deposit Amount,” an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations.

The Custodian, through the NSCC (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Procedures for Creation of Creation Units”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m. New York time), the list of the name and the required number of shares of each Deposit Security (if any) to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds. This Fund Deposit is applicable, subject to any adjustments as described below, to orders to effect creations of Creation Units of the Funds until such time as the next-announced composition of the Deposit Securities is made available, or unless the Adviser elects to receive an All Cash Amount in connection with the creation of Creation Units.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Funds changes as rebalancing adjustments and corporate action events are reflected within the Funds from time to time by the Adviser, with a view to the investment objective of the Funds. In addition, the Trust reserves the right to permit the substitution of an amount of cash – i.e., a “cash in lieu” amount – to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. In addition to the list of names and number of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of each Fund.

The process for a creation order involving an All Cash Amount will be the same as the process for an In Kind Creation, except that the Cash Component will be the entirety of the amount deposited as consideration for the Creation Unit(s).

Procedures for Creation of Creation Units

All orders to create Creation Units must be placed with the Transfer Agent either (1) through Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the SEC, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund Shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

The Distributor will process orders to purchase Creation Units received by the closing time of the regular trading session on the Exchange (“Closing Time”) (normally 4:00 p.m. New York time), as long as they are in proper form. If an order to purchase Creation Units is received in proper form by Closing Time, then it will be processed that day. Purchase orders received in proper form after Closing Time will be processed on the following Business Day and will be priced at the NAV determined on that day. Custom orders must be received by the Transfer Agent no later than 3:00 p.m. New York time on the trade date. In the case of an In Kind Creation, a custom order may be placed by an Authorized Participant in the event that the Trust permits the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below in the sections entitled “Placement of Creation Orders Using the Clearing Process” and “Placement of Creation Orders Outside the Clearing Process.”

All orders to create Creation Units from investors who are not Authorized Participants shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Funds have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Transfer Agent prior to the Closing Time on the Transmittal Date. Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Fund Deposit. For more information about Clearing Process and DTC, see the sections below entitled “Placement of Creation Orders Using the Clearing Process” and “Placement of Creation Orders Outside the Clearing Process.”

Placement of Creation Orders Using the Clearing Process

The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. All Fund Deposits and/or Cash Component, as applicable, made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Transfer Agent to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Fund Deposits and/or Cash Component, as applicable, to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor or transfer agent on the Transmittal Date if (1) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process

All Fund Deposits and/or Cash Component, as applicable, made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of cash and securities directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m. New York time on the next Business Day following the Transmittal Date (“DTC Cut-Off-Time”).

All questions as to the amount of an All Cash Amount, the number of Deposit Securities to be delivered, or the amount of a Cash Component, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component (including All Cash Amounts) must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. New York time on the next Business Day following the Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the requisite Deposit Securities and the Cash Component or the All Cash Amount, as applicable, by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposits and/or Cash Components as newly constituted to reflect the then-current Deposit Securities and Cash Component, or the All Cash Amount, as applicable. The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected through a DTC participant outside the Clearing Process and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. See the section of this SAI entitled “Purchase and Redemption of Creation Units—Creation Transaction Fee.”

Creation Units of an In-Kind Creation may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (1) the Cash Component plus (2) 125% of the then-current market value of the undelivered Deposit Securities (“Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to Closing Time and funds in the appropriate amount are deposited with the Custodian by 11:00 a.m. New York time the following Business Day. If the order is not placed in proper form by Closing Time or funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to each Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending receipt of the undelivered Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 125% of the daily marked-to-market value of the undelivered Deposit Securities. To the extent that undelivered Deposit Securities are not received by 1:00 p.m. New York time on the third Business Day following the day on which the purchase order is deemed received by the Distributor, or in the event a marked-to-market payment is not made within one Business Day following notification by the Transfer Agent that such a payment is required, the Trust may use the cash on deposit to purchase the undelivered Deposit Securities. Authorized Participants will be liable to the Trust and each Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the undelivered Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust’s custodial account. In addition, a transaction fee will be charged in all cases. See the section below entitled “Creation Transaction Fee.” The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units

The Trust reserves the right to reject a creation order transmitted to it by the Transfer Agent if: (1) the order is not in proper form; (2) if the Cash Component paid is incorrect; (3) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding Shares of the Funds; (4) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (5) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (6) there exist circumstances outside the control of the Trust, the Custodian, transfer agent, the Distributor and the Adviser that make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor or transfer agent, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify the Authorized Participant of its rejection of the order. The Trust, the Custodian, any sub-custodian, the transfer agent and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust and the Trust’s determination shall be final and binding.

Creation Units typically are issued on a “T+1 basis” (that is, one Business Day after trade date). To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units of an In Kind Creation to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant.

Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Distributor or transfer agent. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants will create and redeem Creation Units (whether by In Kind Creation/Redemption or for an All Cash Amount) on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the amount of cash required to be delivered, the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered, as applicable, shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Funds’ custodian for each creation order is [$250.00].

In addition, a variable fee, payable to each Fund, of a percentage of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Funds may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

In order to seek to replicate the In Kind Creation order process for creation orders executed in whole or in part with cash, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an In Kind Creation order pursuant to local law or market convention, or for other reasons (“Creation Market Purchases”). In such cases where the Trust makes Creation Market Purchases, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes.

The Creation Transaction Fee may be waived for the Funds when the Adviser believes that waiver of the Creation Transaction Fee is in the best interest of the Funds. When determining whether to waive the Creation Transaction Fee, the Adviser considers a number of factors including whether waiving the Creation Transaction Fee will: facilitate the initial launch of each Fund; facilitate portfolio rebalancings in a less costly manner; improve the quality of the secondary trading market for the Funds’ shares; and not result in a Fund bearing additional costs or expenses as a result of the waiver.

Redemption Orders

The process to redeem Creation Units is essentially the reverse of the process by which Creation Units are created, as described above. To redeem Shares directly from a Fund, an investor must be an Authorized Participant or must redeem through an Authorized Participant. The Trust redeems Creation Units on a continuous basis on any Business Day through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. Each Fund will not redeem Shares in amounts less than Creation Units. Authorized Participants must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.

Generally, Creation Units of the Funds will also be redeemed at NAV principally in cash, although a Fund reserves the right to redeem all or a portion in kind, in each case less a transaction fee as described below. With respect to In Kind Redemptions, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. New York time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. The redemption proceeds for an In Kind Redemption of a Creation Unit consists of Fund Securities – as announced on the Business Day the request for redemption is received in proper form – plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a redemption request in proper form, and the value of the Fund Securities (“Cash Redemption Amount”), less a redemption transaction fee (see the section below entitled “Redemption Transaction Fee”).

The right of redemption may be suspended or the date of payment postponed with respect to the Funds (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Funds or determination of the Funds’ NAV is not reasonably practicable; or (4) in such other circumstances as is permitted by the SEC.

Deliveries of redemption proceeds by each Fund generally will be made within one Business Day (that is “T+1”). However, each Fund reserves the right to settle redemption transactions and deliver redemption proceeds on a basis other than T+1 to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances.

The process for a redemption order involving an All Cash Amount will be the same as the process for an In-Kind Redemption, except that the proceeds of the redemption will be paid entirely in cash. Proceeds of redemptions of Creation Units payable in an All Cash Amount will be paid to the Authorized Participant redeeming Shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter).

Placement of Redemption Orders Using the Clearing Process

Orders to redeem Creation Units through the Clearing Process must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements with an Authorized Participant for an order to redeem. An order to redeem Creation Units is deemed received by the Trust on the Transmittal Date if: (1) such order is received by the Transfer Agent not later than Closing Time on such Transmittal Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Transfer Agent after Closing Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV determined on such next Business Day. The requisite Fund Securities and/or the Cash Redemption Amount, as applicable, will be transferred by the third NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Transfer Agent not later than Closing Time on such Transmittal Date; (2) such order is accompanied or followed by the requisite number of Fund Shares, which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off-Time, and the Cash Redemption Amount, if owed to the Fund, which delivery must be made by 2:00 p.m. New York Time; and (3) all other procedures set forth in the Participant Agreement are properly followed. After the Distributor receives an order for redemption outside the Clearing Process, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered and the Cash Redemption Amount, if any, by the third Business Day following the Transmittal Date.

The calculation of the value of the Fund Securities and/or the Cash Redemption Amount, as applicable, to be delivered or received upon redemption (by the Authorized Participant or the Trust, as applicable) will be made by the Custodian according to the procedures set forth the section of this SAI entitled “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Distributor. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of each Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and/or the Cash Redemption Amount, as applicable, to be delivered or received (by the Authorized Participant or the Trust, as applicable) will be determined by the Custodian on such Transmittal Date. If, however, either (1) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and/or the Cash Redemption Amount, as applicable, to be delivered or received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. New York time the following Business Day pursuant to a properly submitted redemption order.

The Trust may in its discretion at any time, or from time to time, exercise its option to redeem Fund Shares solely for consideration in the form of an All Cash Amount, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may permit, in its sole discretion. In either case, the investor will receive an All Cash Amount payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a transaction fee which will include an additional charge for cash redemptions to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). Each Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Redemption Amount, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Redemption Transaction Fee

Investors will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard redemption transaction fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Funds’ custodian for each redemption order is [$250.00].

An additional variable fee of up to three (3) times the fixed Transaction Fee plus all commission and fees payable to the Funds in connection with the sale of the Fund Securities (expressed as a percentage value of such Fund Securities) may be imposed for (1) redemptions effected outside the Clearing Process and (2) redemptions made in an All Cash Amount (to offset the Trust’s brokerage and other transaction costs associated with the sale of Fund Securities). Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.

In order to seek to replicate the In Kind Redemption order process for creation orders executed in whole or in part with cash, the Trust expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an In Kind Redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the Trust and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes.

Regardless of form, the Redemption Transaction Fee (including any reimbursements related to in cash redemptions or additional variable fees for In Kind Redemptions) will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities (currently, no more than 2% of the value of the shares redeemed).

The Redemption Transaction Fee may be waived for the Funds when the Adviser believes that waiver of the Redemption Transaction Fee is in the best interest of the Funds. When determining whether to waive the Redemption Transaction Fee, the Adviser considers a number of factors including whether waiving the Redemption Transaction Fee will: facilitate portfolio rebalancings in a less costly manner; improve the quality of the secondary trading market for the Funds’ shares; and not result in the Funds bearing additional costs or expenses as a result of the waiver.

Custom Baskets

The Fund Securities to be deposited for the purchase of a Creation Unit, and the Fund Securities delivered in connection with a Redemption, may differ, and the Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of a Fund’s portfolio holdings; or (ii) a representative basket that is different from the initial basket used in transactions on the same business day. The Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and its affiliates may, out of its own resources and without additional cost to the Funds or their shareholders, pay a solicitation fee to securities dealers or other financial intermediaries (collectively, a “Financial Intermediary.”)

TAXES

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders. The discussion reflects applicable U.S. federal income tax laws as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in each Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in each Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust (“REIT”), insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, or dealer in securities. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Funds (“Shares”) are held by U.S. shareholders (defined below) and that such Shares are held as capital assets.

A U.S. shareholder is a beneficial owner of Shares that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);
●	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;
●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
●	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or a trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of Shares that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds Shares, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership that will hold Shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Shares by the partnership.

Taxation as a RIC. Each Fund intends to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “ Code”). There can be ano assurance that it will so qualify. Each Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, a Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership” (the “Income Test”). A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Code Section 7704. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by a Fund in the same manner as realized by the partnership or trust.

If a RIC fails the Income Test and such failure was due to reasonable cause and not willful neglect, generally it will not be subject to the U.S. federal income tax rate applicable to corporations. Instead, the amount of the penalty for non-compliance is U.S. federal corporate income tax on the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, each Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets are represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets are invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships (the “Asset Test”).

If a RIC fails the Asset Test, such RIC has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million.

Similarly, if a RIC fails the Asset Test and the failure is not de minimis, a RIC can cure the failure if: (i) the RIC files with the U.S. Treasury Department a description of each asset that caused the RIC to fail the Asset Test; (ii) the failure is due to reasonable cause and not willful neglect; and (iii) the failure is cured within six months (or such other period specified by the U.S. Treasury Department). In such cases, a tax is imposed on the RIC equal to the greater of: (i) $50,000 or (ii) an amount determined by multiplying the highest corporate U.S. federal income tax rate (currently 21%) by the amount of net income generated during the period of the Asset Test failure by the assets that caused the RIC to fail the Asset Test.

If a Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed (the “Distribution Test”), a Fund will be relieved of U.S. federal income tax on any income of a Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by a Fund will be subject to to regular corporate U.S. federal income tax rates (currently at a maximum rate of 21%). The Funds intend to distribute at least annually substantially all of their investment company taxable income, net tax-exempt interest, and net capital gain.

The Funds will generally be subject to a nondeductible 4% U.S. federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% U.S. federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which the Fund paid no U.S. federal income tax in preceding years. The Funds generally intend to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

The Funds may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if a Fund holds debt obligations that are treated under applicable U.S. federal income tax rules as having original issue discount (“OID”) (such as debt instruments with payment of kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the OID that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any OID accrued will be included in the Fund’s “investment company taxable income” (discussed above) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the Distribution Test, even though it will not have received an amount of cash that corresponds with the accrued income.

A RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

Except as set forth below in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Funds will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC. If the Fund is unable to satisfy the Distribution Test or otherwise fails to qualify as a RIC in any year, they will be subject to corporate U.S. federal income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate U.S. shareholders, and non-corporate U.S. shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for preferential rates of U.S. federal income taxation, if holding period and other requirements are satisfied.

Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their shares of the Fund, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the Income Test, Asset Test, and Distribution Test for that year and distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation for U.S. Shareholders. Distributions paid to U.S. shareholders by the Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional Shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate U.S. shareholders to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or REITs or (ii) in the case of individual U.S. shareholders, as qualified dividend income eligible to be taxed at preferential rates to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (which generally include foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company (“PFIC”). Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“Capital Gain Dividends”), including Capital Gain Dividends credited to such U.S. shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such U.S. shareholder owned the shares of the Fund. The maximum tax rate on Capital Gain Dividends received by individuals is generally 20%. Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s Shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder. The Fund is not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Forms 1099 sent to the U.S. shareholders will instead serve this notice purpose.

As a RIC, the Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect the U.S. shareholders’ AMT liabilities. The Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income, determined without regard to the dividends paid deduction.

For purpose of determining (i) whether the Distribution Test is satisfied for any year and (ii) the amount of Capital Gain Dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the prior taxable year. If the Fund makes such an election, a U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by a U.S. shareholders on December 31 of the year in which the dividend was declared.

The Fund intends to distribute all realized capital gains, if any, at least annually. If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the U.S. federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of Shares owned will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder.

Sales of Shares or redemption of Creation Units and other dispositions of the Shares, such as exchanges, of the Fund generally are taxable events. U.S. shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in the Shares is properly treated as a sale or exchange for U.S. federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale of Shares or redemption of Creation Units or other disposition of Shares will generally result in capital gain or loss to a U.S. shareholder equal to the difference between the amount realized and the adjusted tax basis in the Shares sold or exchanged, and will be long-term capital gain or loss if the Shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received (including amounts credited as an undistributed Capital Gain Dividends by such shareholder with respect to such Shares. A loss realized on a sale or exchange of Shares generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the Shares are disposed. In such case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Both long-term and short-term capital gain of U.S. corporations are taxed at the rates applicable to ordinary income of corporations. For non-corporate U.S. taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain is taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the exchanger’s basis in the Creation Units. The IRS, however, may assert that an Authorized Participant which does not mark-to-market its holdings may not be permitted to currently deduct losses realized upon an exchange of securities for Creation Units under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Any loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gains with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

Each Fund has the right to reject an order for a purchase of Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Code Section 351, the Fund would have a basis in the securities deposited for such Shares different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or group of purchasers) that would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund, the purchaser (or group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible.

The Funds are required to report their shareholders’ cost basis, gain/loss, and holding period for Shares to the IRS on the Fund’s shareholders’ Consolidated Form 1099s.

The Fund has chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific Shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method Shares will be reported on a U.S. shareholder’s Consolidated Form 1099 if the shareholder does not select a specific tax lot identification method. U.S. shareholders may choose a method different than the Fund’s standing method and will be able to do so at the time of a U.S. shareholder’s purchase or upon the sale of Shares.

The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. U.S. shareholders should consult independent sources, which may include a tax professional, with respect to any decisions they may make with respect to choosing a tax lot identification method.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of Shares. U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Straddles. When the Funds enter into an offsetting position to limit the risk on another position, the “straddle” rules usually come into play. An option or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a “straddle” for U.S. federal income tax purposes. In general, straddles are subject to certain rules that may affect the character and timing of the Fund’s gains and losses with respect to straddle positions. The key features of the straddle rules are as follows:

The Funds may have to wait to deduct any losses. If a Fund has a capital gain in one position of a straddle and a capital loss in the other, the Fund may not recognize the loss for U.S. federal income tax purposes until the Fund disposes of both positions. This might occur, for example, if the Fund had a highly appreciated stock position and the Fund purchased protective put options (which give the Fund the right to sell the stock to someone else for a period of time at a predetermined price) to offset the risk. If the stock continued to increase in value and the put options expired worthless, the Fund must defer recognition of the loss on its put options until the Fund sells and recognizes the gain on the original, appreciated position.

A Fund’s capital gain holding period may get clipped. The moment the Fund enters into a typical straddle, the capital gains holding period on its offsetting positions is frozen. If the Fund held the original position for one year or less (thus not qualifying for the long-term capital gains rate), not only is the holding period frozen, it starts all over again when the Fund disposes of the offsetting position.

Losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses may be treated as long-term capital losses. This generally has the effect of reducing the tax benefit of such losses.

The Funds may not be able to deduct any interest expenses or carrying charges. During the offsetting period, any interest or carrying charges associated with the straddle are not currently tax deductible, but must be capitalized (added to cost basis).

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes. Some debt obligations with a fixed maturity date of more than one year from the date of issuance that may be acquired by a Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the OID is treated as interest income and is included in the Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations that may be acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See below under “Higher-Risk Securities.”

Some debt obligations that may be acquired by a Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund receives no interest payment in cash on the security during the year.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. To the extent such investments are permissible for a Fund, the Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by a Fund, if any, that are considered for U.S. federal income tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Tax-Exempt Shareholders. A tax-exempt U.S. shareholder could recognize unrelated taxable business income (“UBTI”) by virtue of its investment in a Fund if Shares constitute debt-financed property in the hands of the tax-exempt U.S. shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt U.S. shareholder may recognize UBTI if the Fund recognize “excess inclusion income” derived from direct or indirect investments in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. A CRT (as defined in Code Section 664) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognize “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share that recognize “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their own tax advisers concerning the consequences of investing in the Funds.

Foreign Taxation. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A “qualified fund of funds” is a RIC that has at least 50% of the value of its total interests invested in other RICs at the end of each quarter of the taxable year. If a Fund satisfies this requirement or if it meets certain other requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its taxable year consist of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the IRS that may enable its shareholders to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations.

Non-U.S. Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by a Fund to a Non-U.S. shareholder are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A RIC is not required to withhold any amounts (i) with respect to distributions (other than distributions to a Non-U.S. shareholder (a) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (b) to the extent that the dividend is attributable to certain interest on an obligation if the Non-U.S. shareholdern is the issuer or is a 10% shareholder of the issuer, (c) that is within a foreign country that has inadequate information exchange with the United States, or (d) to the extent the dividend is attributable to interest paid by a person that is a related person of the Non-U.S. shareholder and the Non-U.S. shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual Non-U.S. shareholder, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual Non-U.S. shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests (“USRPIs”) as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the RIC (“Short-Term Capital Gain Dividends”). If the Fund invests in an underlying fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to Non-U.S. shareholders.

The Fund is permitted to report such part of its dividends as interest-related or Short-Term Capital Gain Dividends as are eligible, but is not required to do so. These exemptions from withholding will not be available to Non-U.S. shareholders that do not currently report their dividends as interest-related or Short-Term Capital Gain Dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or Short-Term Capital Gain Dividend to shareholders. Non-U.S. shareholders should contact their intermediaries regarding the application of these rules to their accounts.

A Non-U.S. shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of USRPIs apply to the Non-U.S. shareholder’s sale of shares of the Fund or to the Capital Gain Dividend received by the non-U.S. shareholder (as described below).

Special rules would apply if the Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a U.S. corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If the Fund were a USRPHC or would be a USRPHC but for certain exceptions, any distributions by the Fund to a Non-U.S. shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands generally would be subject to U.S. federal income withholding tax. In addition, such distributions could result in a Non-U.S. shareholder being required to file a U.S. federal income tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a Non-U.S. shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the Non-U.S. shareholder’s current and past ownership of the Fund. This “look-through” USRPI treatment for distributions by the Fund, if it were either a USRPHC or would be a USRPHC but for the operation of certain exceptions, to Non-U.S. shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if the Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. federal income tax on the proceeds of a share redemption by a greater-than-5% Non-U.S. shareholder, in which case such shareholder generally would also be required to file U.S. federal income tax returns and pay any additional taxes due in connection with the redemption.

Whether or not the Fund is characterized as a USRPHC will depend upon the nature and mix of the Fund’s assets. The Fund does not expect to be a USRPHC. Non-U.S. shareholders should consult their tax advisors concerning the application of these rules to their investment in the Fund.

If a Non-U.S. shareholder has a trade or business in the United States, and the dividends from the Fund are effectively connected with the Non-U.S. shareholder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a Non-U.S. shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that Non-U.S. shareholder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a Non-U.S. shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an applicable IRS Form W-8). Non-U.S. shareholders should consult their tax advisers in this regard.

A Non-U.S. shareholder may be subject to U.S. state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Backup Withholding. Each Fund generally is required to backup withhold and remit to the U.S. Treasury Department a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to properly certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is currently 24%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations. If a shareholder recognizes a loss with respect to the Shares of $2 million or more for an individual U.S. shareholder or $10 million or more for a corporate U.S. shareholder, the U.S. shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. U.S. shareholders should consult their tax own advisers to determine the applicability of this requirement in light of their individual circumstances.

FATCA. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (i) income dividends paid by the Fund and (ii) possibly in the future, certain capital gain distributions and the proceeds arising from the sale of Shares paid by the Fund. FATCA withholding tax generally can be avoided: (i) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (ii) by an NFFE, if it: (a) certifies that it has no substantial U.S. persons as owners or (b) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA, generally on an applicable IRS Form W-8.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of Shares as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Possible Tax Law Changes. At the time that this SAI was being prepared, various administrative and legislative changes to the U.S. federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury regulations in effect as they directly govern the taxation of the Funds and their shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In selecting brokers and dealers to execute portfolio transactions, the Adviser may consider research and brokerage services furnished to the Adviser or its affiliates. The Adviser may not consider sales of shares of the Funds as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell a Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Adviser may aggregate securities to be sold or purchased for the Funds with those to be sold or purchased for other advisory accounts managed by the Adviser. In aggregating such securities, the Adviser will average the transaction as to price and will allocate available investments in a manner that the Adviser believes to be fair and reasonable to the Funds and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair to the participating accounts, with any exceptions to such methods involving the Trust being reported to the Trustees.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under its advisory agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of "Regular Broker-Dealers”. Each Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. Each Fund is newly formed and has not commenced operations as of the date of this SAI.

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

On each Business Day (as defined in the Creation and Redemption of Creation Units section of this SAI), prior to the opening of regular trading on the Funds’ primary listing exchange, the Funds disclose on their website (www.XXXX.com) certain information relating to the portfolio holdings that will form the basis of the Funds’ next net asset value per share calculation.

In addition, certain information may also be made available to certain parties:

●	Communications of Data Files: Each Fund may make available through the facilities of the National Securities Clearing Corporation (“NSCC”) or through posting on the Fund’s website, prior to the opening of trading on each business day, a list of the Fund’s holdings (generally pro-rata) that Authorized Participants could deliver to the Fund to settle purchases of the Fund (i.e. Deposit Securities) or that Authorized Participants would receive from the Fund to settle redemptions of the Fund (i.e. Fund Securities). These files are known as the Portfolio Composition Files and the Fund Data Files (collectively, “Files”). The Files are applicable for the next trading day and are provided to the NSCC and/or posted on the Funds’ website after the close of markets in the U.S.

●	Communications with Authorized Participants and Liquidity Providers: Certain employees of the Adviser, Distributor and Custodian are responsible for interacting with Authorized Participants and liquidity providers with respect to discussing custom basket proposals as described in the Custom Baskets section of this SAI. As part of these discussions, these employees may discuss with an Authorized Participant or liquidity provider the securities each Fund is willing to accept for a creation, and securities that the Fund will provide on a redemption.

●	The Adviser may also discuss portfolio holdings-related information with broker/dealers, in connection with settling each Fund’s transactions, as may be necessary to conduct business in the ordinary course in a manner consistent with the disclosure in the Funds’ current registration statement.

●	Communications with Listing Exchanges: From time to time, employees of the Adviser, Distributor and/or Custodian may discuss portfolio holdings information with the applicable primary listing exchange for the Funds as needed to meet the exchange listing standards.

●	Communication of Other Information: Certain explanatory information regarding the Files is released to Authorized Participants and liquidity providers on a daily basis, but is only done so after the Files are posted to the Funds’ website.

●	Third-Party Service Providers: Certain portfolio holdings information may be disclosed to the Trustees and their counsel, outside counsel for the Funds, auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service, and printers), as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Funds, the terms of the current registration statement and federal securities laws and regulations thereunder.

●	Each Fund files its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust’s report on Form N-CSR for the second and fourth fiscal quarters and on Form N-PORT for the first and third fiscal quarters. Certain portfolio information is also included on Form N-PORT that is filed for the second and fourth fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the respective quarter. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-PORT must be filed with the SEC and will be made publicly available no later than sixty (60) calendar days after the end of the applicable quarter. These portfolio holdings schedules filed on Form N-CSR and Form N-PORT are posted to the Funds’ website no later than sixty (60) days following the fiscal quarters.

No consideration may be received by the Funds, the Adviser, or any other person in connection with the disclosure of portfolio information. The Trust’s Chief Compliance Officer or his or her delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures, subject to restrictions on selective disclosure imposed by applicable law. The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

DESCRIPTION OF SHARES

The Trust’s Agreement and Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. The Trust’s shares of beneficial interest have no par value.

Each Fund is authorized to issue one class of shares imposing no front-end or deferred sales charges, currently no 12b-1 fee and no service fee.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual fund, shareholders of a fund are entitled to receive the assets available for distribution belonging to the particular fund, and a proportionate distribution, based upon the relative asset values of the respective fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust’s outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A particular fund is deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares of any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. However, the exercise of such authority by the Board without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures, which are included in Exhibit B to this SAI. The Board of Trustees will periodically review each Fund’s proxy voting record. The proxy voting policies and procedures of the Trust are included as Exhibit A to this SAI.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how each Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available (1) without charge, upon request by calling XXX-XXX-XXXX or by writing to the Fund at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235; (2) on or through the Fund’s website at www.XXX.com; and (3) on the SEC’s Internet website at http://www.sec.gov.

CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Administrator have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

FINANCIAL STATEMENTS

The Funds are new and do not have audited financial statements at this time. Upon completion of the Funds’ first fiscal period/year, audited financial statements will become available.

Ai Funds

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Telephone: (888) 909-6030

EXHIBIT A

ETF Opportunities Trust

PROXY VOTING POLICY AND PROCEDURES

The ETF Opportunities Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment adviser, or the investment sub-adviser as appropriate, of each Fund (each an “Adviser”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Adviser of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Adviser of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Adviser shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Adviser shall perform these duties in accordance with the Adviser’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders and those of the Adviser or an affiliated person of the Adviser. In such case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Adviser has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Adviser’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Adviser of its final decision on the matter and the Adviser shall vote in accordance with the Board’s decision.

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund has a website, the Fund may post a copy of its Adviser’s proxy voting policy and this Policy on such website. Effective July 1, 2024, a Fund shall make publicly available its most recently filed report on Form N-PX on or through its website as soon as reasonably practicable after filing the report with the Commission. The information disclosed on Form N-PX shall be in a readable format. In addition, a copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 30 days following the end of each 12-month period ending June 30. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the U.S. Securities and Exchange Commission no later than August 31st of each year.

EXHIBIT B

PROXY VOTING AND DISCLOSURE POLICY OF AI FUNDS, INC.

Proxy Voting

The Firm does not accept authority to vote proxies on behalf of SMA Clients, nor does it provide advice regarding proxy solicitations.

Ai Funds does have authority to vote proxies on behalf of the Fund and keeps a log of all such votes cast. As Ai Funds votes proxies on behalf of the Fund as a whole, investors in the Fund do not have an opportunity to direct or influence Ai Funds’ voting of proxies on behalf of the Fund. There may exist a conflict of interest between how Ai Funds may vote proxies and how Investors in the Fund may have voted proxies if done independently. Notwithstanding any such potential conflicts, Ai Funds always seeks to vote proxies in a manner in which is in the best interest of the Fund and its Investors as a whole.

EXHIBIT C

Nominating and Corporate Governance Committee Charter

ETF Opportunities Trust

Nominating and Corporate Governance Committee Membership

1.	The Nominating and Corporate Governance Committee of ETF Opportunities Trust (the “Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1.	The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be an “interested person” as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustees have any affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.
2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.
3.	The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.
4.	The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.
2.	The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

Other Powers and Responsibilities

1.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.
2.	The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees.

Adopted:         December 4, 2019

APPENDIX A TO THE NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

ETF OPPORTUNITIES TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.	Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Nominating and Corporate Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Nominating and Corporate Governance Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Nominating and Corporate Governance Committee has invited management to make such a recommendation.

II.	Shareholder Candidates. The Nominating and Corporate Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Nominating and Corporate Governance Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.	Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Nominating and Corporate Governance Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Nominating and Corporate Governance Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Nominating and Corporate Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust of ETF Opportunities Trust (“Registrant”) is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(a)(2)	Agreement and Declaration of Trust is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(b)	By-Laws of the Registrant is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(c)	Articles IV, VII and VIII of the Declaration of Trust, Exhibit 28(a)(2) above, define the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(d)(1)	Advisory Agreement between the Registrant and Ridgeline Research LLC on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A filed on June 15, 2020.

(d)(2)	Sub-Advisory Agreement between Vident Asset Management and Ridgeline Research LLC on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 130 on Form N-1A filed on March 29, 2024.

(d)(3)	Amended Advisory Agreement between the Registrant and Formidable Asset Management, LLC on behalf of the Formidable ETF, the Formidable Dividend and Income ETF and the Formidable Fortress ETF (“Formidable ETFs”) is herein incorporated by reference from the Registrant's Post-Effective Amendment No. 65 on Form N-1A filed on July 31, 2023.

(d)(4)	Sub-Advisory Agreement between Tidal Investments, LLC and Formidable Asset Management, LLC on behalf of the Formidable ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(d)(5)	Advisory Agreement between the Registrant and Applied Finance Advisors, LLC on behalf of the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed on July 20, 2021.

(d)(6)	Sub-Advisory Agreement between Tidal Investments, LLC and Applied Finance Advisors, LLC on behalf of the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 201 on Form N-1A filed on December 13, 2024.

(d)(7)	Advisory Agreement between the Registrant and Kingsbarn Capital Management, LLC on behalf of the Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 26 on Form N-1A filed on March 24, 2022.

(d)(8)

Sub-Advisory Agreement between Vident Asset Management and Kingsbarn Capital Management, LLC on behalf of the Kingsbarn Tactical Bond ETF and Kingsbarn Dividend Opportunity ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 130 on Form N-1A filed on March 29, 2024.

(d)(9)	Advisory Agreement between the Registrant and Kingsbarn Capital Management, LLC on behalf of the Kingsbarn Dividend Opportunity ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed on March 30, 2023.

(d)(10)	Advisory Agreement between the Registrant and WealthTrust Asset Management, LLC on behalf of the WealthTrust DBS Long Term Growth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed November 23, 2021.

(d)(11)	Sub-Advisory Agreement between Tidal Investments, LLC and WealthTrust Asset Management, LLC on behalf of the WealthTrust DBS Long Term Growth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(d)(12)	Amended and Restated Advisory Agreement between the Registrant and Cultivar Capital, Inc. on behalf of the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 34 on Form N-1A filed on November 28, 2022.

(d)(13)	Sub-Advisory Agreement between Tidal Investments, LLC and Cultivar Capital, Inc. on behalf of the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective amendment No. 192 on Form N-1A filed on November 27, 2024.

(d)(14)	Amended Investment Advisory Agreement between the Registrant and Tuttle Capital Management LLC on behalf of Tuttle Capital 2X DBMF ETF, T-REX 2X Inverse NVIDIA Daily Target ETF, T-REX 2X Inverse Tesla Daily Target ETF, T-REX 2X Long NVIDIA Daily Target ETF, T-REX 2X Long Tesla Daily Target ETF, LAFFER|TENGLER Equity Income ETF, Tuttle Capital Daily 2X Inverse Regional Banks ETF, Tuttle Capital Daily 2X Long AI ETF, Tuttle Capital Daily 2X Inverse AI ETF, Brendan Wood TopGun ETF, T-REX 2X Long Apple Daily Target ETF, T-REX 2X Inverse Apple Daily Target ETF, T-REX 2X Long Alphabet Daily Target ETF, T-REX 2X Inverse Alphabet Daily Target ETF, T-REX 2X Long Microsoft Daily Target ETF, T-REX 2X Inverse Microsoft Daily Target ETF, Tuttle Capital Congressional Trading ETF, T-REX 2X LONG GME DAILY TARGET ETF, T-REX 2X LONG HOOD DAILY TARGET ETF, T-REX 2X LONG DJT DAILY TARGET ETF, T-REX 2X LONG MARA DAILY TARGET ETF, T-REX 2X INVERSE MARA DAILY TARGET ETF, T-REX 2X LONG RBLX DAILY TARGET ETF, T-REX 2X INVERSE PLTR DAILY TARGET ETF, T-REX 2X LONG ARM DAILY TARGET ETF, T-REX 2X LONG SHOP DAILY TARGET ETF, T-REX 2X INVERSE SHOP DAILY TARGET ETF, T-REX 2X INVERSE AMD DAILY TARGET ETF, T-REX 2X LONG NFLX DAILY TARGET ETF, T-REX 2X INVERSE NFLX DAILY TARGET ETF, T-REX 2X INVERSE BA DAILY TARGET ETF, T-REX 2X LONG SNOW DAILY TARGET ETF, T-REX 2X INVERSE SNOW DAILY TARGET ETF, T-REX 2X LONG AVGO DAILY TARGET ETF, T-REX 2X INVERSE AVGO DAILY TARGET ETF, T-REX 2X LONG PANW DAILY TARGET ETF, T-REX 2X INVERSE PANW DAILY TARGET ETF, T-REX 2X LONG TSM DAILY TARGET ETF, T-REX 2X INVERSE TSM DAILY TARGET ETF, T-REX 2X LONG SQ DAILY TARGET ETF, T-REX 2X INVERSE SQ DAILY TARGET ETF, T-REX 2X INVERSE COIN DAILY TARGET ETF, T-REX 2X LONG MSTR DAILY TARGET ETF AND T-REX 2X INVERSE MSTR DAILY TARGET ETF, Tuttle Capital RSP Option Income Strategy ETF, Tuttle Capital KRE Option Income Strategy ETF, Tuttle Capital IYR Option Income Strategy ETF, Tuttle Capital XLU Option Income Strategy ETF, Tuttle Capital XLE Option Income Strategy ETF, Tuttle Capital XHB Option Income Strategy ETF, Tuttle Capital EEM Option Income Strategy ETF, Tuttle Capital EFA Option Income Strategy ETF, Tuttle Capital XLF Option Income Strategy ETF, Tuttle Capital VTV Option Income Strategy ETF, Tuttle Capital IJH Option Income Strategy ETF, Tuttle Capital XLV Option Income Strategy ETF, Tuttle Capital SMH Option Income Strategy ETF, Tuttle Capital XBI Option Income Strategy ETF, Tuttle Capital XLY Option Income Strategy ETF, Tuttle Capital TSLA Put Write ETF, Tuttle Capital NVDA Put Write ETF, Tuttle Capital MSTR Put Write ETF, Tuttle Capital COIN Put Write ETF, Tuttle Capital QQQ Put Write ETF, the Opportunistic Trader ETF, the Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital TSLA 0DTE Covered Call ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, Tuttle Capital COIN 0DTE Covered Call ETF, Tuttle Capital IBIT 0DTE Covered Call ETF, T-REX 2X Long XRP Daily Target ETF, T-REX 2X Long SOL Daily Target ETF, T-REX 2X Long Trump Daily Target ETF, T-REX 2X Long LTC Daily Target ETF, T-REX 2X Long DOGE Daily Target ETF, T-REX 2X Long Bonk Daily Target ETF, T-REX 2X Long BNB Daily Target ETF, T-REX 2X Long ADA Daily Target ETF, T-REX 2X Long LINK Daily Target ETF, T-REX 2X Long SUI Daily Target ETF, Tuttle Capital Agentic AI ETF, Tuttle Capital AI in Healthcare ETF, Tuttle Capital AI Power Generation ETF, Tuttle Capital DeepSeek Global AI Innovation and Disruption ETF, Tuttle Capital Drone Industry AI Powered ETF, Tuttle Capital Quantum Computing AI Powered ETF, Tuttle Capital Quantum Computing AI Powered Covered Call ETF, Tuttle Capital UFO Disclosure AI Powered ETF, Tuttle Capital No Bleed Tail Risk ETF, T-REX 2X Long DKNG Daily Target ETF, T-REX 2X Long BULL Daily Target ETF, T-REX 2X Long XXI Daily Target ETF, T-REX 2X Long CRWV Daily Target ETF, T-REX 2X Long SMR Daily Target ETF, T-REX 2X Long AVAV Daily Target ETF, T-REX 2X Long AFRM Daily Target ETF, T-REX 2X Long ACHR Daily Target ETF, T-REX 2X Long AUR Daily Target ETF, T-REX 2X Long AXON Daily Target ETF, T-REX 2X Long B Daily Target ETF, T-REX 2X Long BBAI Daily Target ETF, T-REX 2X Long BKNG Daily Target ETF, T-REX 2X Long CVNA Daily Target ETF, T-REX 2X Long CEG Daily Target ETF, T-REX 2X Long DDOG Daily Target ETF, T-REX 2X Long WGS Daily Target ETF, T-REX 2X Long DNA Daily Target ETF, T-REX 2X Long KTOS Daily Target ETF, T-REX 2X Long OKLO Daily Target ETF, T-REX 2X Long QUBT Daily Target ETF, T-REX 2X Long RXRX Daily Target ETF, T-REX 2X Long TEM Daily Target ETF, T-REX 2X Long TTD Daily Target ETF, T-REX 2X Long UPXI Daily Target ETF, T-REX 2X Long UPST Daily Target ETF, T-REX 2X Long SOUN Daily Target ETF, T-REX 2X Long SMLR Daily Target ETF, T-REX 2X Long GLXY Daily Target ETF, T-REX 2X Long DOUL Daily Target ETF, Tuttle Capital 1X Inverse Volatility ETF, Tuttle Capital 2X Inverse Volatility ETF, T-REX 2X Long BYDDY Daily Target ETF, T-REX 2X Long GEV Daily Target ETF, T-REX 2X Long HHH Daily Target ETF, T-REX 2X Long CRCL Daily Target ETF, Tuttle Capital Government Grift ETF, T-REX 2X TRON Daily Target ETF, T-REX 2X Long BRR Daily Target ETF, T-REX 2X Long LMND Daily Target ETF, T-REX 2X Long OSCR Daily Target ETF, T-REX 2X Long OUST Daily Target ETF, T-REX 2X Long SPOT Daily Target ETF, T-REX 2X Long SYM Daily Target ETF, T-REX 2X Long RDW Daily Target ETF, T-REX 2X Long UNH Daily Target ETF, T-REX 2X Long VOYG Daily Target ETF, T-REX 2X Long ETOR Daily Target ETF, T-REX 2X Long CHYM Daily Target ETF, T-REX 2X Long BMNR Daily Target ETF, T-REX 2X Long APLD Daily Target ETF, T-REX 2X Inverse CRWV Daily Target ETF and T-REX 2X Inverse CRCL Daily Target ETF, T-REX 2X Long FIG Daily Target ETF, T-REX 2X Long SBET Daily Target ETF, T-REX 2X Long FLY Daily Target ETF, T-REX 2X Inverse FLY Daily Target ETF, T-REX 2X Inverse FIG Daily Target ETF, T-REX 2X Long BLSH Daily Target ETF, T-REX 2X Long STUB Daily Target ETF, T-REX 2X Long MP Daily Target ETF, T-REX 2X Long SRPT Daily Target ETF, T-REX 2X Long CIFR Daily Target ETF, T-REX 2X Long ASTS Daily Target ETF, T-REX 2X Long BTBT Daily Target ETF, T-REX 2X Long WULF Daily Target ETF, T-REX 2X Long QS Daily Target ETF and T-REX 2X Inverse BLSH Daily Target ETF, Tuttle Capital MSTR Income Blast ETF, Tuttle Capital NVIDIA Income Blast ETF, Tuttle Capital Coinbase Income Blast ETF, Tuttle Capital Tesla Income Blast ETF, Tuttle Capital Palantir Income Blast ETF, Tuttle Capital HOOD Income Blast ETF, Tuttle Capital Magnificent 7 Income Blast ETF, Tuttle Capital Meme Stock Income Blast ETF, Tuttle Capital Quantum Computing Income Blast ETF, Tuttle Capital Drone Income Blast ETF, Tuttle Capital Space Industry Income Blast ETF, Tuttle Capital AI Infrastructure Income Blast ETF, Tuttle Capital Nuclear Power Income Blast ETF, Tuttle Capital AI Emerging Leaders Income Blast ETF, Tuttle Capital Crypto Treasury Income Blast ETF, Tuttle Capital AI Healthcare Income Blast ETF, Tuttle Capital Agentic AI Income Blast ETF, Tuttle Capital Emerging Markets AI Income Blast ETF, Tuttle Capital Robotics Income Blast ETF, Tuttle Capital Ethereum Income Blast ETF and Tuttle Capital IBIT Income Blast ETF, Tuttle Capital SOL Income Blast ETF, Tuttle Capital XRP Income Blast ETF, Tuttle Capital DOGE Income Blast ETF, Tuttle Capital Cardano Income Blast ETF, Tuttle Capital Chainlink Income Blast ETF, Tuttle Capital BNB Income Blast ETF, Tuttle Capital AVAX Income Blast ETF, Tuttle Capital Bonk Income Blast ETF, Tuttle Capital Litecoin Income Blast ETF, Tuttle Capital SUI Income Blast ETF, T-REX 2X Long KLAR Daily Target ETF, T-REX 2X Long ASST Daily Target ETF, T-REX 2X Long ABTC Daily Target ETF, T-REX 2X Long BNC Daily Target ETF, T-REX 2X Long BTDR Daily Target ETF, T-REX 2X Long CANG Daily Target ETF, T-REX 2X Long CAVA Daily Target ETF, T-REX 2X Long CELH Daily Target ETF, T-REX 2X Long CHWY Daily Target ETF, T-REX 2X Long CLS Daily Target ETF, T-REX 2X Long CORZ Daily Target ETF, T-REX 2X Long DNUT Daily Target ETF, T-REX 2X Long EMPD Daily Target ETF, T-REX 2X Long EOSE Daily Target ETF, T-REX 2X Long ETHM Daily Target ETF, T-REX 2X Long ETHZ Daily Target ETF, T-REX 2X Long GPRO Daily Target ETF, T-REX 2X Long GTLS Daily Target ETF, T-REX 2X Long ICHR Daily Target ETF, T-REX 2X Long ICLR Daily Target ETF, T-REX 2X Long IREN Daily Target ETF, T-REX 2X Long KSS Daily Target ETF, T-REX 2X Long MBLY Daily Target ETF, T-REX 2X Long MEIP Daily Target ETF, T-REX 2X Long NVTS Daily Target ETF, T-REX 2X Long OPEN Daily Target ETF, T-REX 2X Long POOL Daily Target ETF, T-REX 2X Long PTON Daily Target ETF, T-REX 2X Long SUIG Daily Target ETF, T-REX 2X Long TMUS Daily Target ETF, T-REX 2X Long TONX Daily Target ETF, T-REX 2X Long VEEV Daily Target ETF, T-REX 2X Long DFDV Daily Target ETF, T-REX 2X Long FIGR Daily Target ETF, T-REX 2X Long FMCC Daily Target ETF, T-REX 2X Long FNMA Daily Target ETF, T-REX 2X Long FORD Daily Target ETF, T-REX 2X Long OCTO Daily Target ETF, and T-REX 2X Long VKTX Daily Target ETF (the “Tuttle ETFs”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 422 on Form N-1A filed on October 15, 2025.

(d)(15)	Management Agreement between T-REX (Cayman) Portfolios SPC and Tuttle Capital Management, LLC on behalf of the T-REX 2X Long XRP Daily Target ETF, T-REX 2X Long SOL Daily Target ETF, T-REX 2X Long Trump Daily Target ETF, T-REX 2X Long LTC Daily Target ETF, T-REX 2X Long DOGE Daily Target ETF, T-REX 2X Long Bonk Daily Target ETF, T-REX 2X Long BNB Daily Target ETF, T-REX 2X Long ADA Daily Target ETF, T-REX 2X Long LINK Daily Target ETF, T-REX 2X Long SUI Daily Target ETF, and Tuttle Capital No Bleed Tail Risk ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 454 on Form N-1A filed on November 7, 2025.

(d)(16)	Amendment No. 1 to Management Agreement between T-REX (Cayman) Portfolios SPC and Tuttle Capital Management, LLC on behalf of the T-REX 2X Long XRP Daily Target ETF, T-REX 2X Long SOL Daily Target ETF, T-REX 2X Long Trump Daily Target ETF, T-REX 2X Long LTC Daily Target ETF, T-REX 2X Long DOGE Daily Target ETF, T-REX 2X Long Bonk Daily Target ETF, T-REX 2X Long BNB Daily Target ETF, T-REX 2X Long ADA Daily Target ETF, T-REX 2X Long LINK Daily Target ETF, T-REX 2X Long SUI Daily Target ETF, and Tuttle Capital No Bleed Tail Risk ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 454 on Form N-1A filed on November 7, 2025.

(d)(17)	Sub-Advisory Agreement between Laffer Tengler Investments, Inc. and Tuttle Capital Management, LLC on behalf of the LAFFER|TENGLER Equity Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(d)(18)	Advisory Agreement between the Registrant and REX Advisers, LLC on behalf of REX IncomeMax AMD Strategy ETF, REX IncomeMax AMZN Strategy ETF, REX IncomeMax TSLA Strategy ETF, REX IncomeMax BIIB Strategy ETF, REX IncomeMax DIS Strategy ETF, REX IncomeMax EEM Strategy ETF, REX IncomeMax GDXJ Strategy ETF, REX IncomeMax GOOG Strategy ETF, REX IncomeMax META Strategy ETF, REX IncomeMax MSFT Strategy ETF, REX IncomeMax MSTR Strategy ETF, REX IncomeMax PYPL Strategy ETF, REX IncomeMax SLV Strategy ETF, REX IncomeMax SMH Strategy ETF, REX IncomeMax SNOW Strategy ETF, REX IncomeMax TLRY Strategy ETF, REX IncomeMax UNG Strategy ETF, REX IncomeMax USO Strategy ETF and REX IncomeMax V Strategy ETF (“REX ETFs”) and REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on September 20, 2023.

(d)(19)	Sub-Advisory Agreement between Vident Advisory, LLC (d/b/a Vident Asset Management) and REX Advisers, LLC on behalf of the REX ETFs REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on September 20, 2023.

(d)(20)

Sub-Advisory Agreement between Brendan Wood TopGun Partnerships Inc. and Tuttle Capital Management, LLC on behalf of the Brendan Wood TopGun ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.

(d)(21)

Advisory Agreement between the Registrant and IDX Advisors, LLC on behalf of the IDX Dynamic Innovation ETF, IDX Dynamic Fixed Income ETF, and IDX Alternative FIAT ETF is incorporated by reference from the Registrant’s Post-Effective Amendment No. 438 on Form N-1A filed on October 29, 2025.

(d)(22)

Sub-Advisory Agreement between Tidal Investments, LLC and IDX Advisors, LLC on behalf of the IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 201 on Form N-1A filed on December 13, 2024.

(d)(23)	Form of Sub-Advisory Agreement between the Registrant and IDX Advisors, LLC on behalf of the IDX Dynamic Fixed Income ETF and the IDX Alternative FIAT ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 396 on Form N-1A filed on September 24, 2025.

(d)(24)	Management Agreement between T-REX (Cayman) Portfolios SPC and IDX Advisors, LLC on behalf of the IDX Alternative FIAT ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 396 on Form N-1A filed on September 24, 2025.

(d)(25)

Advisory Agreement between the Registrant and Tapp Finance, Inc. on behalf of TappAlpha SPY Growth & Daily Income ETF and TappAlpha Innovation 100 Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 121 on Form N-1A filed on January 23, 2024.

(d)(26)	Sub-Advisory Agreement between Tuttle Capital Management, LLC and Tapp Finance, Inc. on behalf of TappAlpha SPY Growth & Daily Income ETF and TappAlpha Innovation 100 Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 121 on Form N-1A filed on January 23, 2024.

(d)(27)	Advisory Agreement between the Registrant and REX Advisers, LLC on behalf of the REX AI Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 138 on Form N-1A filed on May 21, 2024.

(d)(28)	Sub-Advisory Agreement between REX Advisers, LLC and Vident Asset Management on behalf of the REX AI Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 138 on Form N-1A filed on May 21, 2024.

(d)(29)	Advisory Agreement between Registrant and 3Fourteen & SMI Advisory Services, LLC on behalf of the SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 156 on Form N-1A filed on August 9, 2024.

(d)(30)	Sub-Advisory Agreement between 3Fourteen & SMI Advisory Services, LLC and Tidal Investments, LLC on behalf of the SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 156 on Form N-1A filed on August 9, 2024.

(d)(31)

Advisory Agreement between the Registrant and Brookmont Capital Management, LLC on behalf of the Brookmont Catastrophic Bond ETF and Brookmont Dividend Growth ETF is herein incorporated by reference from the Registrant's Post-Effective Amendment No. 419 on Form N-1A on October 10, 2025.

(d)(32)

Sub-Advisory Agreement between Brookmont Capital Management, LLC and King Ridge Capital Advisors, LLC on behalf of the Brookmont Catastrophic Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(d)(33)

Advisory Agreement between the Registrant and REX Advisers, LLC on behalf of the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(d)(34)	Sub-Advisory Agreement between REX Advisers, LLC and Vident Asset Management on behalf of the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(d)(35)	Advisory Agreement between the Registrant and REX Advisers, LLC on behalf of the REX IncomeMax IBIT Strategy ETF *

(d)(36)	Sub-Advisory Agreement between REX Advisers, LLC and Vident Asset Management on behalf of the REX IncomeMax IBIT Strategy ETF *

(d)(37)	Amended Management Agreement between T-REX (Cayman) Portfolios SPC (a Cayman Islands exempted company) and REX Advisers, LLC on behalf of the REX IncomeMax IBIT Strategy ETF, REX-OspreyTM DOGE ETF, REX-OspreyTM TRUMP ETF, REX-OspreyTM BONK ETF, REX-OspreyTM XRP ETF, REX-OspreyTM SOL ETF, REX-OspreyTM BTC ETF, REX-OspreyTM ETH ETF and REX-OspreyTM MOVE ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 303 on Form N-1A filed on June 27, 2025.

(d)(38)	Advisory Agreement between the Registrant and 3Fourteen & SMI Advisory Services, LLC on behalf of the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(d)(39)	Sub-Advisory Agreement between 3Fourteen & SMI Advisory Services, LLC and Tidal Investments, LLC on behalf of the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(d)(40)	Advisory Agreement between the Registrant and REX Advisers, LLC on behalf of the REX Bitcoin Corporate Treasury Convertible Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(d)(41)	Sub-Advisory Agreement between REX Advisers, LLC and Vident Asset Management on behalf of the REX Bitcoin Corporate Treasury Convertible Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(d)(42)	Advisory Agreement between the Registrant and REX Advisers, LLC on behalf of the REX-OspreyTM DOGE ETF, REX-OspreyTM TRUMP ETF, REX-OspreyTM BONK ETF, REX-OspreyTM XRP ETF, REX-OspreyTM SOL + Staking ETF, REX-OspreyTM BTC ETF and REX-OspreyTM ETH + Staking ETF and the REX-OspreyTM MOVE ETF (the “REX-OspreyTM ETFs”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 325 on Form N-1A filed on July 28, 2025.

(d)(43)	Advisory Agreement between the Registrant and Hedgeye Asset Management, LLC on behalf of the Hedgeye Capital Allocation ETF and Hedgeye Quality Growth ETF (the “Hedgeye ETFs”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 288 on Form N-1A filed on June 3, 2025.

(d)(44)	Sub-Advisory Agreement between Hedgeye Asset Management, LLC and Tidal Investments, LLC on behalf of the Hedgeye ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 288 on Form N-1A filed on June 3, 2025.

(d)(45)	Advisory Agreement between the Registrant and OTG Asset Management, Ltd. on behalf of the OTG Latin America ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 326 on Form N-1A filed on July 29, 2025.

(d)(46)	Sub-Advisory Agreement between the Registrant and Tidal Investments, LLC on behalf of the OTG Latin America ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 326 on Form N-1A filed on July 29, 2025.

(d)(47)	Advisory Agreement between the Registrant and Golden Eagle Strategies, Inc. on behalf of the Golden Eagle Dynamic Hypergrowth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(d)(48)	Sub-Advisory Agreement between Golden Eagle Strategies, Inc. and Tidal Investments, LLC on behalf of the Golden Eagle Dynamic Hypergrowth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(d)(49)	Advisory Agreement between the Registrant and Arlington Partners, LLC on behalf of the AQE Core ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 433 on Form N-1A filed on October 27, 2025.

(d)(50)	Sub-Advisory Agreement between Arlington Partners, LLC and Vident Advisory, LLC on behalf of the AQE Core ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 433 on Form N-1A filed on October 27, 2025.

(d)(51)	Advisory Agreement between the Registrant and Hedgeye Asset Management, LLC on behalf of the Hedgeye 130/30 Equity ETF and Hedgeye Fourth Turning ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 443 on Form N-1A filed on November 5, 2025.

(d)(52)	Form of Sub-Advisory Agreement between Hedgeye Asset Management, LLC and Tidal Investments, LLC on behalf of the Hedgeye 130/30 Equity ETF and Hedgeye Fourth Turning ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 443 on Form N-1A filed on November 5, 2025.

(d)(53)	Advisory Agreement between the Registrant and REX Advisers, LLC on behalf of the REX-Osprey™ BNB +Staking ETF, REX-Osprey™ ADA + Staking ETF, REX-Osprey™ AAVE ETF, REX-Osprey™ ATOM + Staking ETF, REX-Osprey™ AVAX + Staking ETF, REX-Osprey™ BCH ETF, REX-Osprey™ CRO + Staking ETF, REX-Osprey™ DOT + Staking ETF, REX-Osprey™ ENA ETF, REX-Osprey™ HBAR ETF, REX-Osprey™ HYPE + Staking ETF, REX-Osprey™ INJ + Staking ETF, REX-Osprey™ LINK ETF, REX-Osprey™ LTC ETF, REX-Osprey™ NEAR + Staking ETF, REX-Osprey™ OKB ETF, REX-Osprey™ SEI + Staking ETF, REX-Osprey™ SUI + Staking ETF, REX-Osprey™ TAO + Staking ETF, REX-Osprey™ TRX + Staking ETF, REX-Osprey™ UNI ETF, REX-Osprey™ XLM ETF, REX-OspreyTM Top 10 Crypto Index ETF, REX-OspreyTM Top 10 Ex-BTC Crypto Index ETF, REX-OspreyTM Top 10 Capped Weightings Crypto Index ETF, REX-OspreyTM Crypto Yield ETF, and REX-OspreyTM Canton Coin ETF *

(d)(54)	Advisory Agreement between the Registrant and Applied Finance Advisors, LLC on behalf of the Applied Finance IVS US SMID ETF, Applied Finance IVS International Large ETF and Applied Finance IVS International SMID ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 475 on Form N-1A filed on November 25, 2025.

(d)(55)	Sub-Advisory Agreement between Applied Finance Advisors, LLC and Tidal Investments, LLC on behalf of the Applied Finance IVS US SMID ETF, Applied Finance IVS International Large ETF and Applied Finance IVS International SMID ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 475 on Form N-1A filed on November 25, 2025.

(d)(56)	Advisory Agreement between the Registrant and Framework Digital Advisors LLC on behalf of the GSR Digital Assets Treasury Companies ETF, GSR Ethereum Staking Opportunity ETF, GSR Crypto StakingMax ETF, GSR Crypto Core3 ETF, and GSR Ethereum YieldEdge ETF (the “GSR Crypto ETFs”) *

(d)(57)	Advisory Agreement between the Registrant and Highland Capital Management, LLC on behalf of the Argent Large Cap Growth ETF and the Argent Large Cap Value ETF *

(d)(58)	Sub-Advisory Agreement between Highland Capital Management, LLC and Tidal Investments, LLC on behalf of the Argent Large Cap Growth ETF and the Argent Large Cap Value ETF *

(d)(59)	Sub-Advisory Agreement between Framework Digital Advisors LLC and Tuttle Capital Management, LLC on behalf of the GSR Crypto ETFs *

(d)(60)	Amended Investment Advisory Agreement between the Registrant and Tuttle Capital Management, LLC on behalf of the T-REX 2X Long GRNY Daily Target ETF, T-REX 2X Long APH Daily Target ETF, T-REX 2X Long BREA Daily Target ETF, T-REX 2X Long DEFT Daily Target ETF, T-REX 2X Long FLGC Daily Target ETF, T-REX 2X Long HIVE Daily Target ETF, T-REX 2X Long HOLO Daily Target ETF, T-REX 2X Long HSDT Daily Target ETF, T-REX 2X Long NAKA Daily Target ETF, T-REX 2X Long NXTT Daily Target ETF, T-REX 2X Long SRFM Daily Target ETF, T-REX 2X Long STSS Daily Target ETF, T-REX 2X Long UI Daily Target ETF, Tuttle Capital Permanent Portfolio 2.0 ETF, TSPY Lift ETF, TDAQ Lift ETF, T-REX 2X Long AQMS Daily Target ETF, T-REX 2X Long AREC Daily Target ETF, T-REX 2X Long BLBX Daily Target ETF, T-REX 2X Inverse BMNR Daily Target ETF, T-REX 2X Long FTEL Daily Target ETF, T-REX 2X Long IDR Daily Target ETF, T-REX 2X Long ONDS Daily Target ETF, T-REX 2X Long PC Daily Target ETF, T-REX 2X Long PCH Daily Target ETF, T-REX 2X Long PGY Daily Target ETF, T-REX 2X Long PL Daily Target ETF, T-REX 2X Long TBH Daily Target ETF, T-REX 2X Long TMQ Daily Target ETF, T-REX 2X Long UEC Daily Target ETF, T-REX 2X Long USAR Daily Target ETF, T-REX 2X Long UUU Daily Target ETF, T-REX 2X Long ZIM Daily Target ETF, T-REX 2X Long ABAT Daily Target ETF, T-REX 2X Long ALB Daily Target ETF, T-REX 2X Long BTG Daily Target ETF, T-REX 2X Long BITF Daily Target ETF, T-REX 2X Long CRML Daily Target ETF, T-REX 2X Long DVLT Daily Target ETF, T-REX 2X Long ENVX Daily Target ETF, T-REX 2X Long GSIT Daily Target ETF, T-REX 2X Long LAC Daily Target ETF, T-REX 2X Long LAES Daily Target ETF, T-REX 2X Long LYSDY Daily Target ETF, T-REX 2X Long NAVN Daily Target ETF, T-REX 2X Long QSI Daily Target ETF, Tuttle Capital MSTR Crypto Blast ETF, Tuttle Capital NVDA Crypto Blast ETF, Tuttle Capital COIN Crypto Blast ETF, Tuttle Capital TSLA Crypto Blast ETF, Tuttle Capital PLTR Crypto Blast ETF, Tuttle Capital HOOD Crypto Blast ETF, T-REX 2X Long INFQ Daily Target ETF, and T-REX 2X Long GPCR Daily Target ETF, T-REX 2X Long IWC Daily Target ETF, T-REX 2X Long LITE Daily Target ETF, T-REX 2X Long PAAS Daily Target ETF, T-REX 2X Long SNDK Daily Target ETF, T-REX 2X Long WLTH Daily Target ETF, and T-REX 2X Long WVE Daily Target ETF *

(d)(61)	Advisory Agreement between the Registrant and REX Advisers, LLC on behalf of the T-REX 3X Long AAPL Daily Target ETF, T-REX 3X Long ALAB Daily Target ETF, T-REX 3X Long AMD Daily Target ETF, T-REX 3X Long AMNZ Daily Target ETF, T-REX 3X Long APP Daily Target ETF, T-REX 3X Long ARKK Daily Target ETF, T-REX 3X Long ASTS Daily Target ETF, T-REX 3X Long AVGO Daily Target ETF, T-REX 3X Long BABA Daily Target ETF, T-REX 3X Long BMNR Daily Target ETF, T-REX 3X Long BRKB Daily Target ETF, T-REX 3X Long COIN Daily Target ETF, T-REX 3X Long CRCL Daily Target ETF, T-REX 3X Long CRWD Daily Target ETF, T-REX 3X Long CRWV Daily Target ETF, T-REX 3X Long DJT Daily Target ETF, T-REX 3X Long ETHA Daily Target ETF, T-REX 3X Long GLXY Daily Target ETF, T-REX 3X Long GME Daily Target ETF, T-REX 3X Long GOOG Daily Target ETF, T-REX 3X Long HIMS Daily Target ETF, T-REX 3X Long HOOD Daily Target ETF, T-REX 3X Long IBIT Daily Target ETF, T-REX 3X Long INTC Daily Target ETF, T-REX 3X Long IONQ Daily Target ETF, T-REX 3X Long LLY Daily Target ETF, T-REX 3X Long MARA Daily Target ETF, T-REX 3X Long META Daily Target ETF, T-REX 3X Long MRVL Daily Target ETF, T-REX 3X Long MSFT Daily Target ETF, T-REX 3X Long MSTR Daily Target ETF, T-REX 3X Long MU Daily Target ETF, T-REX 3X Long NBIS Daily Target ETF, T-REX 3X Long NFLX Daily Target ETF, T-REX 3X Long NVDA Daily Target ETF, T-REX 3X Long NVO Daily Target ETF, T-REX 3X Long OKLO Daily Target ETF, T-REX 3X Long ORCL Daily Target ETF, T-REX 3X Long PLTR Daily Target ETF, T-REX 3X Long PYPL Daily Target ETF, T-REX 3X Long QBTS Daily Target ETF, T-REX 3X Long QUBT Daily Target ETF, T-REX 3X Long RDDT Daily Target ETF, T-REX 3X Long RGTI Daily Target ETF, T-REX 3X Long RIOT Daily Target ETF, T-REX 3X Long RKLB Daily Target ETF, T-REX 3X Long SLV Daily Target ETF, T-REX 3X Long SMCI Daily Target ETF, T-REX 3X Long SMR Daily Target ETF, T-REX 3X Long SOFI Daily Target ETF, T-REX 3X Long SOUN Daily Target ETF, T-REX 3X Long TEM Daily Target ETF, T-REX 3X Long TSLA Daily Target ETF, T-REX 3X Long TSM Daily Target ETF, T-REX 3X Long UBER Daily Target ETF, T-REX 3X Long UNH Daily Target ETF, T-REX 3X Long UPST Daily Target ETF, T-REX 3X Long MAGS Daily Target ETF, T-REX 3X Long GRNY Daily Target ETF (the “T-REX 3X ETFs”) *

(d)(62)	Sub- Advisory Agreement between REX Advisers, LLC and Tuttle Capital Management, LLC on behalf of the T-REX 3X ETFs *

(d)(63)	Sub-Advisory Agreement between the Tuttle Capital Management, LLC and Tapp Finance, Inc. on behalf of the TSPY Lift ETF and TDAQ Lift ETF *

(d)(64)	Advisory Agreement between the Registrant and Hedgeye Asset Management, LLC on behalf of the Hedgeye Brightside Family Office ETF.*

(d)(65)	Sub-Advisory Agreement between Hedgeye Asset Management, LLC and Brightside Capital USA Advisors Corp. on behalf of the Hedgeye Brightside Family Office ETF.*

(d)(66)	Sub-Advisory Agreement between Hedgeye Asset Management, LLC and Tidal Investments, LLC on behalf of the Hedgeye Brightside Family Office ETF.*

(d)(66)	Advisory Agreement between the Registrant and Ai Funds, Inc. on behalf of the Ai Funds High Conviction US Equity AI-Managed ETF, Ai Funds Multi Crypto Coin AI-Managed ETF and Ai Funds Downside Defense AI-Managed ETF.*

(d)(67)	Sub-Advisory Agreement between Ai Funds, Inc. and Milliman Financial Risk Management, LLC on behalf of the Ai Funds High Conviction US Equity AI-Managed ETF and Ai Funds Downside Defense AI-Managed ETF.*

(d)(68)	Sub-Advisory Agreement between Ai Funds, Inc. and Tuttle Capital Management, LLC on behalf of the Ai Funds Multi Crypto Coin AI-Managed ETF.*

(e)(1)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(e)(2)	First Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the American Conservative Values ETF, the American Conservative Values Small-Cap ETF and the Real Asset Strategies ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(e)(3)	Third Amendment to the Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Funds in the Trust is herein incorporated by reference from the Registrant’s Post-Effective No. 19 on Form N-1A filed on October 12, 2021.

(e)(4)	ETF Distribution Agreement between Registrant and Foreside Fund Services, LLC on behalf of the Funds in the Trust is herein incorporated by reference from Registrant’s Post-Effective No 30 on Form N-1A filed on September 1, 2022.

(e)(5)	Fourth Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Kingsbarn Dividend Opportunity ETF is herein incorporated by reference from the Registrant’s Post-Effective No. 44 on Form N-1A filed on March 17, 2023.

(e)(6)	Sixth Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Tuttle Capital 2X DBMF ETF, T-REX 2X Long Tesla Daily Target ETF, T-REX 2X Inverse Tesla Daily Target ETF, T-REX 2X Long NVIDIA Daily Target ETF, T-REX 2X Inverse NVIDIA Daily Target ETF LAFFER|TENGLER Equity Income ETF, the REX ETFs and the REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(e)(7)	Seventh Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Tuttle Capital Daily 2X Inverse Regional Banks ETF, Tuttle Capital Daily 2X Long AI ETF, the Tuttle Capital Daily 2X Inverse AI ETF, Brendan Wood TopGun ETF, IDX Dynamic Fixed Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.

(e)(8)	Eighth Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of T-REX 2X Long Apple Daily Target ETF, T-REX 2X Inverse Apple Daily Target ETF, T-REX 2X Long Alphabet Daily Target ETF, T-REX 2X Inverse Alphabet Daily Target ETF, T-REX 2X Long Microsoft Daily Target ETF, T-REX 2X Inverse Microsoft Daily Target ETF, TappAlpha SPY Growth & Daily Income ETF and TappAlpha Innovation 100 Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 120 on Form N-1A filed on January 8, 2024.

(e)(9)	Ninth Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the REX AI Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 138 on Form N-1A filed on May 21, 2024.

(e)(10)	Eleventh Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of SMI 3Fourteen Full-Cycle Trend ETF, Tuttle Capital Congressional Trading ETF, T-REX 2X LONG GME DAILY TARGET ETF, T-REX 2X LONG HOOD DAILY TARGET ETF, T-REX 2X LONG DJT DAILY TARGET ETF, T-REX 2X LONG MARA DAILY TARGET ETF, T-REX 2X INVERSE MARA DAILY TARGET ETF, T-REX 2X LONG RBLX DAILY TARGET ETF, T-REX 2X INVERSE PLTR DAILY TARGET ETF, T-REX 2X LONG ARM DAILY TARGET ETF, T-REX 2X LONG SHOP DAILY TARGET ETF, T-REX 2X INVERSE SHOP DAILY TARGET ETF, T-REX 2X INVERSE AMD DAILY TARGET ETF, T-REX 2X LONG NFLX DAILY TARGET ETF, T-REX 2X INVERSE NFLX DAILY TARGET ETF, T-REX 2X INVERSE BA DAILY TARGET ETF, T-REX 2X LONG SNOW DAILY TARGET ETF, T-REX 2X INVERSE SNOW DAILY TARGET ETF, T-REX 2X LONG AVGO DAILY TARGET ETF, T-REX 2X INVERSE AVGO DAILY TARGET ETF, T-REX 2X LONG PANW DAILY TARGET ETF, T-REX 2X INVERSE PANW DAILY TARGET ETF, T-REX 2X LONG TSM DAILY TARGET ETF, T-REX 2X INVERSE TSM DAILY TARGET ETF, T-REX 2X LONG SQ DAILY TARGET ETF, T-REX 2X INVERSE SQ DAILY TARGET ETF, T-REX 2X INVERSE COIN DAILY TARGET ETF, T-REX 2X LONG MSTR DAILY TARGET ETF, and T-REX 2X INVERSE MSTR DAILY TARGET ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 156 on Form N-1A filed on August 9, 2024.

(e)(11)	Twelfth Amendment to ETF Distribution Agreement between Registrant and Foreside Fund Services, LLC on behalf of the Brookmont Catastrophic Bond ETF, Tuttle Option Income ETFs, and the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(e)(13)	Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the REX IncomeMax IBIT Strategy ETF *

(e)(14)	Thirteenth Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Put Write ETFs and the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(e)(15)	Fourteenth Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital TSLA 0DTE Covered Call ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, Tuttle Capital COIN 0DTE Covered Call ETF, Tuttle Capital IBIT 0DTE Covered Call ETF, Opportunistic Trader ETF, REX Bitcoin Corporate Treasury Convertible Bond ETF, Tuttle Capital No Bleed Tail Risk ETF, OTG Latin America ETF, REX Osprey™ ETFs, Hedgeye ETFs, and the OTG Latin America ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(e)(16)	Amendment to the ETF Distribution Agreement between the Registrant and Foreside Funds Services, LLC on behalf of the Tuttle Capital AI Powered ETFs *

(e)(17)	Fifteenth Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Golden Eagle Dynamic Hypergrowth ETF, T-REX 2X Long BYDDY Daily Target ETF, T-REX 2X Long DKNG Daily Target ETF, T-REX 2X Long BULL Daily Target ETF, T-REX 2X Long XXI Daily Target ETF, T-REX 2X Long CRWV Daily Target ETF, T-REX 2X Long SMR Daily Target ETF, T-REX 2X Long CRCL Daily Target ETF, T-REX 2X Long AVAV Daily Target ETF, T-REX 2X Long AFRM Daily Target ETF, T-REX 2X Long ACHR Daily Target ETF, T-REX 2X Long AUR Daily Target ETF, T-REX 2X Long AXON Daily Target ETF, T-REX 2X Long B Daily Target ETF, T-REX 2X Long BBAI Daily Target ETF, T-REX 2X Long BKNG Daily Target ETF, T-REX 2X Long CVNA Daily Target ETF, T-REX 2X Long CEG Daily Target ETF, T-REX 2X Long DDOG Daily Target ETF, T-REX 2X Long WGS Daily Target ETF, T-REX 2X Long DNA Daily Target ETF, T-REX 2X Long KTOS Daily Target ETF, T-REX 2X Long OKLO Daily Target ETF, T-REX 2X Long QUBT Daily Target ETF, T-REX 2X Long RXRX Daily Target ETF, T-REX 2X Long TEM Daily Target ETF, T-REX 2X Long TTD Daily Target ETF, T-REX 2X Long UPXI Daily Target ETF, T-REX 2X Long UPST Daily Target ETF, T-REX 2X Long SOUN Daily Target ETF, T-REX 2X Long SMLR Daily Target ETF, T-REX 2X Long GLXY Daily Target ETF, T-REX 2X Long DOUL Daily Target ETF, T-REX 2X Long GEV Daily Target ETF, T-REX 2X Long HHH Daily Target ETF, Tuttle Capital 1X Inverse Volatility ETF, Tuttle Capital 2X Inverse Volatility ETF, and IDX Alternative FIAT ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 325 on Form N-1A filed on July 28, 2025.

(e)(18)	Sixteenth Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Tuttle Capital Government Grift ETF, T-REX 2X TRON Daily Target ETF, T-REX 2X Long BRR Daily Target ETF, T-REX 2X Long LMND Daily Target ETF, T-REX 2X Long OSCR Daily Target ETF, T-REX 2X Long OUST Daily Target ETF, T-REX 2X Long SPOT Daily Target ETF, T-REX 2X Long SYM Daily Target ETF, T-REX 2X Long RDW Daily Target ETF, T-REX 2X Long UNH Daily Target ETF, T-REX 2X Long VOYG Daily Target ETF, T-REX 2X Long ETOR Daily Target ETF, T-REX 2X Long CHYM Daily Target ETF, T-REX 2X Long BMNR Daily Target ETF, T-REX 2X Long APLD Daily Target ETF, T-REX 2X Inverse CRWV Daily Target ETF, T-REX 2X Inverse CRCL Daily Target ETF, T-REX 2X Long FIG Daily Target ETF, T-REX 2X Long SBET Daily Target ETF, T-REX 2X Long FLY Daily Target ETF, T-REX 2X Inverse FLY Daily Target ETF, T-REX 2X Inverse FIG Daily Target ETF, T-REX 2X Long BLSH Daily Target ETF, T-REX 2X Long STUB Daily Target ETF, T-REX 2X Long MP Daily Target ETF, T-REX 2X Long SRPT Daily Target ETF, T-REX 2X Long CIFR Daily Target ETF, T-REX 2X Long ASTS Daily Target ETF, T-REX 2X Long BTBT Daily Target ETF, T-REX 2X Long WULF Daily Target ETF, T-REX 2X Long QS Daily Target ETF, T-REX 2X Inverse BLSH Daily Target ETF, Tuttle Capital MicroStrategy Income Blast ETF, Tuttle Capital NVIDIA Income Blast ETF, Tuttle Capital Coinbase Income Blast ETF, Tuttle Capital Tesla Income Blast ETF, Tuttle Capital Palantir Income Blast ETF, Tuttle Capital HOOD Income Blast ETF, Tuttle Capital Magnificent 7 Income Blast ETF, Tuttle Capital Meme Stock Income Blast ETF, Tuttle Capital Quantum Computing Income Blast ETF, Tuttle Capital Drone Income Blast ETF, Tuttle Capital Space Industry Income Blast ETF, Tuttle Capital AI Infrastructure Income Blast ETF, Tuttle Capital Nuclear Power Income Blast ETF, Tuttle Capital AI Emerging Leaders Income Blast ETF, Tuttle Capital Crypto Treasury Income Blast ETF, Tuttle Capital AI Healthcare Income Blast ETF, Tuttle Capital Agentic AI Income Blast ETF, Tuttle Capital Emerging Markets AI Income Blast ETF, Tuttle Capital Robotics Income Blast ETF, Tuttle Capital Ethereum Income Blast ETF and Tuttle Capital IBIT Income Blast ETF, Tuttle Capital SOL Income Blast ETF, T-REX 2X Long XRP Daily Target ETF, T-REX 2X Long SOL Daily Target ETF, T-REX 2X Long Trump Daily Target ETF, T-REX 2X Long LTC Daily Target ETF, T-REX 2X Long DOGE Daily Target ETF, T-REX 2X Long Bonk Daily Target ETF, T-REX 2X Long BNB Daily Target ETF, T-REX 2X Long ADA Daily Target ETF, T-REX 2X Long LINK Daily Target ETF, T-REX 2X Long SUI Daily Target ETF, T-REX 2X Long KLAR Daily Target ETF, T-REX 2X Long ASST Daily Target ETF, T-REX 2X Long ABTC Daily Target ETF, T-REX 2X Long BNC Daily Target ETF, T-REX 2X Long BTDR Daily Target ETF, T-REX 2X Long CANG Daily Target ETF, T-REX 2X Long CAVA Daily Target ETF, T-REX 2X Long CELH Daily Target ETF, T-REX 2X Long CHWY Daily Target ETF, T-REX 2X Long CLS Daily Target ETF, T-REX 2X Long CORZ Daily Target ETF, T-REX 2X Long DNUT Daily Target ETF, T-REX 2X Long EMPD Daily Target ETF, T-REX 2X Long EOSE Daily Target ETF, T-REX 2X Long ETHM Daily Target ETF, T-REX 2X Long ETHZ Daily Target ETF, T-REX 2X Long GPRO Daily Target ETF, T-REX 2X Long GTLS Daily Target ETF, T-REX 2X Long ICHR Daily Target ETF, T-REX 2X Long ICLR Daily Target ETF, T-REX 2X Long IREN Daily Target ETF, T-REX 2X Long KSS Daily Target ETF, T-REX 2X Long MBLY Daily Target ETF, T-REX 2X Long MEIP Daily Target ETF, T-REX 2X Long NVTS Daily Target ETF, T-REX 2X Long OPEN Daily Target ETF, T-REX 2X Long POOL Daily Target ETF, T-REX 2X Long PTON Daily Target ETF, T-REX 2X Long SUIG Daily Target ETF, T-REX 2X Long TMUS Daily Target ETF, T-REX 2X Long TONX Daily Target ETF, T-REX 2X Long VEEV Daily Target ETF, T-REX 2X Long DFDV Daily Target ETF, T-REX 2X Long FIGR Daily Target ETF, T-REX 2X Long FMCC Daily Target ETF, T-REX 2X Long FNMA Daily Target ETF, T-REX 2X Long FORD Daily Target ETF, T-REX 2X Long OCTO Daily Target ETF, T-REX 2X Long VKTX Daily Target ETF, Brookmont Dividend Growth ETF, AQE Core Equity ETF, Hedgeye 130/30 Equity ETF, Hedgeye Fourth Turning ETF, REX-Osprey™ BNB +Staking ETF, Applied Finance IVS SMID ETF, Applied Finance IVS International Large ETF, Applied Finance IVS International Small ETF, Argent Large Cap Growth ETF, Argent Large Cap Value ETF, REX-Osprey™ BNB +Staking ETF, REX-Osprey™ ADA + Staking ETF, REX-Osprey™ AAVE ETF, REX-Osprey™ ATOM + Staking ETF, REX-Osprey™ AVAX + Staking ETF, REX-Osprey™ BCH ETF, REX-Osprey™ CRO + Staking ETF, REX-Osprey™ DOT + Staking ETF, REX-Osprey™ ENA ETF, REX-Osprey™ HBAR ETF, REX-Osprey™ HYPE + Staking ETF, REX-Osprey™ INJ + Staking ETF, REX-Osprey™ LINK ETF, REX-Osprey™ LTC ETF, REX-Osprey™ NEAR + Staking ETF, REX-Osprey™ OKB ETF, REX-Osprey™ SEI + Staking ETF, REX-Osprey™ SUI + Staking ETF, REX-Osprey™ TAO + Staking ETF, REX-Osprey™ TRX + Staking ETF, REX-Osprey™ UNI ETF, REX-Osprey™ XLM ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 433 on Form N-1A filed on October 27, 2025.

(e)(19)	Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the GSR Crypto ETFs, T-REX 2X Long GRNY Daily Target ETF, T-REX 2X Long APH Daily Target ETF, T-REX 2X Long BREA Daily Target ETF, T-REX 2X Long DEFT Daily Target ETF, T-REX 2X Long FLGC Daily Target ETF, T-REX 2X Long HIVE Daily Target ETF, T-REX 2X Long HOLO Daily Target ETF, T-REX 2X Long HSDT Daily Target ETF, T-REX 2X Long NAKA Daily Target ETF, T-REX 2X Long NXTT Daily Target ETF, T-REX 2X Long SRFM Daily Target ETF, T-REX 2X Long STSS Daily Target ETF, T-REX 2X Long UI Daily Target ETF, T-REX 3X ETFs, Tuttle Capital Permanent Portfolio 2.0 ETF, TSPY Lift ETF, TDAQ Lift ETF, T-REX 2X Long AQMS Daily Target ETF, T-REX 2X Long AREC Daily Target ETF, T-REX 2X Long BLBX Daily Target ETF, T-REX 2X Inverse BMNR Daily Target ETF, T-REX 2X Long FTEL Daily Target ETF, T-REX 2X Long IDR Daily Target ETF, T-REX 2X Long ONDS Daily Target ETF, T-REX 2X Long PC Daily Target ETF, T-REX 2X Long PCH Daily Target ETF, T-REX 2X Long PGY Daily Target ETF, T-REX 2X Long PL Daily Target ETF, T-REX 2X Long TBH Daily Target ETF, T-REX 2X Long TMQ Daily Target ETF, T-REX 2X Long UEC Daily Target ETF, T-REX 2X Long USAR Daily Target ETF, T-REX 2X Long UUU Daily Target ETF, T-REX 2X Long ZIM Daily Target ETF, T-REX 2X Long ABAT Daily Target ETF, T-REX 2X Long ALB Daily Target ETF, T-REX 2X Long BTG Daily Target ETF, T-REX 2X Long BITF Daily Target ETF, T-REX 2X Long CRML Daily Target ETF, T-REX 2X Long DVLT Daily Target ETF, T-REX 2X Long ENVX Daily Target ETF, T-REX 2X Long GSIT Daily Target ETF, T-REX 2X Long LAC Daily Target ETF, T-REX 2X Long LAES Daily Target ETF, T-REX 2X Long LYSDY Daily Target ETF, T-REX 2X Long NAVN Daily Target ETF, T-REX 2X Long QSI Daily Target ETF, REX-OspreyTM Top 10 Crypto Index ETF, REX-OspreyTM Top 10 Ex-BTC Crypto Index ETF, REX-OspreyTM Top 10 Capped Weightings Crypto Index ETF, REX-OspreyTM Crypto Yield ETF, Tuttle Capital MSTR Crypto Blast ETF, Tuttle Capital NVDA Crypto Blast ETF, Tuttle Capital COIN Crypto Blast ETF, Tuttle Capital TSLA Crypto Blast ETF, Tuttle Capital PLTR Crypto Blast ETF, Tuttle Capital HOOD Crypto Blast ETF, and T-REX 2X Long INFQ Daily Target ETF, REX-OspreyTM Canton Coin ETF, and T-REX 2X Long GPCR Daily Target ETF, T-REX 2X Long IWC Daily Target ETF, T-REX 2X Long LITE Daily Target ETF, T-REX 2X Long PAAS Daily Target ETF, T-REX 2X Long SNDK Daily Target ETF, T-REX 2X Long WLTH Daily Target ETF, T-REX 2X Long WVE Daily Target ETF, Hedgeye Brightside Family Office ETF, Ai Funds High Conviction US Equity AI-Managed ETF, Ai Funds Multi Crypto Coin AI-Managed ETF and Ai Funds Downside Defense AI-Managed ETF.*

(e)(20)	Form of Authorized Participant Agreement with Foreside Fund Services, LLC is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(f)	Not applicable.

(g)(1)	Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(g)(2)	Amendment No. 1 to the Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(g)(3)	Amendment No. 4 to the Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed on July 20, 2021.

(g)(4)	Amendment No. 5 to the Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Formidable ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed on July 20, 2021.

(g)(5)	Amendment No. 6 to the Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective No. 19 on Form N-1A filed on October 12, 2021.

(g)(6)	Amendment No. 7 to the Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the WealthTrust DBS Long Term Growth ETF and the UBC Algorithmic Fundamentals ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed November 23, 2021.

(g)(7)	Amendment No. 8 to the Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 26 on Form N-1A filed on March 24, 2022.

(g)(8)

Amendment to the Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Kingsbarn Dividend Opportunity ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed on March 30, 2023.

(g)(9)	Amendment to Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Tuttle Capital 2X DBMF ETF, T-REX 2X Long Tesla Daily Target ETF, T-REX 2X Inverse Tesla Daily Target ETF, T-REX 2X Long NVIDIA Daily Target ETF, T-REX 2X Inverse NVIDIA Daily Target ETF LAFFER|TENGLER Equity Income ETF, the REX ETFs and the REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(g)(10)

Amendment to Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Tuttle Capital Daily 2X Inverse Regional Banks ETF, Tuttle Capital Daily 2X Long AI ETF, the Tuttle Capital Daily 2X Inverse AI ETF, Brendan Wood TopGun ETF, IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.

(g)(11)	Amendment to Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of T-REX 2X Long Apple Daily Target ETF, T-REX 2X Inverse Apple Daily Target ETF, T-REX 2X Long Alphabet Daily Target ETF, T-REX 2X Inverse Alphabet Daily Target ETF, T-REX 2X Long Microsoft Daily Target ETF and T-REX 2X Inverse Microsoft Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 120 on Form N-1A filed on January 8, 2024.

(g)(12)	Amendment to Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of TappAlpha Innovation 100 Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 121 on Form N-1A filed on January 23, 2024.

(g)(13)

Amendment to Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the REX AI Equity Premium Income ETF, and SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 138 on Form N-1A filed on May 21, 2024.

(g)(14)

Amendment to Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Tuttle Capital Congressional Trading ETF and the T-REX 2X Hedge ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 170 on Form N-1A filed on September 23, 2024.

(g)(15)	Amendment to Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Brookmont Catastrophic Bond ETF and the Tuttle Option Income ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(g)(16)	ETF Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the TappAlpha SPY Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 166 on Form N-1A filed on September 13, 2024.

(g)(17)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the TappAlpha SPY Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 166 on Form N-1A filed on September 13, 2024.

(g)(18)	Amendment to Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(g)(19)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(g)(20)	Amendment to Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the REX IncomeMax IBIT Strategy ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(g)(21)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX IncomeMax IBIT Strategy ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(g)(22)	Amendment to Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the SMI 3Fourteen REAL Asset Allocation ETF, Tuttle Capital MSTR Put Write ETF, Tuttle Capital QQQ Put Write ETF, and the T-REX 2X HOOD Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(g)(23)	Amendment to Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the Put Write ETFs *

(g)(24)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the SMI 3Fourteen REAL Asset Allocation ETF, Tuttle Capital MSTR Put Write ETF, Tuttle Capital QQQ Put Write ETF, and the T-REX 2X HOOD Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(g)(25)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Put Write ETFs *

(g)(26)	Amendment to Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the REX Bitcoin Corporate Treasury Convertible Bond ETF, T-REX 2X Long DJT Daily Target ETF, T-REX 2X Long ARM Daily Target ETF, T-REX 2X Long RBLX Daily Target ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, and the Tuttle Capital TSLA 0DTE Covered Call ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(g)(27)	Amendment to the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX Bitcoin Corporate Treasury Convertible Bond ETF, T-REX 2X Long DJT Daily Target ETF, T-REX 2X Long ARM Daily Target ETF, T-REX 2X Long RBLX Daily Target ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, and the Tuttle Capital TSLA 0DTE Covered Call ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(g)(28)	Amendment to Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Opportunistic Trader ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 258 on Form N-1A filed on April 30, 2025.

(g)(29)	Amendment to Custody Agreement between the Registrant and [_______] on behalf of the Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, and Tuttle Capital COIN 0DTE Covered Call ETF, *

(g)(30)	Amendment to the Transfer Agent Servicing Agreement between the Registrant and [_______] on behalf of the Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, Tuttle Capital COIN 0DTE Covered Call ETF, and Tuttle Capital IBIT 0DTE Covered Call ETF *

(g)(31)	Amendment to the Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the REX-OspreyTM ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(g)(32)	Amendment to the Transfer Agent Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX-OspreyTM ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(g)(33)	Master Custody Service Agreement between the Registrant and Anchorage Digital Bank N.A. on behalf of the REX-Osprey™ SOL +Staking ETF and REX-Osprey™ ETH +Staking ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 303 on Form N-1A filed on June 27, 2025.

(g)(34)	Amendment to the Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the AQE Core ETF, Hedgeye 130/30 Equity ETF, Hedgeye Fourth Turning ETF, T-REX 2X Long DOGE Daily Target ETF, T-REX 2X Long SBET Daily Target ETF, T-REX 2X Long Solana Daily Target ETF, and T-REX 2X Long SUI Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 422 on Form N-1A filed on October 15, 2025.

(g)(35)	Amendment to the Transfer Agent Services Agreement between the Registrant and AQE Core ETF, Hedgeye 130/30 Equity ETF, Hedgeye Fourth Turning ETF, T-REX 2X Long DOGE Daily Target ETF, T-REX 2X Long SBET Daily Target ETF, T-REX 2X Long Solana Daily Target ETF, and T-REX 2X Long SUI Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 422 on Form N-1A filed on October 15, 2025.

(g)(36)	Amendment to the Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the Tuttle Capital AI in Healthcare ETF, Tuttle Capital DeepSeek Global AI Innovation and Disruption ETF, Tuttle Capital Quantum Computing AI Powered Covered Call ETF, T-REX 2X Long SNOW Daily Target ETF, and T-REX 2X Long GME Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 258 on Form N-1A filed on April 30, 2025.

(g)(37)	Amendment to Custody Agreement between the Registrant and [_____] on behalf of the T-REX 2X Long XRP Daily Target ETF, T-REX 2X Long Trump Daily Target ETF, T-REX 2X Long LTC Daily Target ETF, T-REX 2X Long Bonk Daily Target ETF, T-REX 2X Long BNB Daily Target ETF, T-REX 2X Long ADA Daily Target ETF, T-REX 2X Long LINK Daily Target ETF, Tuttle Capital Agentic AI ETF, Tuttle Capital AI Power Generation ETF, Tuttle Capital Drone Industry AI Powered ETF, Tuttle Capital Quantum Computing AI Powered ETF, and Tuttle Capital UFO Disclosure AI Powered ETF *

(g)(38)	Amendment to the Transfer Agent Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Tuttle Capital AI in Healthcare ETF, Tuttle Capital DeepSeek Global AI Innovation and Disruption ETF, Tuttle Capital Quantum Computing AI Powered Covered Call ETF, T-REX 2X Long SNOW Daily Target ETF, and T-REX 2X Long GME Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 258 on Form N-1A filed on April 30, 2025.

(g)(39)	Amendment to the Transfer Agent Services Agreement between the Registrant and [___]on behalf of the T-REX 2X Long XRP Daily Target ETF, T-REX 2X Long Trump Daily Target ETF, T-REX 2X Long LTC Daily Target ETF, T-REX 2X Long Bonk Daily Target ETF, T-REX 2X Long BNB Daily Target ETF, T-REX 2X Long ADA Daily Target ETF, T-REX 2X Long LINK Daily Target ETF, Tuttle Capital Agentic AI ETF, Tuttle Capital AI Power Generation ETF, Tuttle Capital Drone Industry AI Powered ETF, Tuttle Capital Quantum Computing AI Powered ETF, and Tuttle Capital UFO Disclosure AI Powered ETF *

(g)(40)	Amendment to Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the OTG Latin America ETF, Hedgeye Quality Growth ETF, Hedgeye Capital Allocation ETF, REX-Osprey MOVE ETF, and the Tuttle Capital No Bleed Tail Risk ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(g)(41)	Amendment to the Transfer Agent and Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the OTG Latin America ETF, Hedgeye Quality Growth ETF, Hedgeye Capital Allocation ETF, REX-Osprey MOVE ETF, and the Tuttle Capital No Bleed Tail Risk ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(g)(42)	Amendment to Custody Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long DKNG Daily Target ETF, T-REX 2X Long BULL Daily Target ETF, T-REX 2X Long XXI Daily Target ETF, T-REX 2X Long CRWV Daily Target ETF, and T-REX 2X Long SMR Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(g)(43)	Amendment to the Transfer Agent Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long DKNG Daily Target ETF, T-REX 2X Long BULL Daily Target ETF, T-REX 2X Long XXI Daily Target ETF, T-REX 2X Long CRWV Daily Target ETF, and T-REX 2X Long SMR Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(g)(44)	Amendment to the Custody Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long CRCL Daily Target ETF herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 338 on Form N-1A filed on August 6, 2025.

(g)(45)	Amendment to the Transfer Agent Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long CRCL Daily Target ETF herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 338 on Form N-1A filed on August 6, 2025.

(g)(46)	Amendment to the Custody Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Tuttle Capital IBIT 0DTE Covered Call ETF, T-REX 2X Long AFRM Daily Target ETF, T-REX 2X Long AXON Daily Target ETF, T-REX 2X Long BBAI Daily Target ETF, T-REX 2X Long BKNG Daily Target ETF, T-REX 2X Long KTOS Daily Target ETF, T-REX 2X Long TTD Daily Target ETF, T-REX 2X Long UPXI Daily Target ETF, T-REX 2X Long OSCR Daily Target ETF, T-REX 2X Long SPOT Daily Target ETF, T-REX 2X Inverse CRWV Daily Target ETF, T-REX 2X Inverse CRCL Daily Target ETF, and Tuttle Capital Government Grift ETF herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 365 on Form N-1A filed on August 29, 2025.

(g)(47)	Amendment to the Custody Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long AVAV Daily Target ETF, T-REX 2X Long ACHR Daily Target ETF, T-REX 2X Long AUR Daily Target ETF, T-REX 2X Long B Daily Target ETF, T-REX 2X Long CVNA Daily Target ETF, T-REX 2X Long CEG Daily Target ETF, T-REX 2X Long DDOG Daily Target ETF, T-REX 2X Long WGS Daily Target ETF, T-REX 2X Long DNA Daily Target ETF, T-REX 2X Long OKLO Daily Target ETF, T-REX 2X Long QUBT Daily Target ETF, T-REX 2X Long RXRX Daily Target ETF, T-REX 2X Long TEM Daily Target ETF, T-REX 2X Long UPST Daily Target ETF, T-REX 2X Long SOUN Daily Target ETF, T-REX 2X Long SMLR Daily Target ETF, T-REX 2X Long DOUL Daily Target ETF, T-REX 2X Long GEV Daily Target ETF, T-REX 2X Long HHH Daily Target ETF, Tuttle Capital MSTR Income Blast ETF, Tuttle Capital Coinbase Income Blast ETF, and Tuttle Capital HOOD Income Blast ETF *

(g)(48)	Amendment to the Transfer Agent Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long AVAV Daily Target ETF, T-REX 2X Long ACHR Daily Target ETF, T-REX 2X Long AUR Daily Target ETF, T-REX 2X Long B Daily Target ETF, T-REX 2X Long CVNA Daily Target ETF, T-REX 2X Long CEG Daily Target ETF, T-REX 2X Long DDOG Daily Target ETF, T-REX 2X Long WGS Daily Target ETF, T-REX 2X Long DNA Daily Target ETF, T-REX 2X Long OKLO Daily Target ETF, T-REX 2X Long QUBT Daily Target ETF, T-REX 2X Long RXRX Daily Target ETF, T-REX 2X Long TEM Daily Target ETF, T-REX 2X Long UPST Daily Target ETF, T-REX 2X Long SOUN Daily Target ETF, T-REX 2X Long SMLR Daily Target ETF, T-REX 2X Long DOUL Daily Target ETF, T-REX 2X Long GEV Daily Target ETF, T-REX 2X Long HHH Daily Target ETF, Tuttle Capital MSTR Income Blast ETF, Tuttle Capital Coinbase Income Blast ETF, and Tuttle Capital HOOD Income Blast ETF *

(g)(49)	Amendment to the Transfer Agent Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Tuttle Capital IBIT 0DTE Covered Call ETF, T-REX 2X Long AFRM Daily Target ETF, T-REX 2X Long AXON Daily Target ETF, T-REX 2X Long BBAI Daily Target ETF, T-REX 2X Long BKNG Daily Target ETF, T-REX 2X Long KTOS Daily Target ETF, T-REX 2X Long TTD Daily Target ETF, T-REX 2X Long UPXI Daily Target ETF, T-REX 2X Long OSCR Daily Target ETF, T-REX 2X Long SPOT Daily Target ETF, T-REX 2X Inverse CRWV Daily Target ETF, T-REX 2X Inverse CRCL Daily Target ETF, and Tuttle Capital Government Grift ETF herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 365 on Form N-1A filed on August 29, 2025.

(g)(50)	Amendment to the Custody Agreement between the Registrant and [_____] on behalf of the Tuttle Capital 1X Inverse Volatility ETF, Tuttle Capital 2X Inverse Volatility ETF, T-REX 2X Long BYDDY Daily Target ETF, T-REX 2X TRON Daily Target ETF, T-REX 2X Long BRR Daily Target ETF, T-REX 2X Long LMND Daily Target ETF, T-REX 2X Long OUST Daily Target ETF, T-REX 2X Long SYM Daily Target ETF, T-REX 2X Long RDW Daily Target ETF, T-REX 2X Long UNH Daily Target ETF, T-REX 2X Long VOYG Daily Target ETF, T-REX 2X Long CHYM Daily Target ETF, T-REX 2X Long APLD Daily Target ETF, T-REX 2X Long FIG Daily Target ETF, T-REX 2X Long FLY Daily Target ETF, T-REX 2X Inverse FLY Daily Target ETF, T-REX 2X Inverse FIG Daily Target ETF, T-REX 2X Long BLSH Daily Target ETF, T-REX 2X Long STUB Daily Target ETF, T-REX 2X Long MP Daily Target ETF, T-REX 2X Long SRPT Daily Target ETF, T-REX 2X Long ASTS Daily Target ETF, T-REX 2X Long WULF Daily Target ETF, T-REX 2X Long QS Daily Target ETF, T-REX 2X Inverse BLSH Daily Target ETF, Tuttle Capital Quantum Computing Income Blast ETF, Tuttle Capital Drone Income Blast ETF, Tuttle Capital Space Industry Income Blast ETF, Tuttle Capital AI Infrastructure Income Blast ETF, Tuttle Capital Nuclear Power Income Blast ETF, Tuttle Capital AI Emerging Leaders Income Blast ETF, Tuttle Capital Crypto Treasury Income Blast ETF, Tuttle Capital AI Healthcare Income Blast ETF, Tuttle Capital Agentic AI Income Blast ETF, Tuttle Capital Emerging Markets AI Income Blast ETF, Tuttle Capital Robotics Income Blast ETF, Tuttle Capital Ethereum Income Blast ETF and Tuttle Capital IBIT Income Blast ETF, Tuttle Capital SOL Income Blast ETF, Tuttle Capital XRP Income Blast ETF, Tuttle Capital DOGE Income Blast ETF, Tuttle Capital Cardano Income Blast ETF, Tuttle Capital Chainlink Income Blast ETF, Tuttle Capital BNB Income Blast ETF, Tuttle Capital AVAX Income Blast ETF, Tuttle Capital Bonk Income Blast ETF, Tuttle Capital Litecoin Income Blast ETF, Tuttle Capital SUI Income Blast ETF, T-REX 2X Long KLAR Daily Target ETF, T-REX 2X Long ASST Daily Target ETF, T-REX 2X Long ABTC Daily Target ETF, T-REX 2X Long BNC Daily Target ETF, T-REX 2X Long BTDR Daily Target ETF, T-REX 2X Long CANG Daily Target ETF, T-REX 2X Long CAVA Daily Target ETF, T-REX 2X Long CELH Daily Target ETF, T-REX 2X Long CHWY Daily Target ETF, T-REX 2X Long CLS Daily Target ETF, T-REX 2X Long CORZ Daily Target ETF, T-REX 2X Long DNUT Daily Target ETF, T-REX 2X Long EMPD Daily Target ETF, T-REX 2X Long EOSE Daily Target ETF, T-REX 2X Long ETHM Daily Target ETF, T-REX 2X Long ETHZ Daily Target ETF, T-REX 2X Long GPRO Daily Target ETF, T-REX 2X Long GTLS Daily Target ETF, T-REX 2X Long ICHR Daily Target ETF, T-REX 2X Long ICLR Daily Target ETF, T-REX 2X Long IREN Daily Target ETF, T-REX 2X Long KSS Daily Target ETF, T-REX 2X Long MBLY Daily Target ETF, T-REX 2X Long MEIP Daily Target ETF, T-REX 2X Long NVTS Daily Target ETF, T-REX 2X Long OPEN Daily Target ETF, T-REX 2X Long POOL Daily Target ETF, T-REX 2X Long PTON Daily Target ETF, T-REX 2X Long SUIG Daily Target ETF, T-REX 2X Long TMUS Daily Target ETF, T-REX 2X Long TONX Daily Target ETF, T-REX 2X Long VEEV Daily Target ETF, T-REX 2X Long DFDV Daily Target ETF, T-REX 2X Long FIGR Daily Target ETF, T-REX 2X Long FMCC Daily Target ETF, T-REX 2X Long FNMA Daily Target ETF, T-REX 2X Long FORD Daily Target ETF, T-REX 2X Long OCTO Daily Target ETF, T-REX 2X Long VKTX Daily Target ETF, T-REX 2X Long GRNY Daily Target ETF, T-REX 2X Long APH Daily Target ETF, T-REX 2X Long BREA Daily Target ETF, T-REX 2X Long DEFT Daily Target ETF, T-REX 2X Long FLGC Daily Target ETF, T-REX 2X Long HIVE Daily Target ETF, T-REX 2X Long HOLO Daily Target ETF, T-REX 2X Long HSDT Daily Target ETF, T-REX 2X Long NAKA Daily Target ETF, T-REX 2X Long NXTT Daily Target ETF, T-REX 2X Long SRFM Daily Target ETF, T-REX 2X Long STSS Daily Target ETF, T-REX 2X Long UI Daily Target ETF, T-REX 3X ETFs, Tuttle Capital Permanent Portfolio 2.0 ETF, T-REX 2X Long AQMS Daily Target ETF, T-REX 2X Long AREC Daily Target ETF, T-REX 2X Long BLBX Daily Target ETF, T-REX 2X Inverse BMNR Daily Target ETF, T-REX 2X Long FTEL Daily Target ETF, T-REX 2X Long IDR Daily Target ETF, T-REX 2X Long ONDS Daily Target ETF, T-REX 2X Long PC Daily Target ETF, T-REX 2X Long PCH Daily Target ETF, T-REX 2X Long PGY Daily Target ETF, T-REX 2X Long PL Daily Target ETF, T-REX 2X Long TBH Daily Target ETF, T-REX 2X Long TMQ Daily Target ETF, T-REX 2X Long UEC Daily Target ETF, T-REX 2X Long USAR Daily Target ETF, T-REX 2X Long UUU Daily Target ETF, T-REX 2X Long ZIM Daily Target ETF, T-REX 2X Long ABAT Daily Target ETF, T-REX 2X Long ALB Daily Target ETF, T-REX 2X Long BTG Daily Target ETF, T-REX 2X Long BITF Daily Target ETF, T-REX 2X Long CRML Daily Target ETF, T-REX 2X Long DVLT Daily Target ETF, T-REX 2X Long ENVX Daily Target ETF, T-REX 2X Long GSIT Daily Target ETF, T-REX 2X Long LAC Daily Target ETF, T-REX 2X Long LAES Daily Target ETF, T-REX 2X Long LYSDY Daily Target ETF, T-REX 2X Long NAVN Daily Target ETF, T-REX 2X Long QSI Daily Target ETF, Tuttle Capital MSTR Crypto Blast ETF, Tuttle Capital NVDA Crypto Blast ETF, Tuttle Capital COIN Crypto Blast ETF, Tuttle Capital TSLA Crypto Blast ETF, Tuttle Capital PLTR Crypto Blast ETF, Tuttle Capital HOOD Crypto Blast ETF, T-REX 2X Long INFQ Daily Target ETF, and T-REX 2X Long GPCR Daily Target ETF, T-REX 2X Long IWC Daily Target ETF, T-REX 2X Long LITE Daily Target ETF, T-REX 2X Long PAAS Daily Target ETF, T-REX 2X Long SNDK Daily Target ETF, T-REX 2X Long WLTH Daily Target ETF, and T-REX 2X Long WVE Daily Target ETF *

(g)(51)	Amendment to the Transfer Agent Agreement between the Registrant and [_______] on behalf of the Tuttle Capital 1X Inverse Volatility ETF, Tuttle Capital 2X Inverse Volatility ETF, T-REX 2X Long BYDDY Daily Target ETF, T-REX 2X TRON Daily Target ETF, T-REX 2X Long BRR Daily Target ETF, T-REX 2X Long LMND Daily Target ETF, T-REX 2X Long OUST Daily Target ETF, T-REX 2X Long SYM Daily Target ETF, T-REX 2X Long RDW Daily Target ETF, T-REX 2X Long UNH Daily Target ETF, T-REX 2X Long VOYG Daily Target ETF, T-REX 2X Long CHYM Daily Target ETF, T-REX 2X Long APLD Daily Target ETF, T-REX 2X Long FIG Daily Target ETF, T-REX 2X Long FLY Daily Target ETF, T-REX 2X Inverse FLY Daily Target ETF, T-REX 2X Inverse FIG Daily Target ETF, T-REX 2X Long BLSH Daily Target ETF, T-REX 2X Long STUB Daily Target ETF, T-REX 2X Long MP Daily Target ETF, T-REX 2X Long SRPT Daily Target ETF, T-REX 2X Long ASTS Daily Target ETF, T-REX 2X Long WULF Daily Target ETF, T-REX 2X Long QS Daily Target ETF, T-REX 2X Inverse BLSH Daily Target ETF, Tuttle Capital Quantum Computing Income Blast ETF, Tuttle Capital Drone Income Blast ETF, Tuttle Capital Space Industry Income Blast ETF, Tuttle Capital AI Infrastructure Income Blast ETF, Tuttle Capital Nuclear Power Income Blast ETF, Tuttle Capital AI Emerging Leaders Income Blast ETF, Tuttle Capital Crypto Treasury Income Blast ETF, Tuttle Capital AI Healthcare Income Blast ETF, Tuttle Capital Agentic AI Income Blast ETF, Tuttle Capital Emerging Markets AI Income Blast ETF, Tuttle Capital Robotics Income Blast ETF, Tuttle Capital Ethereum Income Blast ETF and Tuttle Capital IBIT Income Blast ETF, Tuttle Capital SOL Income Blast ETF, Tuttle Capital XRP Income Blast ETF, Tuttle Capital DOGE Income Blast ETF, Tuttle Capital Cardano Income Blast ETF, Tuttle Capital Chainlink Income Blast ETF, Tuttle Capital BNB Income Blast ETF, Tuttle Capital AVAX Income Blast ETF, Tuttle Capital Bonk Income Blast ETF, Tuttle Capital Litecoin Income Blast ETF, Tuttle Capital SUI Income Blast ETF. T-REX 2X Long KLAR Daily Target ETF, T-REX 2X Long ASST Daily Target ETF, T-REX 2X Long ABTC Daily Target ETF, T-REX 2X Long BNC Daily Target ETF, T-REX 2X Long BTDR Daily Target ETF, T-REX 2X Long CANG Daily Target ETF, T-REX 2X Long CAVA Daily Target ETF, T-REX 2X Long CELH Daily Target ETF, T-REX 2X Long CHWY Daily Target ETF, T-REX 2X Long CLS Daily Target ETF, T-REX 2X Long CORZ Daily Target ETF, T-REX 2X Long DNUT Daily Target ETF, T-REX 2X Long EMPD Daily Target ETF, T-REX 2X Long EOSE Daily Target ETF, T-REX 2X Long ETHM Daily Target ETF, T-REX 2X Long ETHZ Daily Target ETF, T-REX 2X Long GPRO Daily Target ETF, T-REX 2X Long GTLS Daily Target ETF, T-REX 2X Long ICHR Daily Target ETF, T-REX 2X Long ICLR Daily Target ETF, T-REX 2X Long IREN Daily Target ETF, T-REX 2X Long KSS Daily Target ETF, T-REX 2X Long MBLY Daily Target ETF, T-REX 2X Long MEIP Daily Target ETF, T-REX 2X Long NVTS Daily Target ETF, T-REX 2X Long OPEN Daily Target ETF, T-REX 2X Long POOL Daily Target ETF, T-REX 2X Long PTON Daily Target ETF, T-REX 2X Long SUIG Daily Target ETF, T-REX 2X Long TMUS Daily Target ETF, T-REX 2X Long TONX Daily Target ETF, T-REX 2X Long VEEV Daily Target ETF, T-REX 2X Long DFDV Daily Target ETF, T-REX 2X Long FIGR Daily Target ETF, T-REX 2X Long FMCC Daily Target ETF, T-REX 2X Long FNMA Daily Target ETF, T-REX 2X Long FORD Daily Target ETF, T-REX 2X Long OCTO Daily Target ETF, T-REX 2X Long VKTX Daily Target ETF, T-REX 2X Long GRNY Daily Target ETF, T-REX 2X Long APH Daily Target ETF, T-REX 2X Long BREA Daily Target ETF, T-REX 2X Long DEFT Daily Target ETF, T-REX 2X Long FLGC Daily Target ETF, T-REX 2X Long HIVE Daily Target ETF, T-REX 2X Long HOLO Daily Target ETF, T-REX 2X Long HSDT Daily Target ETF, T-REX 2X Long NAKA Daily Target ETF, T-REX 2X Long NXTT Daily Target ETF, T-REX 2X Long SRFM Daily Target ETF, T-REX 2X Long STSS Daily Target ETF, T-REX 2X Long UI Daily Target ETF, T-REX 3X ETFs, Tuttle Capital Permanent Portfolio 2.0 ETF, T-REX 2X Long AQMS Daily Target ETF, T-REX 2X Long AREC Daily Target ETF, T-REX 2X Long BLBX Daily Target ETF, T-REX 2X Inverse BMNR Daily Target ETF, T-REX 2X Long FTEL Daily Target ETF, T-REX 2X Long IDR Daily Target ETF, T-REX 2X Long ONDS Daily Target ETF, T-REX 2X Long PC Daily Target ETF, T-REX 2X Long PCH Daily Target ETF, T-REX 2X Long PGY Daily Target ETF, T-REX 2X Long PL Daily Target ETF, T-REX 2X Long TBH Daily Target ETF, T-REX 2X Long TMQ Daily Target ETF, T-REX 2X Long UEC Daily Target ETF, T-REX 2X Long USAR Daily Target ETF, T-REX 2X Long UUU Daily Target ETF, T-REX 2X Long ZIM Daily Target ETF, T-REX 2X Long ABAT Daily Target ETF, T-REX 2X Long ALB Daily Target ETF, T-REX 2X Long BTG Daily Target ETF, T-REX 2X Long BITF Daily Target ETF, T-REX 2X Long CRML Daily Target ETF, T-REX 2X Long DVLT Daily Target ETF, T-REX 2X Long ENVX Daily Target ETF, T-REX 2X Long GSIT Daily Target ETF, T-REX 2X Long LAC Daily Target ETF, T-REX 2X Long LAES Daily Target ETF, T-REX 2X Long LYSDY Daily Target ETF, T-REX 2X Long NAVN Daily Target ETF, T-REX 2X Long QSI Daily Target ETF, Tuttle Capital MSTR Crypto Blast ETF, Tuttle Capital NVDA Crypto Blast ETF, Tuttle Capital COIN Crypto Blast ETF, Tuttle Capital TSLA Crypto Blast ETF, Tuttle Capital PLTR Crypto Blast ETF, Tuttle Capital HOOD Crypto Blast ETF, T-REX 2X Long INFQ Daily Target ETF, and T-REX 2X Long GPCR Daily Target ETF, T-REX 2X Long IWC Daily Target ETF, T-REX 2X Long LITE Daily Target ETF, T-REX 2X Long PAAS Daily Target ETF, T-REX 2X Long SNDK Daily Target ETF, T-REX 2X Long WLTH Daily Target ETF, and T-REX 2X Long WVE Daily Target ETF *

(g)(52)	Amendment to Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Golden Eagle Dynamic Hypergrowth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(g)(53)	Amendment to Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the IDX Alternative FIAT ETF, T-REX 2X Long ETOR Daily Target ETF, and T-REX 2X Long GLXY Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(g)(54)	Amendment to the Transfer Agent and Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the IDX Alternative FIAT ETF, T-REX 2X Long ETOR Daily Target ETF, and T-REX 2X Long GLXY Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(g)(55)	Amendment to the Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the TappAlpha Innovation 100 Growth & Daily Income ETF and T-REX 2X BMNR Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(g)(56)	Amendment to the Transfer Agent and Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the TappAlpha Innovation 100 Growth & Daily Income ETF and T-REX 2X BMNR Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(g)(57)	Amendment to Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Brookmont Dividend Growth ETF *

(g)(58)	Amendment to the Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the REX-Osprey™ BNB +Staking ETF, REX-Osprey™ ADA + Staking ETF, REX-Osprey™ AAVE ETF, REX-Osprey™ ATOM + Staking ETF, REX-Osprey™ AVAX + Staking ETF, REX-Osprey™ BCH ETF, REX-Osprey™ CRO + Staking ETF, REX-Osprey™ DOT + Staking ETF, REX-Osprey™ ENA ETF, REX-Osprey™ HBAR ETF, REX-Osprey™ HYPE + Staking ETF, REX-Osprey™ INJ + Staking ETF, REX-Osprey™ LINK ETF, REX-Osprey™ LTC ETF, REX-Osprey™ NEAR + Staking ETF, REX-Osprey™ OKB ETF, REX-Osprey™ SEI + Staking ETF, REX-Osprey™ SUI + Staking ETF, REX-Osprey™ TAO + Staking ETF, REX-Osprey™ TRX + Staking ETF, REX-Osprey™ UNI ETF, and REX-Osprey™ XLM ETF *

(g)(59)	Amendment to the Transfer Agent Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX-Osprey™ BNB +Staking ETF, REX-Osprey™ ADA + Staking ETF, REX-Osprey™ AAVE ETF, REX-Osprey™ ATOM + Staking ETF, REX-Osprey™ AVAX + Staking ETF, REX-Osprey™ BCH ETF, REX-Osprey™ CRO + Staking ETF, REX-Osprey™ DOT + Staking ETF, REX-Osprey™ ENA ETF, REX-Osprey™ HBAR ETF, REX-Osprey™ HYPE + Staking ETF, REX-Osprey™ INJ + Staking ETF, REX-Osprey™ LINK ETF, REX-Osprey™ LTC ETF, REX-Osprey™ NEAR + Staking ETF, REX-Osprey™ OKB ETF, REX-Osprey™ SEI + Staking ETF, REX-Osprey™ SUI + Staking ETF, REX-Osprey™ TAO + Staking ETF, REX-Osprey™ TRX + Staking ETF, REX-Osprey™ UNI ETF, and REX-Osprey™ XLM ETF. *

(g)(60)	Amendment to the Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Applied Finance IVS US SMID ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 475 on Form N-1A filed on November 25, 2025.

(g)(61)	Amendment to the Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the REX-Osprey™ BNB +Staking ETF, Argent Large Cap Growth ETF, Argent Large Cap Value ETF, Applied Finance IVS International Large ETF and Applied Finance IVS International SMID ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 475 on Form N-1A filed on November 25, 2025.

(g)(62)	Amendment to the Transfer Agent and Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX-Osprey™ BNB +Staking ETF, Argent Large Cap Growth ETF, Argent Large Cap Value ETF, Applied Finance IVS International Large ETF and Applied Finance IVS International SMID ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 475 on Form N-1A filed on November 25, 2025.

(g)(63)	Amendment to the Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the T-REX 2X Long CIFR Daily Target ETF and the T-REX 2X Long BTBT Daily Target ETF – Filed Herewith

(g)(64)	Amendment to the Transfer Agent and Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long CIFR Daily Target ETF and the T-REX 2X Long BTBT Daily Target ETF – Filed Herewith

(g)(65)	Amendment to the Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the GSR Crypto Core3 ETF, GSR Crypto StakingMax ETF, GSR Digital Asset Treasury Companies ETF, GSR Ethereum Staking Opportunity ETF, GSR Ethereum YieldEdge ETF, TDAQ Lift ETF, TSPY Lift ETF, Tuttle Capital Magnificent 7 Income Blast ETF, Tuttle Capital Meme Stock Income Blast ETF, Tuttle NVIDIA Income Blast ETF, Tuttle Capital Palantir Income Blast ETF, Tuttle Capital Tesla Income Blast ETF – Filed Herewith

(g)(66)	Amendment to the Transfer Agent and Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the GSR Crypto Core3 ETF, GSR Crypto StakingMax ETF, GSR Digital Asset Treasury Companies ETF, GSR Ethereum Staking Opportunity ETF, GSR Ethereum YieldEdge ETF, TDAQ Lift ETF, TSPY Lift ETF, Tuttle Capital Magnificent 7 Income Blast ETF, Tuttle Capital Meme Stock Income Blast ETF, Tuttle NVIDIA Income Blast ETF, Tuttle Capital Palantir Income Blast ETF, Tuttle Capital Tesla Income Blast ETF – Filed Herewith

(g)(67)	Amendment to the Custody Agreement between the Registrant and [___] on behalf of the Tuttle Capital UFO Disclosure ETF*

(g)(68)	Amendment to the Transfer Agent and Servicing Agreement between the Registrant and [___] on behalf of the Tuttle Capital UFO Disclosure ETF.*

(g)(69)	Amendment to the Custody Agreement between the Registrant and [___] on behalf of the Argent Large Cap Growth ETF and the Argent Large Cap Value ETF *

(g)(70)	Amendment to the Transfer Agent and Servicing Agreement between the Registrant and [___] on behalf of the Argent Large Cap Growth ETF and the Argent Large Cap Value ETF.*

(g)(71)	Amendment to the Custody Agreement between the Registrant and [___] on behalf of the REX-OspreyTM Top 10 Crypto Index ETF, REX-OspreyTM Top 10 Ex-BTC Crypto Index ETF, REX-OspreyTM Top 10 Capped Weightings Crypto Index ETF, REX-OspreyTM Crypto Yield ETF, and REX-OspreyTM Canton Coin ETF *

(g)(72)	Amendment to the Transfer Agent and Services Agreement between the Registrant and [___] on behalf of the REX-OspreyTM Top 10 Crypto Index ETF, REX-OspreyTM Top 10 Ex-BTC Crypto Index ETF, REX-OspreyTM Top 10 Capped Weightings Crypto Index ETF, REX-OspreyTM Crypto Yield ETF, and REX-OspreyTM Canton Coin ETF *

(g)(73)	Amendment to the Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the Hedgeye Brightside Family Office ETF.*

(g)(74)	Amendment to the Transfer Agent and Servicing Agreement between the Registrant and U.S. Bank N.A. on behalf of the Hedgeye Brightside Family Office ETF.*

(g)(75)	Amendment to the Custody Agreement between the Registrant and [___] on behalf of the Ai Funds High Conviction US Equity AI-Managed ETF, Ai Funds Multi Crypto Coin AI-Managed ETF and Ai Funds Downside Defense AI-Managed ETF.*

(g)(76)	Amendment to the Transfer Agent and Servicing Agreement between the Registrant and [___] on behalf of the Ai Funds High Conviction US Equity AI-Managed ETF, Ai Funds Multi Crypto Coin AI-Managed ETF and Ai Funds Downside Defense AI-Managed ETF.*

(h)(1)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(h)(2)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Formidable ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed on October 12, 2021.

(h)(3)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 11 on Form N-1A filed on July 20, 2021.

(h)(4)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed November 23, 2021.

(h)(5)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Kingsbarn Dividend Opportunity ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed on March 30, 2023.

(h)(6)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the WealthTrust DBS Long Term Growth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed November 23, 2021.

(h)(7)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 26 on Form N-1A filed on March 24, 2022.

(h)(8)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Tuttle ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 436 on Form N-1A filed on October 28, 2025.

(h)(9)

Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the REX ETFs and REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 81 on Form N-1A filed on September 1, 2023.

(h)(10)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the IDX Dynamic Innovation ETF, IDX Dynamic Fixed Income ETF, and IDX Alternative FIAT ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 396 on Form N-1A filed on September 24, 2025.

(h)(11)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of TappAlpha SPY Growth & Daily Income ETF and TappAlpha Innovation 100 Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 121 on Form N-1A filed on January 23, 2024.
(h)(12)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of REX AI Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 138 on Form N-1A filed on May 21, 2024.

(h)(13)	Fund Services Agreement between Registrant and Commonwealth Fund Services, Inc. on behalf of the SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 156 on Form N-1A filed on August 9, 2024.

(h)(14)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Brookmont Catastrophic Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(h)(15)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(h)(16)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the REX IncomeMax IBIT Strategy ETF *

(h)(17)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(h)(18)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the REX Bitcoin Corporate Treasury Convertible Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(h)(19)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the REX-OspreyTM ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 325 on Form N-1A filed on July 28, 2025.

(h)(20)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Hedgeye Quality Growth ETF, Hedgeye Capital Allocation ETF, Hedgeye 130/30 Equity ETF and Hedgeye Fourth Turning ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 443 on Form N-1A filed on November 5, 2025.

(h)(21)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the OTG Latin America ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 326 on Form N-1A filed on July 29, 2025.

(h)(22)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Golden Eagle Dynamic Hypergrowth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(h)(23)	Form of Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Brookmont Dividend Growth ETF is herein incorporated by reference from the Registrant's Post-Effective Amendment No. 419 on Form N-1A on October 10, 2025.

(h)(24)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the AQE Core ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 433 on Form N-1A filed on October 27, 2025.

(h)(25)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the REX-Osprey™ BNB +Staking ETF, REX-Osprey™ ADA + Staking ETF, REX-Osprey™ AAVE ETF, REX-Osprey™ ATOM + Staking ETF, REX-Osprey™ AVAX + Staking ETF, REX-Osprey™ BCH ETF, REX-Osprey™ CRO + Staking ETF, REX-Osprey™ DOT + Staking ETF, REX-Osprey™ ENA ETF, REX-Osprey™ HBAR ETF, REX-Osprey™ HYPE + Staking ETF, REX-Osprey™ INJ + Staking ETF, REX-Osprey™ LINK ETF, REX-Osprey™ LTC ETF, REX-Osprey™ NEAR + Staking ETF, REX-Osprey™ OKB ETF, REX-Osprey™ SEI + Staking ETF, REX-Osprey™ SUI + Staking ETF, REX-Osprey™ TAO + Staking ETF, REX-Osprey™ TRX + Staking ETF, REX-Osprey™ UNI ETF, REX-Osprey™ XLM ETF, REX-OspreyTM Top 10 Crypto Index ETF, REX-OspreyTM Top 10 Ex-BTC Crypto Index ETF, REX-OspreyTM Top 10 Capped Weightings Crypto Index ETF, REX-OspreyTM Crypto Yield ETF, and REX-OspreyTM Canton Coin ETF *

(h)(26)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Applied Finance IVS US SMID ETF, Applied Finance IVS International Large ETF and Applied Finance IVS International SMID ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 475 on Form N-1A filed on November 25, 2025.

(h)(27)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the GSR Crypto ETFs *

(h)(28)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Argent Large Cap Growth ETF and the Argent Large Cap Value ETF *

(h)(29)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the T-REX 2X Long GRNY Daily Target ETF, T-REX 2X Long APH Daily Target ETF, T-REX 2X Long BREA Daily Target ETF, T-REX 2X Long DEFT Daily Target ETF, T-REX 2X Long FLGC Daily Target ETF, T-REX 2X Long HIVE Daily Target ETF, T-REX 2X Long HOLO Daily Target ETF, T-REX 2X Long HSDT Daily Target ETF, T-REX 2X Long NAKA Daily Target ETF, T-REX 2X Long NXTT Daily Target ETF, T-REX 2X Long SRFM Daily Target ETF, T-REX 2X Long STSS Daily Target ETF, and T-REX 2X Long UI Daily Target ETF, Tuttle Capital Permanent Portfolio 2.0 ETF, TSPY Lift ETF, TDAQ Lift ETF, T-REX 2X Long AQMS Daily Target ETF, T-REX 2X Long AREC Daily Target ETF, T-REX 2X Long BLBX Daily Target ETF, T-REX 2X Inverse BMNR Daily Target ETF, T-REX 2X Long FTEL Daily Target ETF, T-REX 2X Long IDR Daily Target ETF, T-REX 2X Long ONDS Daily Target ETF, T-REX 2X Long PC Daily Target ETF, T-REX 2X Long PCH Daily Target ETF, T-REX 2X Long PGY Daily Target ETF, T-REX 2X Long PL Daily Target ETF, T-REX 2X Long TBH Daily Target ETF, T-REX 2X Long TMQ Daily Target ETF, T-REX 2X Long UEC Daily Target ETF, T-REX 2X Long USAR Daily Target ETF, T-REX 2X Long UUU Daily Target ETF, T-REX 2X Long ZIM Daily Target ETF, T-REX 2X Long ABAT Daily Target ETF, T-REX 2X Long ALB Daily Target ETF, T-REX 2X Long BTG Daily Target ETF, T-REX 2X Long BITF Daily Target ETF, T-REX 2X Long CRML Daily Target ETF, T-REX 2X Long DVLT Daily Target ETF, T-REX 2X Long ENVX Daily Target ETF, T-REX 2X Long GSIT Daily Target ETF, T-REX 2X Long LAC Daily Target ETF, T-REX 2X Long LAES Daily Target ETF, T-REX 2X Long LYSDY Daily Target ETF, T-REX 2X Long NAVN Daily Target ETF, T-REX 2X Long QSI Daily Target ETF, Tuttle Capital MSTR Crypto Blast ETF, Tuttle Capital NVDA Crypto Blast ETF, Tuttle Capital COIN Crypto Blast ETF, Tuttle Capital TSLA Crypto Blast ETF, Tuttle Capital PLTR Crypto Blast ETF, Tuttle Capital HOOD Crypto Blast ETF, T-REX 2X Long INFQ Daily Target ETF, and T-REX 2X Long GPCR Daily Target ETF, T-REX 2X Long IWC Daily Target ETF, T-REX 2X Long LITE Daily Target ETF, T-REX 2X Long PAAS Daily Target ETF, T-REX 2X Long SNDK Daily Target ETF, T-REX 2X Long WLTH Daily Target ETF, and T-REX 2X Long WVE Daily Target ETF*

(h)(30)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the T-REX 3X ETFs *

(h)(31)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Hedgeye Brightside Family Office ETF.*

(h)(32)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Ai Funds High Conviction US Equity AI-Managed ETF, Ai Funds Multi Crypto Coin AI-Managed ETF and Ai Funds Downside Defense AI-Managed ETF.*

(h)(33)	Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the American Conservative Values ETF and the American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(h)(34)	Amendment No. 4 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Funds of the Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(h)(35)	Amendment No. 6 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Funds of the Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed on July 20, 2021.

(h)(36)	Amendment No. 7 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective No. 19 on Form N-1A filed on October 12, 2021.

(h)(37)	Amendment No. 8 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the WealthTrust DBS Long Term Growth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed November 23, 2021.

(h)(38)	Amendment No. 9 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 26 on Form N-1A filed on March 24, 2022.

(h)(39)	Amendment No. 10 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Trust is herein incorporated by reference from Registrant’s Post-Effective No. 33 on Form N-1A filed on November 28, 2022.

(h)(40)	Amendment No. 12 to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Kingsbarn Dividend Opportunity ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed on March 30, 2023.

(h)(41)	Amendment to the Services Agreement (Fund Accounting services) between the Registrant Citi Fund Services Ohio, Inc. and Citibank, N.A. on behalf of the Tuttle Capital 2X DBMF ETF, T-REX 2X Long Tesla Daily Target ETF, T-REX 2X Inverse Tesla Daily Target ETF, T-REX 2X Long NVIDIA Daily Target ETF, T-REX 2X Inverse NVIDIA Daily Target ETF LAFFER|TENGLER Equity Income ETF, the REX ETFs and the REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(h)(42)

Amendment to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services, Ohio, Inc. and Citibank, N.A. on behalf of the Tuttle Capital Daily 2X Inverse Regional Banks ETF, Tuttle Capital Daily 2X Long AI ETF, the Tuttle Capital Daily 2X Inverse AI ETF, Brendan Wood TopGun ETF, IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.

(h)(43)	Amendment to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services, Ohio, Inc. and Citibank, N.A. on behalf of T-REX 2X Long Apple Daily Target ETF, T-REX 2X Inverse Apple Daily Target ETF, T-REX 2X Long Alphabet Daily Target ETF, T-REX 2X Inverse Alphabet Daily Target ETF, T-REX 2X Long Microsoft Daily Target ETF and T-REX 2X Inverse Microsoft Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 120 on Form N-1A filed on January 8, 2024.

(h)(44)	Amendment to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services, Ohio, Inc. and Citibank, N.A. on behalf of REX AI Equity Premium Income ETF, and SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 138 on Form N-1A filed on May 21, 2024.

(h)(45)	Amendment to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services, Ohio, Inc. and Citibank, N.A. on behalf of the Tuttle Capital Congressional Trading ETF and the T-REX 2X Hedge ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 170 on Form N-1A filed on September 23, 2024.

(h)(46)	Amendment to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services, Ohio, Inc. and Citibank, N.A. on behalf of the Brookmont Catastrophic Bond ETF and the Tuttle Option Income ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(h)(47)	ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of TappAlpha SPY Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 166 on Form N-1A filed on September 13, 2024.

(h)(48)	Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the TappAlpha SPY Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 166 on Form N-1A filed on September 13, 2024.

(h)(49)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp on behalf of the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(h)(50)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(h)(51)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX IncomeMax IBIT Strategy ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(h)(52)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the SMI 3Fourteen REAL Asset Allocation ETF, Tuttle Capital MSTR Put Write ETF, Tuttle Capital QQQ Put Write ETF, and the T-REX 2X HOOD Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(h)(53)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp on behalf of the Put Write ETFs *

(h)(54)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX Bitcoin Corporate Treasury Convertible Bond ETF, T-REX 2X Long DJT Daily Target ETF, T-REX 2X Long ARM Daily Target ETF, T-REX 2X Long RBLX Daily Target ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, and the Tuttle Capital TSLA 0DTE Covered Call ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(h)(55)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX IncomeMax IBIT Strategy ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(h)(56)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the SMI 3Fourteen REAL Asset Allocation ETF, Tuttle Capital MSTR Put Write ETF, Tuttle Capital QQQ Put Write ETF, and the T-REX 2X HOOD Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(h)(57)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Put Write ETFs *

(h)(58)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX Bitcoin Corporate Treasury Convertible Bond ETF, T-REX 2X Long DJT Daily Target ETF, T-REX 2X Long ARM Daily Target ETF, T-REX 2X Long RBLX Daily Target ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, and the Tuttle Capital TSLA 0DTE Covered Call ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(h)(59)	Amendment to the Services Agreement (Fund Accounting Services) between the Registrant and Citibank, N.A. on behalf of the Opportunistic Trader ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 258 on Form N-1A filed on April 30, 2025.

(h)(60)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, and Tuttle Capital COIN 0DTE Covered Call ETF *

(h)(61)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, and Tuttle Capital COIN 0DTE Covered Call ETF*

(h)(62)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on the behalf of the REX OspreyTM ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(h)(63)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX OspreyTM ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(h)(64)	Amendment to the Services Agreement (Fund Accounting Services) between the Registrant and [_____] on behalf of the T-REX 2X Long XRP Daily Target ETF, T-REX 2X Long Trump Daily Target ETF, T-REX 2X Long LTC Daily Target ETF, T-REX 2X Long Bonk Daily Target ETF, T-REX 2X Long BNB Daily Target ETF, T-REX 2X Long ADA Daily Target ETF, and T-REX 2X Long LINK Daily Target ETF *

(h)(65)	Amendment to the ETF Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Tuttle Capital AI in Healthcare ETF, Tuttle Capital DeepSeek Global AI Innovation and Disruption ETF, Tuttle Capital Quantum Computing AI Powered Covered Call ETF, T-REX 2X Long SNOW Daily Target ETF, and T-REX 2X Long GME Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 258 on Form N-1A filed on April 30, 2025.

(h)(66)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Tuttle Capital AI in Healthcare ETF, Tuttle Capital DeepSeek Global AI Innovation and Disruption ETF, Tuttle Capital Quantum Computing AI Powered Covered Call ETF, T-REX 2X Long SNOW Daily Target ETF, and T-REX 2X Long GME Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 258 on Form N-1A filed on April 30, 2025.

(h)(67)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and [____] on behalf of the Tuttle Capital Agentic AI ETF, Tuttle Capital AI Power Generation ETF, Tuttle Capital Drone Industry AI Powered ETF, Tuttle Capital Quantum Computing AI Powered ETF, and Tuttle Capital UFO Disclosure AI Powered ETF *

(h)(68)	Amendment to the Services Agreement (Fund Accounting Services) between the Registrant and [____] on behalf of the Tuttle Capital Agentic AI ETF, Tuttle Capital AI Power Generation ETF, Tuttle Capital Drone Industry AI Powered ETF, Tuttle Capital Quantum Computing AI Powered ETF, and Tuttle Capital UFO Disclosure AI Powered ETF *

(h)(69)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on the behalf of the OTG Latin America ETF, Hedgeye Quality Growth ETF, Hedgeye Capital Allocation ETF, REX-Osprey MOVE ETF, and the Tuttle Capital No Bleed Tail Risk ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(h)(70)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the OTG Latin America ETF, Hedgeye Quality Growth ETF, Hedgeye Capital Allocation ETF, REX-Osprey MOVE ETF, and the Tuttle Capital No Bleed Tail Risk ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(h)(71)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long DKNG Daily Target ETF, T-REX 2X Long BULL Daily Target ETF, T-REX 2X Long XXI Daily Target ETF, T-REX 2X Long CRWV Daily Target ETF, and T-REX 2X Long SMR Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(h)(72)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long DKNG Daily Target ETF, T-REX 2X Long BULL Daily Target ETF, T-REX 2X Long XXI Daily Target ETF, T-REX 2X Long CRWV Daily Target ETF, and T-REX 2X Long SMR Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(h)(73)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long CRCL Daily Target ETF herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 338 on Form N-1A filed on August 6, 2025.

(h)(74)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long CRCL Daily Target ETF herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 338 on Form N-1A filed on August 6, 2025.

(h)(75)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long AVAV Daily Target ETF, T-REX 2X Long ACHR Daily Target ETF, T-REX 2X Long AUR Daily Target ETF, T-REX 2X Long B Daily Target ETF, T-REX 2X Long CVNA Daily Target ETF, T-REX 2X Long CEG Daily Target ETF, T-REX 2X Long DDOG Daily Target ETF, T-REX 2X Long WGS Daily Target ETF, T-REX 2X Long DNA Daily Target ETF, T-REX 2X Long OKLO Daily Target ETF, T-REX 2X Long QUBT Daily Target ETF, T-REX 2X Long RXRX Daily Target ETF, T-REX 2X Long TEM Daily Target ETF, T-REX 2X Long UPST Daily Target ETF, T-REX 2X Long SOUN Daily Target ETF, T-REX 2X Long SMLR Daily Target ETF, T-REX 2X Long DOUL Daily Target ETF, T-REX 2X Long GEV Daily Target ETF, T-REX 2X Long HHH Daily Target ETF, and Tuttle Capital MSTR Income Blast ETF, Tuttle Capital Coinbase Income Blast ETF, and Tuttle Capital HOOD Income Blast ETF *

(h)(76)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long AVAV Daily Target ETF, T-REX 2X Long ACHR Daily Target ETF, T-REX 2X Long AUR Daily Target ETF, T-REX 2X Long B Daily Target ETF, T-REX 2X Long CVNA Daily Target ETF, T-REX 2X Long CEG Daily Target ETF, T-REX 2X Long DDOG Daily Target ETF, T-REX 2X Long WGS Daily Target ETF, T-REX 2X Long DNA Daily Target ETF, T-REX 2X Long OKLO Daily Target ETF, T-REX 2X Long QUBT Daily Target ETF, T-REX 2X Long RXRX Daily Target ETF, T-REX 2X Long TEM Daily Target ETF, T-REX 2X Long UPST Daily Target ETF, T-REX 2X Long SOUN Daily Target ETF, T-REX 2X Long SMLR Daily Target ETF, T-REX 2X Long DOUL Daily Target ETF, T-REX 2X Long GEV Daily Target ETF, T-REX 2X Long HHH Daily Target ETF, and Tuttle Capital MSTR Income Blast ETF, Tuttle Capital Coinbase Income Blast ETF, and Tuttle Capital HOOD Income Blast ETF *

(h)(77)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the TappAlpha Innovation 100 Growth & Daily Income ETF and T-REX 2X Long BMNR Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(h)(78)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the TappAlpha Innovation 100 Growth & Daily Income ETF and T-REX 2X Long BMNR Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(h)(79)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Tuttle Capital IBIT 0DTE Covered Call ETF, T-REX 2X Long AFRM Daily Target ETF, T-REX 2X Long AXON Daily Target ETF, T-REX 2X Long BBAI Daily Target ETF, T-REX 2X Long BKNG Daily Target ETF, T-REX 2X Long KTOS Daily Target ETF, T-REX 2X Long TTD Daily Target ETF, T-REX 2X Long UPXI Daily Target ETF, T-REX 2X Long OSCR Daily Target ETF, T-REX 2X Long SPOT Daily Target ETF, T-REX 2X Inverse CRWV Daily Target ETF, T-REX 2X Inverse CRCL Daily Target ETF, and Tuttle Capital Government Grift ETF herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 365 on Form N-1A filed on August 29, 2025.

(h)(80)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Tuttle Capital IBIT 0DTE Covered Call ETF, T-REX 2X Long AFRM Daily Target ETF, T-REX 2X Long AXON Daily Target ETF, T-REX 2X Long BBAI Daily Target ETF, T-REX 2X Long BKNG Daily Target ETF, T-REX 2X Long KTOS Daily Target ETF, T-REX 2X Long TTD Daily Target ETF, T-REX 2X Long UPXI Daily Target ETF, T-REX 2X Long OSCR Daily Target ETF, T-REX 2X Long SPOT Daily Target ETF, T-REX 2X Inverse CRWV Daily Target ETF, T-REX 2X Inverse CRCL Daily Target ETF, and Tuttle Capital Government Grift ETF herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 365 on Form N-1A filed on August 29, 2025.

(h)(81)	Amendment to the Services Agreement between the Registrant and [______]on behalf of the Tuttle Capital 1X Inverse Volatility ETF, Tuttle Capital 2X Inverse Volatility ETF, T-REX 2X Long BYDDY Daily Target ETF, T-REX 2X TRON Daily Target ETF, T-REX 2X Long BRR Daily Target ETF, T-REX 2X Long LMND Daily Target ETF, T-REX 2X Long OUST Daily Target ETF, T-REX 2X Long SYM Daily Target ETF, T-REX 2X Long RDW Daily Target ETF, T-REX 2X Long UNH Daily Target ETF, T-REX 2X Long VOYG Daily Target ETF, T-REX 2X Long CHYM Daily Target ETF, T-REX 2X Long APLD Daily Target ETF, T-REX 2X Long FIG Daily Target ETF, T-REX 2X Long FLY Daily Target ETF, T-REX 2X Inverse FLY Daily Target ETF, T-REX 2X Inverse FIG Daily Target ETF, T-REX 2X Long BLSH Daily Target ETF, T-REX 2X Long STUB Daily Target ETF, T-REX 2X Long MP Daily Target ETF, T-REX 2X Long SRPT Daily Target ETF, T-REX 2X Long CIFR Daily Target ETF, T-REX 2X Long ASTS Daily Target ETF, T-REX 2X Long BTBT Daily Target ETF, T-REX 2X Long WULF Daily Target ETF, T-REX 2X Long QS Daily Target ETF, T-REX 2X Inverse BLSH Daily Target ETF, Tuttle Capital Quantum Computing Income Blast ETF, Tuttle Capital Drone Income Blast ETF, Tuttle Capital Space Industry Income Blast ETF, Tuttle Capital AI Infrastructure Income Blast ETF, Tuttle Capital Nuclear Power Income Blast ETF, Tuttle Capital AI Emerging Leaders Income Blast ETF, Tuttle Capital Crypto Treasury Income Blast ETF, Tuttle Capital AI Healthcare Income Blast ETF, Tuttle Capital Agentic AI Income Blast ETF, Tuttle Capital Emerging Markets AI Income Blast ETF, Tuttle Capital Robotics Income Blast ETF, Tuttle Capital Ethereum Income Blast ETF and Tuttle Capital IBIT Income Blast ETF, Tuttle Capital SOL Income Blast ETF, Tuttle Capital XRP Income Blast ETF, Tuttle Capital DOGE Income Blast ETF, Tuttle Capital Cardano Income Blast ETF, Tuttle Capital Chainlink Income Blast ETF, Tuttle Capital BNB Income Blast ETF, Tuttle Capital AVAX Income Blast ETF, Tuttle Capital Bonk Income Blast ETF, Tuttle Capital Litecoin Income Blast ETF, Tuttle Capital SUI Income Blast ETF, T-REX 2X Long KLAR Daily Target ETF, Tuttle Capital UFO Disclosure ETF, T-REX 2X Long ASST Daily Target ETF, T-REX 2X Long ABTC Daily Target ETF, T-REX 2X Long BNC Daily Target ETF, T-REX 2X Long BTDR Daily Target ETF, T-REX 2X Long CANG Daily Target ETF, T-REX 2X Long CAVA Daily Target ETF, T-REX 2X Long CELH Daily Target ETF, T-REX 2X Long CHWY Daily Target ETF, T-REX 2X Long CLS Daily Target ETF, T-REX 2X Long CORZ Daily Target ETF, T-REX 2X Long DNUT Daily Target ETF, T-REX 2X Long EMPD Daily Target ETF, T-REX 2X Long EOSE Daily Target ETF, T-REX 2X Long ETHM Daily Target ETF, T-REX 2X Long ETHZ Daily Target ETF, T-REX 2X Long GPRO Daily Target ETF, T-REX 2X Long GTLS Daily Target ETF, T-REX 2X Long ICHR Daily Target ETF, T-REX 2X Long ICLR Daily Target ETF, T-REX 2X Long IREN Daily Target ETF, T-REX 2X Long KSS Daily Target ETF, T-REX 2X Long MBLY Daily Target ETF, T-REX 2X Long MEIP Daily Target ETF, T-REX 2X Long NVTS Daily Target ETF, T-REX 2X Long OPEN Daily Target ETF, T-REX 2X Long POOL Daily Target ETF, T-REX 2X Long PTON Daily Target ETF, T-REX 2X Long SUIG Daily Target ETF, T-REX 2X Long TMUS Daily Target ETF, T-REX 2X Long TONX Daily Target ETF, T-REX 2X Long VEEV Daily Target ETF, T-REX 2X Long DFDV Daily Target ETF, T-REX 2X Long FIGR Daily Target ETF, T-REX 2X Long FMCC Daily Target ETF, T-REX 2X Long FNMA Daily Target ETF, T-REX 2X Long FORD Daily Target ETF, T-REX 2X Long OCTO Daily Target ETF, T-REX 2X Long VKTX Daily Target ETF, T-REX 2X Long GRNY Daily Target ETF, T-REX 2X Long APH Daily Target ETF, T-REX 2X Long BREA Daily Target ETF, T-REX 2X Long DEFT Daily Target ETF, T-REX 2X Long FLGC Daily Target ETF, T-REX 2X Long HIVE Daily Target ETF, T-REX 2X Long HOLO Daily Target ETF, T-REX 2X Long HSDT Daily Target ETF, T-REX 2X Long NAKA Daily Target ETF, T-REX 2X Long NXTT Daily Target ETF, T-REX 2X Long SRFM Daily Target ETF, T-REX 2X Long STSS Daily Target ETF, T-REX 2X Long UI Daily Target ETF, T-REX 3X ETFs, Tuttle Capital Permanent Portfolio 2.0 ETF, T-REX 2X Long AQMS Daily Target ETF, T-REX 2X Long AREC Daily Target ETF, T-REX 2X Long BLBX Daily Target ETF, T-REX 2X Inverse BMNR Daily Target ETF, T-REX 2X Long FTEL Daily Target ETF, T-REX 2X Long IDR Daily Target ETF, T-REX 2X Long ONDS Daily Target ETF, T-REX 2X Long PC Daily Target ETF, T-REX 2X Long PCH Daily Target ETF, T-REX 2X Long PGY Daily Target ETF, T-REX 2X Long PL Daily Target ETF, T-REX 2X Long TBH Daily Target ETF, T-REX 2X Long TMQ Daily Target ETF, T-REX 2X Long UEC Daily Target ETF, T-REX 2X Long USAR Daily Target ETF, T-REX 2X Long UUU Daily Target ETF, T-REX 2X Long ZIM Daily Target ETF, T-REX 2X Long ABAT Daily Target ETF, T-REX 2X Long ALB Daily Target ETF, T-REX 2X Long BTG Daily Target ETF, T-REX 2X Long BITF Daily Target ETF, T-REX 2X Long CRML Daily Target ETF, T-REX 2X Long DVLT Daily Target ETF, T-REX 2X Long ENVX Daily Target ETF, T-REX 2X Long GSIT Daily Target ETF, T-REX 2X Long LAC Daily Target ETF, T-REX 2X Long LAES Daily Target ETF, T-REX 2X Long LYSDY Daily Target ETF, T-REX 2X Long NAVN Daily Target ETF, T-REX 2X Long QSI Daily Target ETF, Tuttle Capital MSTR Crypto Blast ETF, Tuttle Capital NVDA Crypto Blast ETF, Tuttle Capital COIN Crypto Blast ETF, Tuttle Capital TSLA Crypto Blast ETF, Tuttle Capital PLTR Crypto Blast ETF, Tuttle Capital HOOD Crypto Blast ETF, T-REX 2X Long INFQ Daily Target ETF, and T-REX 2X Long GPCR Daily Target ETF, T-REX 2X Long IWC Daily Target ETF, T-REX 2X Long LITE Daily Target ETF, T-REX 2X Long PAAS Daily Target ETF, T-REX 2X Long SNDK Daily Target ETF, T-REX 2X Long WLTH Daily Target ETF, and T-REX 2X Long WVE Daily Target ETF *

(h)(82)	Amendment to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services, Ohio, Inc. and Citibank, N.A. on behalf of the Golden Eagle Dynamic Hypergrowth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(h)(83)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the IDX Alternative FIAT ETF, T-REX 2X Long ETOR Daily Target ETF, and T-REX 2X Long GLXY Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(h)(84)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the IDX Alternative FIAT ETF, T-REX 2X Long ETOR Daily Target ETF, and T-REX 2X Long GLXY Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(h)(85)	Amendment to the Services Agreement (Fund Accounting services) between the Registrant and Citi Fund Services, Ohio, Inc. and Citibank, N.A. on behalf of the Brookmont Dividend Growth ETF *

(h)(86)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the AQE Core ETF, Hedgeye 130/30 Equity ETF, Hedgeye Fourth Turning ETF, T-REX 2X Long DOGE Daily Target ETF, T-REX 2X Long SBET Daily Target ETF, T-REX 2X Long Solana Daily Target ETF, and T-REX 2X Long SUI Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 422 on Form N-1A filed on October 15, 2025.

(h)(87)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the AQE Core ETF, Hedgeye 130/30 Equity ETF, Hedgeye Fourth Turning ETF, T-REX 2X Long DOGE Daily Target ETF, T-REX 2X Long SBET Daily Target ETF, T-REX 2X Long Solana Daily Target ETF, and T-REX 2X Long SUI Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 422 on Form N-1A filed on October 15, 2025.

(h)(88)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX-Osprey™ BNB +Staking ETF, REX-Osprey™ ADA + Staking ETF, REX-Osprey™ AAVE ETF, REX-Osprey™ ATOM + Staking ETF, REX-Osprey™ AVAX + Staking ETF, REX-Osprey™ BCH ETF, REX-Osprey™ CRO + Staking ETF, REX-Osprey™ DOT + Staking ETF, REX-Osprey™ ENA ETF, REX-Osprey™ HBAR ETF, REX-Osprey™ HYPE + Staking ETF, REX-Osprey™ INJ + Staking ETF, REX-Osprey™ LINK ETF, REX-Osprey™ LTC ETF, REX-Osprey™ NEAR + Staking ETF, REX-Osprey™ OKB ETF, REX-Osprey™ SEI + Staking ETF, REX-Osprey™ SUI + Staking ETF, REX-Osprey™ TAO + Staking ETF, REX-Osprey™ TRX + Staking ETF, REX-Osprey™ UNI ETF, and REX-Osprey™ XLM ETF *

(h)(89)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX-Osprey™ BNB +Staking ETF, REX-Osprey™ ADA + Staking ETF, REX-Osprey™ AAVE ETF, REX-Osprey™ ATOM + Staking ETF, REX-Osprey™ AVAX + Staking ETF, REX-Osprey™ BCH ETF, REX-Osprey™ CRO + Staking ETF, REX-Osprey™ DOT + Staking ETF, REX-Osprey™ ENA ETF, REX-Osprey™ HBAR ETF, REX-Osprey™ HYPE + Staking ETF, REX-Osprey™ INJ + Staking ETF, REX-Osprey™ LINK ETF, REX-Osprey™ LTC ETF, REX-Osprey™ NEAR + Staking ETF, REX-Osprey™ OKB ETF, REX-Osprey™ SEI + Staking ETF, REX-Osprey™ SUI + Staking ETF, REX-Osprey™ TAO + Staking ETF, REX-Osprey™ TRX + Staking ETF, REX-Osprey™ UNI ETF, and REX-Osprey™ XLM ETF *

(h)(90)	Amendment to the Services Agreement (Fund Accounting services) between the Registrant, Citi Fund Services, Ohio, Inc. and Citibank, N.A. on behalf of the Applied Finance IVS US SMID ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 475 on Form N-1A filed on November 25, 2025.

(h)(91)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX-Osprey™ BNB +Staking ETF, Argent Large Cap Growth ETF, Argent Large Cap Value ETF, Applied Finance IVS International Large ETF and Applied Finance IVS International SMID ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 475 on Form N-1A filed on November 25, 2025.

(h)(92)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX-Osprey™ BNB +Staking ETF, Argent Large Cap Growth ETF, Argent Large Cap Value ETF, Applied Finance IVS International Large ETF and Applied Finance IVS International Small ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 475 on Form N-1A filed on November 25, 2025.

(h)(93)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long CIFR Daily Target ETF and T-Rex 2X Long BTBT Daily Target ETF – Filed Herewith

(h)(94)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the T-REX 2X Long CIFR Daily Target ETF and T-Rex 2X Long BTBT Daily Target ETF – Filed Herewith

(h)(95)	Amendment to the ETF Fund Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the GSR Crypto Core3 ETF, GSR Crypto StakingMax ETF, GSR Digital Asset Treasury Companies ETF, GSR Ethereum Staking Opportunity ETF, GSR Ethereum YieldEdge ETF, TDAQ Lift ETF, TSPY Lift ETF, Tuttle Capital Magnificent 7 Income Blast ETF, Tuttle Capital Meme Stock Income Blast ETF, Tuttle NVIDIA Income Blast ETF, Tuttle Capital Palantir Income Blast ETF, Tuttle Capital Tesla Income Blast ETF – Filed Herewith

(h)(96)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the GSR Crypto Core3 ETF, GSR Crypto StakingMax ETF, GSR Digital Asset Treasury Companies ETF, GSR Ethereum Staking Opportunity ETF, GSR Ethereum YieldEdge ETF, TDAQ Lift ETF, TSPY Lift ETF, Tuttle Capital Magnificent 7 Income Blast ETF, Tuttle Capital Meme Stock Income Blast ETF, Tuttle NVIDIA Income Blast ETF, Tuttle Capital Palantir Income Blast ETF, Tuttle Capital Tesla Income Blast ETF – Filed Herewith

(h)(97)	Amendment to the Services Agreement between the Registrant and [___]on behalf of the Argent Large Cap Growth ETF and the Argent Large Cap Value ETF *

(h)(98)	Amendment to the Services Agreement between the Registrant and [____] on behalf of the REX-OspreyTM Top 10 Crypto Index ETF, REX-OspreyTM Top 10 Ex-BTC Crypto Index ETF, REX-OspreyTM Top 10 Capped Weightings Crypto Index ETF, REX-OspreyTM Crypto Yield ETF, and REX-OspreyTM Canton Coin ETF *

(h)(99)	Amendment to the Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Hedgeye Brightside Family Office ETF.*

(h)(100)	Amendment to the Fund Sub-Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Hedgeye Brightside Family Office ETF.*

(h)(101)	Amendment to the services Agreement between the Registrant and [__] on behalf of the Ai Funds High Conviction US Equity AI-Managed ETF, Ai Funds Multi Crypto Coin AI-Managed ETF and Ai Funds Downside Defense AI-Managed ETF.*

(h)(102)	Fund of Funds Investment Agreement Pursuant to Rule 12d1-4 between the Registrant and BNY Mellon ETF Trust on behalf of the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 324 on Form N-1A filed on July 25, 2025.

(h)(103)	Fund of Funds Investment Agreement Pursuant to Rule 12d1-4 between the Registrant and Franklin Templeton ETF Trust on behalf of the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 324 on Form N-1A filed on July 25, 2025.

(h)(104)	Fund of Funds Investment Agreement Pursuant to Rule 12d1-4 between the Registrant and Litman Gregory Funds ETF Trust on behalf of the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 324 on Form N-1A filed on July 25, 2025.

(h)(105)	Fund of Funds Investment Agreement Pursuant to Rule 12d1-4 between the Registrant and Schwab Strategic Trust ETF Trust on behalf of the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 324 on Form N-1A filed on July 25, 2025.

(h)(106)	Fund of Funds Investment Agreement Pursuant to Rule 12d1-4 between the Registrant and Volatility Shares ETF Trust on behalf of the REX-OspreyTM ETH + Staking ETF and REX-OspreyTM SOL + Staking ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 324 on Form N-1A filed on July 25, 2025.

(h)(107)	Fee Waiver Letter dated January 16, 2025, between the Registrant and Kingsbarn Capital Management, LLC on behalf of the Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 244 on Form N-1A filed on March 28, 2025.

(h)(108)

Fee Waiver Letter dated November 1, 2024 between Registrant and Tuttle Capital Management LLC on behalf of the Brendan Wood TopGun ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 206 on Form N-1A filed on December 30, 2024.

Fee Waiver Letter dated June 25, 2024 between the Registrant and 3Fourteen & SMI Advisory Services, LLC on behalf of the SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 145 on Form N-1A filed on June 26, 2024.

(h)(109)	Fee Waiver Letter dated February 18, 2025 between the Registrant and 3Fourteen & SMI Advisory Services, LLC on behalf of the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 19, 2025.

(h)(110)	Expense Limitation Agreement between the Registrant and Brookmont Capital Management, LLC on behalf of the Brookmont Catastrophic Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(h)(111)	Fee Waiver Letter dated August 21, 2025 between the Registrant and Brookmont Capital Management, LLC on behalf of the Brookmont Dividend Growth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 419 on Form N-1A filed on October 10, 2025.

(i)(1)	Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to the American Conservative Values ETF and the American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A filed on June 15, 2020.

(i)(2)	Consent of Legal Counsel for the American Conservative Values ETF and the American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 480 on Form N-1A filed on November 26, 2025.

(i)(3)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Formidable ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 6 on Form N-1A filed on March 12, 2021.

(i)(4)	Consent of Legal Counsel for the Formidable ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 324 on Form N-1A filed on July 25, 2025.

(i)(5)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(i)(6)	Consent of Legal Counsel for the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 255 on Form N-1A filed on April 30, 2025.

(i)(7)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 21 on Form N-1A filed on November 9, 2021.

(i)(8)	Consent of Legal Counsel for Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 244 on Form N-1A filed on March 28, 2025.

(i)(9)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Kingsbarn Dividend Opportunity ETF is herein incorporated by reference form the Registration’s Post-Effective Amendment No 28 on Form N-1A filed on June 7, 2022.

(i)(10)	Consent of Counsel for the Kingsbarn Dividend Opportunity ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 233 on Form N-1A filed on February 28, 2025.

(i)(11)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the WealthTrust DBS Long Term Growth is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed November 23, 2021.

(i)(12)	Consent of Counsel for the WealthTrust DBS Long Term Growth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment n o. 484 on Form N-1A filed on November 26, 2025.

(i)(13)

Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 26 on Form N-1A filed on March 24, 2022.

(i)(14)	Consent of Counsel for the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 481 on Form N-1A filed on November 26, 2025.

(i)(15)	Opinion and Consent of Counsel regarding legality of securities registered with respect to the Tuttle Capital 2X DBMF ETF *

(i)(16)	Opinion and Consent of Counsel regarding legality of shares registered with respect to T-REX 2X Long Tesla Daily Target ETF, T-REX 2X Inverse Tesla Daily Target ETF, T-REX 2X Long NVIDIA Daily Target ETF and T-REX 2X Inverse NVIDIA Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 97 on Form N-1A filed on October 6, 2023.

(i)(17)	Consent of Counsel for the T-REX 2X Long Tesla Daily Target ETF, T-REX 2X Inverse Tesla Daily Target ETF, T-REX 2X Long NVIDIA Daily Target ETF and T-REX 2X Inverse NVIDIA Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 437 on Form N-1A filed on October 28, 2025.

(i)(18)	Opinion and Consent of Counsel regarding legality of shares registered with respect to LAFFER|TENGLER Equity Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(i)(19)	Consent of Counsel for the LAFFER | TENGLER Equity Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 482 on Form N-1A filed on November 26, 2025.

(i)(20)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the REX ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on September 20, 2023.

(i)(21)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 81 on Form N-1A filed on September 1, 2023.

(i)(22)	Consent of Counsel for the REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 483 on Form N-1A filed on November 26, 2025.

(i)(23)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Tuttle Capital Daily 2X Inverse Regional Banks ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 106 on Form N-1A filed on October 31, 2023.

(i)(24)	Consent of Counsel for the Tuttle Capital Daily 2X Inverse Regional Banks ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 207 on Form N-1A filed on December 30, 2024.

(i)(25)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Brendan Wood TopGun ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.

(i)(26)	Consent of Counsel for Brendan Wood TopGun ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 206 on Form N-1A filed on December 30, 2024.

(i)(27)

Opinion and Consent of Counsel regarding legality of shares registered with respect to the Tuttle Capital Daily 2X Long AI ETF and the Tuttle Capital Daily 2X Inverse AI ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 112 on Form N-1A filed on November 17, 2023.

(i)(28)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed on November 7, 2023.

(i)(29)	Consent of Legal Counsel for the IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 232 on Form N-1A filed on February 28, 2025.

(i)(30)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the T-REX 2X Long Apple Daily Target ETF, T-REX 2X Inverse Apple Daily Target ETF, T-REX 2X Long Alphabet Daily Target ETF, T-REX 2X Inverse Alphabet Daily Target ETF, T-REX 2X Long Microsoft Daily Target ETF and T-REX 2X Inverse Microsoft Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 120 on Form N-1A filed on January 8, 2024.

(i)(31)	Consent of Legal Counsel for the T-REX 2X LONG GME DAILY TARGET ETF, T-REX 2X LONG HOOD DAILY TARGET ETF, T-REX 2X LONG DJT DAILY TARGET ETF, T-REX 2X LONG MARA DAILY TARGET ETF, T-REX 2X INVERSE MARA DAILY TARGET ETF, T-REX 2X LONG RBLX DAILY TARGET ETF, T-REX 2X INVERSE PLTR DAILY TARGET ETF, T-REX 2X LONG ARM DAILY TARGET ETF, T-REX 2X LONG SHOP DAILY TARGET ETF, T-REX 2X INVERSE SHOP DAILY TARGET ETF, T-REX 2X INVERSE AMD DAILY TARGET ETF, T-REX 2X INVERSE BA DAILY TARGET ETF, T-REX 2X LONG SNOW DAILY TARGET ETF, T-REX 2X INVERSE SNOW DAILY TARGET ETF, T-REX 2X LONG AVGO DAILY TARGET ETF, T-REX 2X INVERSE AVGO DAILY TARGET ETF, T-REX 2X LONG PANW DAILY TARGET ETF, T-REX 2X INVERSE PANW DAILY TARGET ETF, T-REX 2X LONG TSM DAILY TARGET ETF, T-REX 2X INVERSE TSM DAILY TARGET ETF, T-REX 2X LONG SQ DAILY TARGET ETF, T-REX 2X INVERSE SQ DAILY TARGET ETF, T-REX 2X INVERSE COIN DAILY TARGET ETF, T-REX 2X LONG APPLE DAILY TARGET ETF, T-REX 2X INVERSE APPLE DAILY TARGET ETF, T-REX 2X LONG ALPHABET DAILY TARGET ETF, T-REX 2X INVERSE ALPHABET DAILY TARGET ETF, T-REX 2X LONG MICROSOFT DAILY TARGET ETF and T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 258 on Form N-1A filed on April 30, 2025.

(i)(32)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the TappAlpha SPY Daily Growth & Income ETF and TappAlpha Innovation 100 Daily Growth & Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 121 on Form N-1A filed on January 23, 2024.

(i)(33)	Consent of Legal Counsel for the TappAlpha Innovation 100 Growth & Daily Income ETF and TappAlpha SPY Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 257 on Form N-1A filed on April 30, 2025.

(i)(34)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the REX AI Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 138 on Form N-1A filed on May 21, 2024.

(i)(35)	Consent of Legal Counsel for the REX AI Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 402 on Form N-1A filed on September 29, 2025.

(i)(36)

Opinion and Consent of Counsel regarding legality of shares registered with respect to the SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 145 on Form N-1A filed on June 26, 2024.

(i)(37)	Consent of Legal Counsel for the SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 256 on Form N-1A filed on April 30, 2025.

(i)(38)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Tuttle Capital Congressional Trading ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 201 on Form N-1A filed on December 13, 2024.

(i)(39)

Opinion and Consent of Counsel regarding legality of shares registered with respect to the T-REX 2X Hedge ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 170 on Form N-1A filed on September 23, 2024.

(i)(40)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the T-REX 2X Inverse MSTR Daily Target ETF and the T-REX 2X Long MSTR Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 166 on Form N-1A filed on September 13, 2024.

(i)(41)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Brookmont Catastrophic Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 212 on Form-N-1A filed on January 17, 2025.

(i)(42)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Tuttle Option Income ETFs *

(i)(43)	Opinion and Consent of Counsel regarding the legality of shares registered with respect to the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(i)(44)	Opinion and Consent of Counsel regarding the legality of shares registered with respect to the REX IncomeMax IBIT Strategy ETF *

(i)(45)	Opinion and Consent of Counsel regarding the legality of shares registered with respect to the Put Write ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 229 on Form N-1A filed on February 24, 2025.

(i)(46)	Opinion and Consent of Counsel regarding the legality of shares registered with respect to the SMI 3Fourteen SMI REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(i)(47)	Opinion and Consent of Counsel regarding the legality of shares registered with respect to the REX Bitcoin Corporate Treasury Convertible Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 236 on Form N-1A filed on March 11, 2025.

(i)(48)	Opinion and Consent of Counsel regarding the legality of shares registered with respect to the Opportunistic Trader ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(i)(49)	Opinion and Consent of Counsel regarding the legality of shares registered with respect to the Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital TSLA 0DTE Covered Call ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, Tuttle Capital COIN 0DTE Covered Call ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 245 on Form N-1A filed on March 28, 2025.

(i)(50)	Opinion and Consent of Counsel regarding the legality of shares registered with respect to the Tuttle Capital IBIT 0DTE Covered Call ETF herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 365 on Form N-1A filed on August 29, 2025.

(i)(51)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the REX-OspreyTM SOL +Staking ETF and the REX Osprey™ ETH +Staking ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 303 on Form N-1A filed on June 27, 2025.

(i)(52)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the REX Osprey™ XRP ETF and the REX Osprey™ DOGE ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 383 on Form N-1A filed on September 12, 2025.

(i)(53)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the T-REX 2X Long XRP Daily Target ETF and T-REX 2X Long SOL Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 454 on Form N-1A filed on November 7, 2025.

(i)(54)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the T-REX 2X Long Trump Daily Target ETF, T-REX 2X Long LTC Daily Target ETF, T-REX 2X Long DOGE Daily Target ETF, T-REX 2X Long Bonk Daily Target ETF, T-REX 2X Long BNB Daily Target ETF, T-REX 2X Long ADA Daily Target ETF, T-REX 2X Long LINK Daily Target ETF, and T-REX 2X Long SUI Daily Target ETF *

(i)(55)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Tuttle Capital AI Powered ETFs *

(i)(56)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Hedgeye ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 288 on Form N-1A filed on June 3, 2025.

(i)(57)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Tuttle Capital No Bleed Tail Risk ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 276 on Form N-1A filed on May 21, 2025.

(i)(58)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the OTG Latin America ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 286 on Form N-1A filed on May 30, 2025.

(i)(59)	Consent of Legal Counsel for the OTG Latin America ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 326 on Form N-1A filed on July 29, 2025.

(i)(60)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the T-REX 2X Long DKNG Daily Target ETF, T-REX 2X Long BULL Daily Target ETF, T-REX 2X Long CRWV Daily Target ETF, and T-REX 2X Long SMR Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 317 on Form N-1A filed on July 22, 2025.

(i)(61)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the T-REX 2X Long AVAV Daily Target ETF, T-REX 2X Long AFRM Daily Target ETF, T-REX 2X Long ACHR Daily Target ETF, T-REX 2X Long AUR Daily Target ETF, T-REX 2X Long AXON Daily Target ETF, T-REX 2X Long B Daily Target ETF, T-REX 2X Long BBAI Daily Target ETF, T-REX 2X Long BKNG Daily Target ETF, T-REX 2X Long CVNA Daily Target ETF, T-REX 2X Long CEG Daily Target ETF, T-REX 2X Long DDOG Daily Target ETF, T-REX 2X Long WGS Daily Target ETF, T-REX 2X Long DNA Daily Target ETF, T-REX 2X Long KTOS Daily Target ETF, T-REX 2X Long OKLO Daily Target ETF, T-REX 2X Long QUBT Daily Target ETF, T-REX 2X Long RXRX Daily Target ETF, T-REX 2X Long TEM Daily Target ETF, T-REX 2X Long TTD Daily Target ETF, T-REX 2X Long UPXI Daily Target ETF, T-REX 2X Long UPST Daily Target ETF, T-REX 2X Long SOUN Daily Target ETF, T-REX 2X Long SMLR Daily Target ETF, T-REX 2X Long GLXY Daily Target ETF, and T-REX 2X Long DOUL Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 318 on Form N-1A filed on July 22, 2025.

(i)(62)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the T-REX 2X Long GEV Daily Target ETF and T-REX 2X Long HHH Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 325 on Form N-1A filed on July 28, 2025.

(i)(63)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Tuttle Capital 1X Inverse Volatility ETF and Tuttle Capital 2X Inverse Volatility ETF *

(i)(64)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the T-REX 2X Long BYDDY Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on September 12, 2025.

(i)(65)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the T-REX 2X Long CRCL Daily Target ETF herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 338 on Form N-1A filed on August 6, 2025.

(i)(66)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the Golden Eagle Dynamic Hypergrowth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(i)(67)	Opinion and Consent of Counsel regarding the legality of shares registered with respect to the IDX Alternative FIAT ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 396 on Form N-1A filed on September 24, 2025.

(i)(68)	Opinion and Consent of Counsel regarding the legality of shares registered with respect to the Tuttle Capital Government Grift ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on October 3, 2025.

(i)(69)	Opinion and Consent of Counsel regarding legality of shares registered with respect to the T-REX 2X TRON Daily Target ETF*

(i)(70)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 2X Long BRR Daily Target ETF, T-REX 2X Long LMND Daily Target ETF, T-REX 2X Long OSCR Daily Target ETF, T-REX 2X Long OUST Daily Target ETF, T-REX 2X Long SPOT Daily Target ETF, T-REX 2X Long SYM Daily Target ETF, T-REX 2X Long RDW Daily Target ETF, T-REX 2X Long UNH Daily Target ETF, T-REX 2X Long VOYG Daily Target ETF, T-REX 2X Long ETOR Daily Target ETF, T-REX 2X Long CHYM Daily Target ETF, T-REX 2X Long BMNR Daily Target ETF, T-REX 2X Long APLD Daily Target ETF, T-REX 2X Inverse CRWV Daily Target ETF and T-REX 2X Inverse CRCL Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 397 on Form N-1A filed on September 24, 2025.

(i)(71)	Opinion and Consent of Counsel regarding legality of shares with respect to the Brookmont Dividend Growth ETF is herein incorporated by reference from the Registrant's Post-Effective Amendment No. 419 on Form N-1A on October 10, 2025.

(i)(72)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 2X Long FIG Daily Target ETF and the T-REX 2X Long SBET Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 422 on Form N-1A filed on October 15, 2025.

(i)(73)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 2X Long FLY Daily Target ETF, T-REX 2X Inverse FLY Daily Target ETF, and T-REX 2X Inverse FIG Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 427 on Form N-1A filed on October 20, 2025.

(i)(74)	Opinion and Consent of Counsel regarding legality of shares with respect to the AQE Core ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 433 on Form N-1A filed on October 27, 2025.

(i)(75)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 2X Long BLSH Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 436 on Form N-1A filed on October 28, 2025.

(i)(76)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 2X Long STUB Daily Target ETF, T-REX 2X Long MP Daily Target ETF, T-REX 2X Long SRPT Daily Target ETF, T-REX 2X Long CIFR Daily Target ETF, T-REX 2X Long ASTS Daily Target ETF, T-REX 2X Long BTBT Daily Target ETF, T-REX 2X Long WULF Daily Target ETF, T-REX 2X Long QS Daily Target ETF and T-REX 2X Inverse BLSH Daily Target ETF is incorporated by reference from the Registrant’s Post-Effective Amendment No. 438 on Form N-1A filed on October 29, 2025.

(i)(77)	Opinion and Consent of Counsel regarding legality of shares with respect to the Hedgeye 130/30 Equity ETF and Hedgeye Fourth Turning ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 443 on Form N-1A filed on November 5, 2025.

(i)(78)	Opinion and Consent of Counsel regarding legality of shares with respect to the REX-Osprey™ BNB +Staking ETF *

(i)(79)	Opinion and Consent of Counsel regarding legality of shares with respect to the Tuttle Capital MSTR Income Blast ETF, Tuttle Capital NVIDIA Income Blast ETF, Tuttle Capital Coinbase Income Blast ETF, Tuttle Capital Tesla Income Blast ETF, Tuttle Capital Palantir Income Blast ETF, Tuttle Capital HOOD Income Blast ETF, Tuttle Capital Magnificent 7 Income Blast ETF, and Tuttle Capital Meme Stock Income Blast ETF – Filed Herewith

(i)(80)	Opinion and Consent of Counsel regarding legality of shares with respect to the Tuttle Capital Quantum Computing Income Blast ETF, Tuttle Capital Drone Income Blast ETF, Tuttle Capital Space Industry Income Blast ETF, Tuttle Capital AI Infrastructure Income Blast ETF, Tuttle Capital Nuclear Power Income Blast ETF, Tuttle Capital AI Emerging Leaders Income Blast ETF, Tuttle Capital Crypto Treasury Income Blast ETF, Tuttle Capital AI Healthcare Income Blast ETF, Tuttle Capital Agentic AI Income Blast ETF, Tuttle Capital Emerging Markets AI Income Blast ETF, Tuttle Capital Robotics Income Blast ETF, Tuttle Capital Ethereum Income Blast ETF and Tuttle Capital IBIT Income Blast ETF, Tuttle Capital SOL Income Blast ETF, Tuttle Capital XRP Income Blast ETF, Tuttle Capital DOGE Income Blast ETF, Tuttle Capital Cardano Income Blast ETF, Tuttle Capital Chainlink Income Blast ETF, Tuttle Capital BNB Income Blast ETF, Tuttle Capital AVAX Income Blast ETF, Tuttle Capital Bonk Income Blast ETF, Tuttle Capital Litecoin Income Blast ETF and Tuttle Capital SUI Income Blast ETF *

(i)(81)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 2X Long KLAR Daily Target ETF *

(i)(82)	Opinion and Consent of Counsel regarding legality of shares with respect to the Applied Finance IVS US SMID ETF, Applied Finance IVS International Large ETF and Applied Finance IVS International SMID ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 475 on Form N-1A filed on November 25, 2025.

(i)(83)	Opinion and Consent of Counsel regarding legality of shares with respect to the Tuttle Capital UFO Disclosure ETF *

(i)(84)	Opinion and Consent of Counsel regarding legality of shares with respect to the GSR Crypto ETFs *

(i)(85)	Opinion and Consent of Counsel regarding legality of shares with respect to the Argent Large Cap Growth ETF and the Argent Large Cap Value ETF *

(i)(86)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 2X Long ASST Daily Target ETF, T-REX 2X Long ABTC Daily Target ETF, T-REX 2X Long BNC Daily Target ETF, T-REX 2X Long BTDR Daily Target ETF, T-REX 2X Long CANG Daily Target ETF, T-REX 2X Long CAVA Daily Target ETF, T-REX 2X Long CELH Daily Target ETF, T-REX 2X Long CHWY Daily Target ETF, T-REX 2X Long CLS Daily Target ETF, T-REX 2X Long CORZ Daily Target ETF, T-REX 2X Long DNUT Daily Target ETF, T-REX 2X Long EMPD Daily Target ETF, T-REX 2X Long EOSE Daily Target ETF, T-REX 2X Long ETHM Daily Target ETF, T-REX 2X Long ETHZ Daily Target ETF, T-REX 2X Long GPRO Daily Target ETF, T-REX 2X Long GTLS Daily Target ETF, T-REX 2X Long ICHR Daily Target ETF, T-REX 2X Long ICLR Daily Target ETF, T-REX 2X Long IREN Daily Target ETF, T-REX 2X Long KSS Daily Target ETF, T-REX 2X Long MBLY Daily Target ETF, T-REX 2X Long MEIP Daily Target ETF, T-REX 2X Long NVTS Daily Target ETF, T-REX 2X Long OPEN Daily Target ETF, T-REX 2X Long POOL Daily Target ETF, T-REX 2X Long PTON Daily Target ETF, T-REX 2X Long SUIG Daily Target ETF, T-REX 2X Long TMUS Daily Target ETF, T-REX 2X Long TONX Daily Target ETF, and T-REX 2X Long VEEV Daily Target ETF *

(i)(87)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 2X Long DFDV Daily Target ETF, T-REX 2X Long FIGR Daily Target ETF, T-REX 2X Long FMCC Daily Target ETF, T-REX 2X Long FNMA Daily Target ETF, T-REX 2X Long FORD Daily Target ETF, T-REX 2X Long OCTO Daily Target ETF, T-REX 2X Long VKTX Daily Target ETF *

(i)(88)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 2X Long GRNY Daily Target ETF *

(i)(89)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 2X Long APH Daily Target ETF, T-REX 2X Long BREA Daily Target ETF, T-REX 2X Long DEFT Daily Target ETF, T-REX 2X Long FLGC Daily Target ETF, T-REX 2X Long HIVE Daily Target ETF, T-REX 2X Long HOLO Daily Target ETF, T-REX 2X Long HSDT Daily Target ETF, T-REX 2X Long NAKA Daily Target ETF, T-REX 2X Long NXTT Daily Target ETF, T-REX 2X Long SRFM Daily Target ETF, T-REX 2X Long STSS Daily Target ETF, and T-REX 2X Long UI Daily Target ETF *

(i)(90)	Opinion and Consent of Counsel regarding legality of shares with respect to the REX-Osprey™ ADA + Staking ETF, REX-Osprey™ AAVE ETF, REX-Osprey™ ATOM + Staking ETF, REX-Osprey™ AVAX + Staking ETF, REX-Osprey™ BCH ETF, REX-Osprey™ CRO + Staking ETF, REX-Osprey™ DOT + Staking ETF, REX-Osprey™ ENA ETF, REX-Osprey™ HBAR ETF, REX-Osprey™ HYPE + Staking ETF, REX-Osprey™ INJ + Staking ETF, REX-Osprey™ LINK ETF, REX-Osprey™ LTC ETF, REX-Osprey™ NEAR + Staking ETF, REX-Osprey™ OKB ETF, REX-Osprey™ SEI + Staking ETF, REX-Osprey™ SUI + Staking ETF, REX-Osprey™ TAO + Staking ETF, REX-Osprey™ TRX + Staking ETF, REX-Osprey™ UNI ETF, and REX-Osprey™ XLM ETF *

(i)(91)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 3X ETFs *

(i)(92)	Opinion and Consent of Counsel regarding legality of shares with respect to the Tuttle Capital Permanent Portfolio 2.0 ETF *

(i)(93)	Opinion and Consent of Counsel regarding legality of shares with respect to the TSPY Lift ETF and TDAQ Lift ETF *

(i)(94)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 2X Long AQMS Daily Target ETF, T-REX 2X Long AREC Daily Target ETF, T-REX 2X Long BLBX Daily Target ETF, T-REX 2X Inverse BMNR Daily Target ETF, T-REX 2X Long FTEL Daily Target ETF, T-REX 2X Long IDR Daily Target ETF, T-REX 2X Long ONDS Daily Target ETF, T-REX 2X Long PC Daily Target ETF, T-REX 2X Long PCH Daily Target ETF, T-REX 2X Long PGY Daily Target ETF, T-REX 2X Long PL Daily Target ETF, T-REX 2X Long TBH Daily Target ETF, T-REX 2X Long TMQ Daily Target ETF, T-REX 2X Long UEC Daily Target ETF, T-REX 2X Long USAR Daily Target ETF, T-REX 2X Long UUU Daily Target ETF, and T-REX 2X Long ZIM Daily Target ETF *

(i)(95)	Opinion and Consent of Counsel regarding legality of shares with respect to the T-REX 2X Long ABAT Daily Target ETF, T-REX 2X Long ALB Daily Target ETF, T-REX 2X Long BTG Daily Target ETF, T-REX 2X Long BITF Daily Target ETF, T-REX 2X Long CRML Daily Target ETF, T-REX 2X Long DVLT Daily Target ETF, T-REX 2X Long ENVX Daily Target ETF, T-REX 2X Long GSIT Daily Target ETF, T-REX 2X Long LAC Daily Target ETF, T-REX 2X Long LAES Daily Target ETF, T-REX 2X Long LYSDY Daily Target ETF, T-REX 2X Long NAVN Daily Target ETF, and T-REX 2X Long QSI Daily Target ETF *

(i)(96)	Opinion and Consent of Counsel regarding legality of shares with respect to the REX-OspreyTM Top 10 Crypto Index ETF, REX-OspreyTM Top 10 Ex-BTC Crypto Index ETF, REX-OspreyTM Top 10 Capped Weightings Crypto Index ETF, and REX-OspreyTM Crypto Yield ETF *

(i)(97)	Opinion and Consent of Counsel regarding legality of shares with respect to the Tuttle Capital MSTR Crypto Blast ETF, Tuttle Capital NVDA Crypto Blast ETF, Tuttle Capital COIN Crypto Blast ETF, Tuttle Capital TSLA Crypto Blast ETF, Tuttle Capital PLTR Crypto Blast ETF, and Tuttle Capital HOOD Crypto Blast ETF *

(i)(98)	Opinion and Consent of Counsel regarding legality of shares with respect to the and T-REX 2X Long INFQ Daily Target ETF*

(i)(99)	Opinion and Consent of Counsel regarding legality of shares with respect to the REX-OspreyTM Canton Coin ETF *

(i)(100)	Opinion and Consent of Counsel regarding legality of shares with respect to the and T-REX 2X Long GPCR Daily Target ETF, T-REX 2X Long IWC Daily Target ETF, T-REX 2X Long LITE Daily Target ETF, T-REX 2X Long PAAS Daily Target ETF, T-REX 2X Long SNDK Daily Target ETF, T-REX 2X Long WLTH Daily Target ETF, and T-REX 2X Long WVE Daily Target ETF *

(i)(101)	Opinion and Consent of Counsel regarding legality of shares with respect to the Hedgeye Brightside Family Office ETF.*

(i)(102)	Opinion and Consent of Counsel regarding legality of shares with respect to the Ai Funds High Conviction US Equity AI-Managed ETF, Ai Funds Multi Crypto Coin AI-Managed ETF and Ai Funds Downside Defense AI-Managed ETF.*

(j)(1)	Consent of Independent Registered Public Accounting Firm on behalf of the American Conservative Values ETF and the American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 480 on Form N-1A filed on November 26, 2025.

(j)(2)	Consent of Independent Registered Public Accounting Firm on behalf of the Formidable ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 324 on Form N-1A filed on July 25, 2025.

(j)(3)	Consent of Independent Registered Public Accounting Firm on behalf of the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 255 on Form N-1A filed on April 30, 2025.

(j)(4)	Consent of Independent Registered Public Accounting Firm on behalf of the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 481 on Form N-1A filed on November 26, 2025.

(j)(5)	Consent of Independent Registered Public Accounting Firm on behalf of the WealthTrust DBS Long Term Growth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 484 on Form N-1A filed on November 26, 2025.

(j)(6)	Consent of Independent Registered Public Accounting Firm on behalf of the Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 244 on Form N-1A filed on March 28, 2025.

(j)(7)	Consent of Independent Registered Public Accounting Firm on behalf of the T-REX 2X Long Tesla Daily Target ETF, T-REX 2X Inverse Tesla Daily Target ETF, T-REX 2X Long NVIDIA Daily Target ETF and T-REX 2X Inverse NVIDIA Daily Target ETF – is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 437 on Form N-1A filed on October 28, 2025.

(j)(8)	Consent of Independent Registered Public Accounting Firm on behalf of the LAFFER | TENGLER Equity Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 482 on Form N-1A filed on November 26, 2025.

(j)(9)	Consent of Independent Registered Public Accounting Firm on behalf of the REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 483 on Form N-1A filed on November 26, 2025.

(j)(10)	Consent of Independent Registered Public Accounting Firm on behalf of Brendan Wood TopGun ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 206 on Form N-1A filed on December 30, 2024.

(j)(11)	Consent of Independent Registered Public Accounting Firm on behalf of Tuttle Capital Daily 2X Inverse Regional Banks ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 207 on Form N-1A filed on December 30, 2024.

(j)(12)	Consent of Independent Registered Public Accounting Firm on behalf of the IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 232 on Form N-1A filed on February 28, 2025.

(j)(13)	Consent of Independent Registered Public Accounting Firm on behalf of the Kingsbarn Dividend Opportunity ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 233 on Form N-1A filed on February 28, 2025.

(j)(14)	Consent of Independent Registered Public Accounting Firm on behalf of the SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 256 on Form N-1A filed on April 30, 2025.

(j)(15)	Consent of Independent Registered Public Accounting Firm on behalf of the TappAlpha Innovation 100 Growth & Daily Income ETF and TappAlpha SPY Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 257 on Form N-1A filed on April 30, 2025.

(j)(16)	Consent of Independent Registered Public Accounting Firm on behalf of the T-REX 2X LONG GME DAILY TARGET ETF, T-REX 2X LONG HOOD DAILY TARGET ETF, T-REX 2X LONG DJT DAILY TARGET ETF, T-REX 2X LONG MARA DAILY TARGET ETF, T-REX 2X INVERSE MARA DAILY TARGET ETF, T-REX 2X LONG RBLX DAILY TARGET ETF, T-REX 2X INVERSE PLTR DAILY TARGET ETF, T-REX 2X LONG ARM DAILY TARGET ETF, T-REX 2X LONG SHOP DAILY TARGET ETF, T-REX 2X INVERSE SHOP DAILY TARGET ETF, T-REX 2X INVERSE AMD DAILY TARGET ETF, T-REX 2X INVERSE BA DAILY TARGET ETF, T-REX 2X LONG SNOW DAILY TARGET ETF, T-REX 2X INVERSE SNOW DAILY TARGET ETF, T-REX 2X LONG AVGO DAILY TARGET ETF, T-REX 2X INVERSE AVGO DAILY TARGET ETF, T-REX 2X LONG PANW DAILY TARGET ETF, T-REX 2X INVERSE PANW DAILY TARGET ETF, T-REX 2X LONG TSM DAILY TARGET ETF, T-REX 2X INVERSE TSM DAILY TARGET ETF, T-REX 2X LONG SQ DAILY TARGET ETF, T-REX 2X INVERSE SQ DAILY TARGET ETF, T-REX 2X INVERSE COIN DAILY TARGET ETF, T-REX 2X LONG APPLE DAILY TARGET ETF, T-REX 2X INVERSE APPLE DAILY TARGET ETF, T-REX 2X LONG ALPHABET DAILY TARGET ETF, T-REX 2X INVERSE ALPHABET DAILY TARGET ETF, T-REX 2X LONG MICROSOFT DAILY TARGET ETF and T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 258 on Form N-1A filed on April 30, 2025.

(j)(17)	Consent of Independent Registered Public Accounting Firm on behalf of the OTG Latin America ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 326 on Form N-1A filed on July 29, 2025.

(j)(18)	Consent of Independent Registered Public Accounting Firm on behalf of the OTG Latin America ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 326 on Form N-1A filed on July 29, 2025.

(j)(19)	Consent of Independent Registered Public Accounting Firm on behalf of the REX AI Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 402 on Form N-1A filed on September 29, 2025.

(l)	Initial Capital Agreement is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A filed on June 15, 2020.

(m)(1)	Distribution Plan Pursuant to Rule 12b-1 for the SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 145 on Form N-1A filed on June 26, 2024.

(m)(2)	Distribution Plan Pursuant to Rule 12b-1 for the Brookmont Catastrophic Bond ETF and Brookmont Dividend Growth ETF is herein incorporated by reference from the Registrant's Post-Effective Amendment No. 419 on Form N-1A on October 10, 2025.

(m)(3)	Distribution Plan Pursuant to Rule 12b-1 for the Tuttle ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 422 on Form N-1A filed on October 15, 2025.

(m)(4)	Distribution Plan Pursuant to Rule 12b-1 for the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(m)(5)	Distribution Plan Pursuant to Rule 12b-1 for the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(m)(6)	Distribution Plan Pursuant to Rule 12b-1 for the REX Bitcoin Corporate Treasury Convertible Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(m)(7)	Distribution Plan Pursuant to Rule 12b-1 for the Hedgeye ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 288 on Form N-1A filed on June 3, 2025.

(m)(8)	Distribution Plan Pursuant to Rule 12b-1 for the OTG Latin America ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 286 on Form N-1A filed on May 30, 2025.

(m)(9)	Distribution Plan Pursuant to Rule 12b-1 for the REX-OspreyTM ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 325 on Form N-1A filed on July 28, 2025.

(m)(10)	Distribution Plan Pursuant to Rule 12b-1 for the Golden Eagle Dynamic Hypergrowth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(m)(11)	Distribution Plan Pursuant to Rule 12b-1 for the IDX Alternative FIAT ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 396 on Form N-1A filed on September 24, 2025.

(m)(12)	Distribution Plan Pursuant to Rule 12b-1 for the AQE Core ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 433 on Form N-1A filed on October 27, 2025.

(m)(13)	Distribution Plan Pursuant to Rule 12b-1 for the Hedgeye 130/30 Equity ETF and Hedgeye Fourth Turning ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 443 on Form N-1A filed on November 5, 2025.

(m)(14)	Distribution Plan Pursuant to Rule 12b-1 for the REX-Osprey™ BNB +Staking ETF, REX-Osprey™ ADA + Staking ETF, REX-Osprey™ AAVE ETF, REX-Osprey™ ATOM + Staking ETF, REX-Osprey™ AVAX + Staking ETF, REX-Osprey™ BCH ETF, REX-Osprey™ CRO + Staking ETF, REX-Osprey™ DOT + Staking ETF, REX-Osprey™ ENA ETF, REX-Osprey™ HBAR ETF, REX-Osprey™ HYPE + Staking ETF, REX-Osprey™ INJ + Staking ETF, REX-Osprey™ LINK ETF, REX-Osprey™ LTC ETF, REX-Osprey™ NEAR + Staking ETF, REX-Osprey™ OKB ETF, REX-Osprey™ SEI + Staking ETF, REX-Osprey™ SUI + Staking ETF, REX-Osprey™ TAO + Staking ETF, REX-Osprey™ TRX + Staking ETF, REX-Osprey™ UNI ETF, REX-Osprey™ XLM ETF, REX-OspreyTM Top 10 Crypto Index ETF, REX-OspreyTM Top 10 Ex-BTC Crypto Index ETF, REX-OspreyTM Top 10 Capped Weightings Crypto Index ETF, REX-OspreyTM Crypto Yield ETF, and REX-OspreyTM Canton Coin ETF *

(m)(15)	Distribution Plan Pursuant to Rule 12b-1 for the Applied Finance IVS US SMID ETF, Applied Finance IVS International Large ETF and Applied Finance IVS International SMID ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 475 on Form N-1A filed on November 25, 2025.

(m)(16)	Distribution Plan Pursuant to Rule 12b-1 for the GSR Crypto ETFs *

(m)(17)	Distribution Plan Pursuant to Rule 12b-1 for the Argent Large Cap Growth ETF and the Argent Large Cap Value ETF *

(m)(18)	Distribution Plan Pursuant to Rule 12b-1 for the T-REX 2X Long GRNY Daily Target ETF, T-REX 2X Long APH Daily Target ETF, T-REX 2X Long BREA Daily Target ETF, T-REX 2X Long DEFT Daily Target ETF, T-REX 2X Long FLGC Daily Target ETF, T-REX 2X Long HIVE Daily Target ETF, T-REX 2X Long HOLO Daily Target ETF, T-REX 2X Long HSDT Daily Target ETF, T-REX 2X Long NAKA Daily Target ETF, T-REX 2X Long NXTT Daily Target ETF, T-REX 2X Long SRFM Daily Target ETF, T-REX 2X Long STSS Daily Target ETF, T-REX 2X Long UI Daily Target ETF, Tuttle Capital Permanent Portfolio 2.0 ETF, TSPY Lift ETF, TDAQ Lift ETF, T-REX 2X Long AQMS Daily Target ETF, T-REX 2X Long AREC Daily Target ETF, T-REX 2X Long BLBX Daily Target ETF, T-REX 2X Inverse BMNR Daily Target ETF, T-REX 2X Long FTEL Daily Target ETF, T-REX 2X Long IDR Daily Target ETF, T-REX 2X Long ONDS Daily Target ETF, T-REX 2X Long PC Daily Target ETF, T-REX 2X Long PCH Daily Target ETF, T-REX 2X Long PGY Daily Target ETF, T-REX 2X Long PL Daily Target ETF, T-REX 2X Long TBH Daily Target ETF, T-REX 2X Long TMQ Daily Target ETF, T-REX 2X Long UEC Daily Target ETF, T-REX 2X Long USAR Daily Target ETF, T-REX 2X Long UUU Daily Target ETF, T-REX 2X Long ZIM Daily Target ETF, T-REX 2X Long ABAT Daily Target ETF, T-REX 2X Long ALB Daily Target ETF, T-REX 2X Long BTG Daily Target ETF, T-REX 2X Long BITF Daily Target ETF, T-REX 2X Long CRML Daily Target ETF, T-REX 2X Long DVLT Daily Target ETF, T-REX 2X Long ENVX Daily Target ETF, T-REX 2X Long GSIT Daily Target ETF, T-REX 2X Long LAC Daily Target ETF, T-REX 2X Long LAES Daily Target ETF, T-REX 2X Long LYSDY Daily Target ETF, T-REX 2X Long NAVN Daily Target ETF, T-REX 2X Long QSI Daily Target ETF, Tuttle Capital MSTR Crypto Blast ETF, Tuttle Capital NVDA Crypto Blast ETF, Tuttle Capital COIN Crypto Blast ETF, Tuttle Capital TSLA Crypto Blast ETF, Tuttle Capital PLTR Crypto Blast ETF, Tuttle Capital HOOD Crypto Blast ETF, T-REX 2X Long INFQ Daily Target ETF, and T-REX 2X Long GPCR Daily Target ETF, T-REX 2X Long IWC Daily Target ETF, T-REX 2X Long LITE Daily Target ETF, T-REX 2X Long PAAS Daily Target ETF, T-REX 2X Long SNDK Daily Target ETF, T-REX 2X Long WLTH Daily Target ETF, and T-REX 2X Long WVE Daily Target ETF *

(m)(19)	Distribution Plan Pursuant to Rule 12b-1 for of the T-REX 3X ETFs *

(m)(20)	Distribution Plan Pursuant to Rule 12b-1 for the Hedgeye Brightside Family Office ETF.*

(m)(21)	Distribution Plan Pursuant to Rule 12b-1 for the Ai Funds High Conviction US Equity AI-Managed ETF, Ai Funds Multi Crypto Coin AI-Managed ETF and Ai Funds Downside Defense AI-Managed ETF.*

(n)(1)	Rule 18f-3 Multi-Class Plan. Not applicable.

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 121 on Form N-1A filed on January 23, 2024.

(p)(2)	Code of Ethics for Ridgeline Research, LLC is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A filed on June 15, 2020.

(p)(3)	Code of Ethics for Vident Asset Management is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 145 on Form N-1A filed on June 26, 2024.

(p)(4)	Code of Ethics for Formidable Asset Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 6 on Form N-1A filed on March 12, 2021.

(p)(5)	Code of Ethics for Toroso Asset Management is herein incorporated by reference filed from the Registrant’s Post-Effective Amendment No. 27 on Form N-1A filed on April 29, 2022.

(p)(6)	Code of Ethics for Applied Finance Advisors, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 255 on Form N-1A filed on April 30, 2025.

(p)(7)	Code of Ethics for Gea Sphere, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed on July 31, 2023.

(p)(8)	Code of Ethics for Kingsbarn Capital Management, LLC is herein incorporated by reference filed from the Registrant’s Post-Effective Amendment No. 27 on Form N-1A filed on April 29, 2022.

(p)(9)	Code of Ethics for WealthTrust Asset Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed on July 31, 2023.

(p)(10)	Code of Ethics for Cultivar Capital, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed on July 31, 2023.

(p)(11)	Code of Ethics for Tuttle Capital Management LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 318 on Form N-1A filed on July 22, 2025.

(p)(12)		Code of Ethics for Laffer Tengler Investments, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(p)(13)		Code of Ethics for REX Advisers, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 81 on Form N-1A filed on September 1, 2023.

(p)(14)		Code of Ethics for Brendan Wood TopGun Partnerships Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.

(p)(15)		Code of Ethics for IDX Advisors, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed on November 7, 2023.

(p)(16)		Code of Ethics for Tapp Finance, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 121 on Form N-1A filed on January 23, 2024.

(p)(17)		Code of Ethics for 3Fourteen & SMI Advisory Services, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 145 on Form N-1A filed on June 26, 2024.

(p)(18)		Code of Ethics for Brookmont Capital Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 212 on Form-N-1A filed on January 17, 2025.

(p)(19)		Code of Ethics for King Ridge Capital Advisors, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 212 on Form-N-1A filed on January 17, 2025.

(p)(20)		Code of Ethics for OT Advisors, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(p)(21)		Code of Ethics for Hedgeye Asset Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 288 on Form N-1A filed on June 3, 2025.

(p)(22)		Code of Ethics for OTG Asset Management, Ltd. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on March 12, 2025.

(p)(23)		Code of Ethics for Golden Eagle Strategies, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 373 on Form N-1A filed on September 10, 2025.

(p)(24)		Code of Ethics for Arlington Partners, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 433 on Form N-1A filed on October 27, 2025.

(p)(25)		Code of Ethics for Framework Digital Advisors LLC*

(p)(26)		Code of Ethics for Highland Capital Management, LLC*

(q)		Power of Attorney for Mary Lou H. Ivey, Dr. David J. Urban, and Theo H. Pitt, Jr. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 395 on Form N-1A filed on September 24, 2025.

	*	Certain exhibits relate only to Series that have not yet commenced operations. Such exhibits will be filed in a subsequent amendment corresponding to the launch of each applicable Series.

Item 29. Persons Controlled By or Under Common Control With Registrant

The REX-Osprey™ SOL + Staking ETF, a series of the Registrant, wholly owns and controls REX-Osprey™ SOL (Cayman) Portfolio S.P. (the “SOL Subsidiary”), an exempt company organized under the laws of Cayman Islands. The SOL Subsidiary’s financial statements will be included on a consolidated basis in the REX-Osprey™ SOL + Staking ETF’s report filed on Form N-CSR.

The REX-Osprey™ ETH + Staking ETF, a series of the Registrant, wholly owns and controls REX-Osprey™ ETH ETF (Cayman) Portfolio S.P. (the “ETH Subsidiary”), an exempt company organized under the laws of Cayman Islands. The ETH Subsidiary’s financial statements will be included on a consolidated basis in the REX-Osprey™ ETH + Staking ETF’s report filed on Form N-CSR.

The REX-Osprey™ XRP ETF, a series of the Registrant, wholly owns and controls REX-Osprey™ XRP ETF (Cayman) Portfolio S.P. (the “XRP Subsidiary”), an exempt company organized under the laws of Cayman Islands. The XRP Subsidiary’s financial statements will be included on a consolidated basis in the REX-Osprey™ XRP ETF’s report filed on Form N-CSR.

The REX-Osprey™ DOGE ETF, a series of the Registrant, wholly owns and controls REX-Osprey™ DOGE (Cayman) Portfolio S.P. (the “DOGE Subsidiary”), an exempt company organized under the laws of Cayman Islands. The DOGE Subsidiary’s financial statements will be included on a consolidated basis in the REX-Osprey™ DOGE ETF’s report filed on Form N-CSR.

The IDX Alternative FIAT ETF, a series of the Registrant, wholly owns and controls IDX Alternative FIAT (Cayman) Portfolio S.P. (the “IDX Subsidiary”), an exempt company organized under the laws of Cayman Islands. The IDX Subsidiary’s financial statements will be included on a consolidated basis in the IDX Alternative FIAT ETF’s report filed on Form N-CSR.

The T-REX 2X Long XRP Daily Target ETF, a series of the Registrant, wholly owns and controls T-REX 2X Long XRP Daily Target (Cayman) Portfolio S.P. (the “T-REX 2X Long XRP Subsidiary”), an exempt company organized under the laws of Cayman Islands. The T-REX 2X Long XRP Subsidiary’s financial statements will be included on a consolidated basis in the T-REX 2X Long XRP Daily Target ETF’s report filed on Form N-CSR.

The T-REX 2X Long SOL Daily Target ETF, a series of the Registrant, wholly owns and controls T-REX 2X Long XRP Daily Target (Cayman) Portfolio S.P. (the “T-REX 2X Long SOL Subsidiary”), an exempt company organized under the laws of Cayman Islands. The T-REX 2X Long SOL Subsidiary’s financial statements will be included on a consolidated basis in the T-REX 2X Long SOL Daily Target ETF’s report filed on Form N-CSR.

Item 30. Indemnification

See Article VIII, Section 2 of the Registrant’s Agreement and Declaration of Trust and the section titled “Indemnification of Trustees, Officers, Employees and Other Agents” in the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 31. Business and other Connections of the Investment Adviser

The description of the Investment Adviser is found under the caption “Management,” “The Investment Adviser” in the Prospectus and under the caption “Investment Adviser” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Investment Adviser may provide investment advisory services to persons or entities other than the Registrant.

Item 32.	Foreside Fund Services, LLC

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	American Century ETF Trust
14.	Amplify ETF Trust
15.	Applied Finance Dividend Fund, Series of World Funds Trust
16.	Applied Finance Explorer Fund, Series of World Funds Trust
17.	Applied Finance Select Fund, Series of World Funds Trust
18.	Ardian Access LLC
19.	ARK ETF Trust
20.	ARK Venture Fund
21.	Bitwise Funds Trust
22.	BondBloxx ETF Trust
23.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
24.	Bridgeway Funds, Inc.
25.	Brinker Capital Destinations Trust
26.	Brookfield Real Assets Income Fund Inc.
27.	Build Funds Trust
28.	Calamos Convertible and High Income Fund
29.	Calamos Convertible Opportunities and Income Fund
30.	Calamos Dynamic Convertible and Income Fund
31.	Calamos Global Dynamic Income Fund
32.	Calamos Global Total Return Fund
33.	Calamos Strategic Total Return Fund
34.	Carlyle Tactical Private Credit Fund
35.	Cascade Private Capital Fund
36.	Catalyst Strategic Income Opportunities Fund
37.	CBRE Global Real Estate Income Fund
38.	Center Coast Brookfield MLP & Energy Infrastructure Fund
39.	Clifford Capital Partners Fund, Series of World Funds Trust
40.	Cliffwater Corporate Lending Fund
41.	Cliffwater Enhanced Lending Fund
42.	Coatue Innovative Strategies Fund
43.	Cohen & Steers ETF Trust
44.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
45.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
46.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
47.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
48.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
49.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust
50.	Davis Fundamental ETF Trust
51.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
52.	Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions
53.	Defiance Quantum ETF, Series of ETF Series Solutions

54.	Denali Structured Return Strategy Fund
55.	Dodge & Cox Funds
56.	DoubleLine ETF Trust
57.	DoubleLine Income Solutions Fund
58.	DoubleLine Opportunistic Credit Fund
59.	DoubleLine Yield Opportunities Fund
60.	DriveWealth ETF Trust
61.	EIP Investment Trust
62.	Ellington Income Opportunities Fund
63.	ETF Opportunities Trust
64.	Exchange Listed Funds Trust
65.	Exchange Place Advisors Trust
66.	FlexShares Trust
67.	Fortuna Hedged Bitcoin Fund, Series of Listed Funds Trust
68.	Forum Funds
69.	Forum Funds II
70.	Forum Real Estate Income Fund
71.	Fundrise Growth Tech Fund, LLC
72.	GoldenTree Opportunistic Credit Fund
73.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
74.	Grayscale Funds Trust
75.	Guinness Atkinson Funds
76.	Harbor ETF Trust
77.	Harris Oakmark ETF Trust
78.	Hawaiian Tax-Free Trust
79.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
80.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
81.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
82.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
83.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
84.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
85.	Innovator ETFs Trust
86.	Ironwood Institutional Multi-Strategy Fund LLC
87.	Ironwood Multi-Strategy Fund LLC
88.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
89.	John Hancock Exchange-Traded Fund Trust
90.	Kurv ETF Trust
91.	Lazard Active ETF Trust
92.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
93.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
94.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
95.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
96.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
97.	Manor Investment Funds
98.	MoA Funds Corporation
99.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
100.	Morgan Stanley ETF Trust
101.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
102.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
103.	Morningstar Funds Trust
104.	NEOS ETF Trust
105.	Niagara Income Opportunities Fund
106.	North Square Evanston Multi-Alpha Fund
107.	NXG Cushing® Midstream Energy Fund
108.	NXG NextGen Infrastructure Income Fund
109.	OTG Latin American Fund, Series of World Funds Trust
110.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
111.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
112.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
113.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
114.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

115.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
116.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
117.	Palmer Square Funds Trust
118.	Palmer Square Opportunistic Income Fund
119.	Partners Group Private Income Opportunities, LLC
120.	Perkins Discovery Fund, Series of World Funds Trust
121.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
122.	Plan Investment Fund, Inc.
123.	Point Bridge America First ETF, Series of ETF Series Solutions
124.	Precidian ETFs Trust
125.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
126.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
127.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
128.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
129.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
130.	Renaissance Capital Greenwich Funds
131.	REX ETF Trust
132.	Reynolds Funds, Inc.
133.	RMB Investors Trust
134.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
135.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
136.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
137.	Roundhill Cannabis ETF, Series of Listed Funds Trust
138.	Roundhill ETF Trust
139.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
140.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
141.	Roundhill Video Games ETF, Series of Listed Funds Trust
142.	Rule One Fund, Series of World Funds Trust
143.	Russell Investments Exchange Traded Funds
144.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
145.	Six Circles Trust
146.	Sound Shore Fund, Inc.
147.	SP Funds Trust
148.	Sparrow Funds
149.	Spear Alpha ETF, Series of Listed Funds Trust
150.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
151.	STF Tactical Growth ETF, Series of Listed Funds Trust
152.	Strategic Trust
153.	Strategy Shares
154.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
155.	Tekla World Healthcare Fund
156.	Tema ETF Trust
157.	The 2023 ETF Series Trust
158.	The 2023 ETF Series Trust II
159.	The Community Development Fund
160.	The Cook & Bynum Fund, Series of World Funds Trust
161.	The Finite Solar Finance Fund
162.	The Private Shares Fund
163.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
164.	Third Avenue Trust
165.	Third Avenue Variable Series Trust
166.	Tidal Trust I
167.	Tidal Trust II
168.	Tidal Trust III
169.	TIFF Investment Program
170.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
171.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
172.	Timothy Plan International ETF, Series of The Timothy Plan
173.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
174.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

175.	Total Fund Solution
176.	Touchstone ETF Trust
177.	Trailmark Series Trust
178.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
179.	T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust
180.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
181.	T-Rex 2x Long Ether Daily Target ETF
182.	U.S. Global Investors Funds
183.	Union Street Partners Value Fund, Series of World Funds Trust
184.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
185.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
186.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
187.	Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust
188.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
189.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust
190.	Virtus Stone Harbor Emerging Markets Income Fund
191.	Volatility Shares Trust
192.	WEBs ETF Trust
193.	Wedbush Series Trust
194.	Wellington Global Multi-Strategy Fund
195.	Wilshire Mutual Funds, Inc.
196.	Wilshire Variable Insurance Trust
197.	WisdomTree Digital Trust
198.	WisdomTree Trust
199.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Alicia Strout	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None
Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Adviser

Ridgeline Research LLC, 14961 Finegan Farm Drive, Darnestown, Maryland 20874 (records relating to its function as investment adviser to the American Conservative Values ETF and the American Conservative Values Small-Cap ETF).

b)	Sub-Adviser

Vident Advisory, LLC (d/b/a Vident Asset Management), 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009 (records relating to its function as sub-adviser to the American Conservative Values ETF, the American Conservative Values Small-Cap ETF, the Kingsbarn Tactical Bond ETF, the Kingsbarn Dividend Opportunity ETF , the REX ETFs, the REX FANG & Innovation Equity Premium Income ETF, the REX AI Equity Premium Income ETF, the REX Crypto Equity Premium Income ETF, the REX IncomeMax IBIT Strategy ETF and the REX Bitcoin Corporate Treasury Convertible Bond ETF).

c)	Adviser	Formidable Asset Management, LLC, 221 East fourth Street, Suite 2700, Cincinnati, Ohio 45202 (records relating to its function as investment adviser to the Formidable ETFs).
d)	Sub-Adviser

Tidal Investments, LLC, 898 N. Broadway, Suite 2, Massapequa, New York 11758 (records relating to its function as sub-adviser to the Formidable ETFs, the Applied Finance Valuation Large Cap ETF, WealthTrust DBS Long Term Growth ETF, Cultivar ETF, IDX Dynamic Innovation ETF, IDX Dynamic Fixed Income ETF, the SMI 3Fourteen Full-Cycle Trend ETF, the SMI 3Fourteen REAL Asset Allocation ETF, Hedgeye Capital Allocation ETF, Hedgeye Quality Growth ETF, Hedgeye 130/30 Equity ETF, Hedgeye Fourth Turning ETF, the OTG Latin America ETF, the IDX Alternative FIAT ETF, the Applied Finance IVS International Large ETF, Applied Finance IVS International Small ETF, Argent Large Cap Growth ETF, Argent Large Cap Value ETF, and Hedgeye Brightside Family Office ETF).

e)	Adviser

Applied Finance Advisors, LLC, 17806 IH 10, Suite 300, San Antonio, Texas 78257 (records relating to its function as adviser to the Applied Finance Valuation Large Cap ETF, the Applied Finance IVS International Large ETF and Applied Finance IVS International Small ETF).

f)	Adviser

Kingsbarn Capital Management, LLC, 1645 Village Center Circle, Suite 200, Las Vegas, Nevada 89134 (records relating to its function as adviser to the Kingsbarn Tactical Bond ETF and Kingsbarn Dividend Opportunity ETF).

g)	Adviser	WealthTrust Asset Management, LLC, 4458 Legendary Drive, Suite 140, Destin, Florida 32541 (records relating to its function as adviser to the WealthTrust DBS Long Term Growth ETF).
h)	Adviser	Cultivar Capital, Inc., 421 E. Hickory Street, Suite 103, Denton, Texas 76201 (records relating to its function as adviser to the Cultivar ETF).

i)	Adviser

Tuttle Capital Management LLC, 155 Lockwood Rd., Riverside CT 06878 (records relating to its function as adviser to the Tuttle Capital 2X DBMF ETF, Tuttle Capital 2X All Innovation ETF, Tuttle Capital 2X Inverse All Innovation ETF, T-REX 2X Inverse NVIDIA Daily Target ETF, T-REX 2X Inverse Tesla Daily Target ETF, T-REX 2X Long NVIDIA Daily Target ETF, T-REX 2X Long Tesla Daily Target ETF, LAFFER|TENGLER Equity Income ETF, Tuttle Capital Daily 2X Inverse Regional Banks ETF, Tuttle Capital Daily 2X Long AI ETF, Tuttle Capital Daily 2X Inverse AI ETF, Brendan Wood TopGun ETF, T-REX 2X Long Apple Daily Target ETF, T-REX 2X Inverse Apple Daily Target ETF, T-REX 2X Long Alphabet Daily Target ETF, T-REX 2X Inverse Alphabet Daily Target ETF, T-REX 2X Long Microsoft Daily Target ETF, T-REX 2X Inverse Microsoft Daily Target ETF, Tuttle Capital Congressional Trading ETF, the T-REX 2X Hedge ETFs, the Tuttle Option Income ETFs, the Put Write ETFs, the Opportunistic Trader ETF, the Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital TSLA 0DTE Covered Call ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, Tuttle Capital COIN 0DTE Covered Call ETF, Tuttle Capital IBIT 0DTE Covered Call ETF, T-REX 2X Long XRP Daily Target ETF, T-REX 2X Long SOL Daily Target ETF, T-REX 2X Long Trump Daily Target ETF, T-REX 2X Long LTC Daily Target ETF, T-REX 2X Long DOGE Daily Target ETF, T-REX 2X Long Bonk Daily Target ETF, T-REX 2X Long BNB Daily Target ETF, T-REX 2X Long ADA Daily Target ETF, T-REX 2X Long LINK Daily Target ETF, and T-REX 2X Long SUI Daily Target ETF, the Tuttle Capital AI Powered ETFs, the Tuttle Capital No Bleed Tail Risk ETF, the T-REX 2X Long DKNG Daily Target ETF, the T-REX 2X Long BULL Daily Target ETF, the T-REX 2X Long XXI Daily Target ETF, the T-REX 2X Long CRWV Daily Target ETF, and the T-REX 2X Long SMR Daily Target ETF, T-REX 2X Long AVAV Daily Target ETF, T-REX 2X Long AFRM Daily Target ETF, T-REX 2X Long ACHR Daily Target ETF, T-REX 2X Long AUR Daily Target ETF, T-REX 2X Long AXON Daily Target ETF, T-REX 2X Long B Daily Target ETF, T-REX 2X Long BBAI Daily Target ETF, T-REX 2X Long BKNG Daily Target ETF, T-REX 2X Long CVNA Daily Target ETF, T-REX 2X Long CEG Daily Target ETF, T-REX 2X Long DDOG Daily Target ETF, T-REX 2X Long WGS Daily Target ETF, T-REX 2X Long DNA Daily Target ETF, T-REX 2X Long KTOS Daily Target ETF, T-REX 2X Long OKLO Daily Target ETF, T-REX 2X Long QUBT Daily Target ETF, T-REX 2X Long RXRX Daily Target ETF, T-REX 2X Long TEM Daily Target ETF, T-REX 2X Long TTD Daily Target ETF, T-REX 2X Long UPXI Daily Target ETF, T-REX 2X Long UPST Daily Target ETF, T-REX 2X Long SOUN Daily Target ETF, T-REX 2X Long SMLR Daily Target ETF, T-REX 2X Long GLXY Daily Target ETF, T-REX 2X Long DOUL Daily Target ETF, Tuttle Capital 1X Inverse Volatility ETF, Tuttle Capital 2X Inverse Volatility ETF, and T-REX 2X Long BYDDY Daily Target ETF, T-REX 2X Long GEV Daily Target ETF, T-REX 2X Long HHH Daily Target ETF, T-REX 2X Long CRCL Daily Target ETF, Tuttle Capital Government Grift ETF, T-REX 2X Long TRON Daily Target ETF, T-REX 2X Long BRR Daily Target ETF, T-REX 2X Long LMND Daily Target ETF, T-REX 2X Long OSCR Daily Target ETF, T-REX 2X Long OUST Daily Target ETF, T-REX 2X Long SPOT Daily Target ETF, T-REX 2X Long SYM Daily Target ETF, T-REX 2X Long RDW Daily Target ETF, T-REX 2X Long UNH Daily Target ETF, T-REX 2X Long VOYG Daily Target ETF, T-REX 2X Long ETOR Daily Target ETF, T-REX 2X Long CHYM Daily Target ETF, T-REX 2X Long BMNR Daily Target ETF, T-REX 2X Long APLD Daily Target ETF, T-REX 2X Inverse CRWV Daily Target ETF, T-REX 2X Inverse CRCL Daily Target ETF, T-REX 2X Long FIG Daily Target ETF, T-REX 2X Long SBET Daily Target ETF, T-REX 2X Long FLY Daily Target ETF, T-REX 2X Inverse FLY Daily Target ETF, T-REX 2X Inverse FIG Daily Target ETF, T-REX 2X Long BLSH Daily Target ETF, T-REX 2X Long STUB Daily Target ETF, T-REX 2X Long MP Daily Target ETF, T-REX 2X Long SRPT Daily Target ETF, T-REX 2X Long CIFR Daily Target ETF, T-REX 2X Long ASTS Daily Target ETF, T-REX 2X Long BTBT Daily Target ETF, T-REX 2X Long WULF Daily Target ETF, T-REX 2X Long QS Daily Target ETF, T-REX 2X Inverse BLSH Daily Target ETF, Tuttle Capital MSTR Income Blast ETF, Tuttle Capital NVIDIA Income Blast ETF, Tuttle Capital Coinbase Income Blast ETF, Tuttle Capital Tesla Income Blast ETF, Tuttle Capital Palantir Income Blast ETF, Tuttle Capital HOOD Income Blast ETF, Tuttle Capital Magnificent 7 Income Blast ETF, Tuttle Capital Meme Stock Income Blast ETF, Tuttle Capital Quantum Computing Income Blast ETF, Tuttle Capital Drone Income Blast ETF, Tuttle Capital Space Industry Income Blast ETF, Tuttle Capital AI Infrastructure Income Blast ETF, Tuttle Capital Nuclear Power Income Blast ETF, Tuttle Capital AI Emerging Leaders Income Blast ETF, Tuttle Capital Crypto Treasury Income Blast ETF, Tuttle Capital AI Healthcare Income Blast ETF, Tuttle Capital Agentic AI Income Blast ETF, Tuttle Capital Emerging Markets AI Income Blast ETF, Tuttle Capital Robotics Income Blast ETF, Tuttle Capital Ethereum Income Blast ETF, Tuttle Capital IBIT Income Blast ETF, T-REX 2X Long KLAR Daily Target ETF, Tuttle Capital SOL Income Blast ETF, Tuttle Capital XRP Income Blast ETF, Tuttle Capital DOGE Income Blast ETF, Tuttle Capital Cardano Income Blast ETF, Tuttle Capital Chainlink Income Blast ETF, Tuttle Capital BNB Income Blast ETF, Tuttle Capital AVAX Income Blast ETF, Tuttle Capital UFO Disclosure ETF, T-REX 2X Long ASST Daily Target ETF, T-REX 2X Long ABTC Daily Target ETF, T-REX 2X Long BNC Daily Target ETF, T-REX 2X Long BTDR Daily Target ETF, T-REX 2X Long CANG Daily Target ETF, T-REX 2X Long CAVA Daily Target ETF, T-REX 2X Long CELH Daily Target ETF, T-REX 2X Long CHWY Daily Target ETF, T-REX 2X Long CLS Daily Target ETF, T-REX 2X Long CORZ Daily Target ETF, T-REX 2X Long DNUT Daily Target ETF, T-REX 2X Long EMPD Daily Target ETF, T-REX 2X Long EOSE Daily Target ETF, T-REX 2X Long ETHM Daily Target ETF, T-REX 2X Long ETHZ Daily Target ETF, T-REX 2X Long GPRO Daily Target ETF, T-REX 2X Long GTLS Daily Target ETF, T-REX 2X Long ICHR Daily Target ETF, T-REX 2X Long ICLR Daily Target ETF, T-REX 2X Long IREN Daily Target ETF, T-REX 2X Long KSS Daily Target ETF, T-REX 2X Long MBLY Daily Target ETF, T-REX 2X Long MEIP Daily Target ETF, T-REX 2X Long NVTS Daily Target ETF, T-REX 2X Long OPEN Daily Target ETF, T-REX 2X Long POOL Daily Target ETF, T-REX 2X Long PTON Daily Target ETF, T-REX 2X Long SUIG Daily Target ETF, T-REX 2X Long TMUS Daily Target ETF, T-REX 2X Long TONX Daily Target ETF, T-REX 2X Long VEEV Daily Target ETF, T-REX 2X Long DFDV Daily Target ETF, T-REX 2X Long FIGR Daily Target ETF, T-REX 2X Long FMCC Daily Target ETF, T-REX 2X Long FNMA Daily Target ETF, T-REX 2X Long FORD Daily Target ETF, T-REX 2X Long OCTO Daily Target ETF, T-REX 2X Long VKTX Daily Target ETF, T-REX 2X Long GRNY Daily Target ETF, T-REX 2X Long APH Daily Target ETF, T-REX 2X Long BREA Daily Target ETF, T-REX 2X Long DEFT Daily Target ETF, T-REX 2X Long FLGC Daily Target ETF, T-REX 2X Long HIVE Daily Target ETF, T-REX 2X Long HOLO Daily Target ETF, T-REX 2X Long HSDT Daily Target ETF, T-REX 2X Long NAKA Daily Target ETF, T-REX 2X Long NXTT Daily Target ETF, T-REX 2X Long SRFM Daily Target ETF, T-REX 2X Long STSS Daily Target ETF, T-REX 2X Long UI Daily Target ETF, Tuttle Capital Permanent Portfolio 2.0 ETF, TSPY Lift ETF, TDAQ Lift ETF, T-REX 2X Long AQMS Daily Target ETF, T-REX 2X Long AREC Daily Target ETF, T-REX 2X Long BLBX Daily Target ETF, T-REX 2X Inverse BMNR Daily Target ETF, T-REX 2X Long FTEL Daily Target ETF, T-REX 2X Long IDR Daily Target ETF, T-REX 2X Long ONDS Daily Target ETF, T-REX 2X Long PC Daily Target ETF, T-REX 2X Long PCH Daily Target ETF, T-REX 2X Long PGY Daily Target ETF, T-REX 2X Long PL Daily Target ETF, T-REX 2X Long TBH Daily Target ETF, T-REX 2X Long TMQ Daily Target ETF, T-REX 2X Long UEC Daily Target ETF, T-REX 2X Long USAR Daily Target ETF, T-REX 2X Long UUU Daily Target ETF, T-REX 2X Long ZIM Daily Target ETF, T-REX 2X Long ABAT Daily Target ETF, T-REX 2X Long ALB Daily Target ETF, T-REX 2X Long BTG Daily Target ETF, T-REX 2X Long BITF Daily Target ETF, T-REX 2X Long CRML Daily Target ETF, T-REX 2X Long DVLT Daily Target ETF, T-REX 2X Long ENVX Daily Target ETF, T-REX 2X Long GSIT Daily Target ETF, T-REX 2X Long LAC Daily Target ETF, T-REX 2X Long LAES Daily Target ETF, T-REX 2X Long LYSDY Daily Target ETF, T-REX 2X Long NAVN Daily Target ETF, T-REX 2X Long QSI Daily Target ETF, Tuttle Capital MSTR Crypto Blast ETF, Tuttle Capital NVDA Crypto Blast ETF, Tuttle Capital COIN Crypto Blast ETF, Tuttle Capital TSLA Crypto Blast ETF, Tuttle Capital PLTR Crypto Blast ETF, Tuttle Capital HOOD Crypto Blast ETF, T-REX 2X Long INFQ Daily Target ETF, and T-REX 2X Long GPCR Daily Target ETF, T-REX 2X Long IWC Daily Target ETF, T-REX 2X Long LITE Daily Target ETF, T-REX 2X Long PAAS Daily Target ETF, T-REX 2X Long SNDK Daily Target ETF, T-REX 2X Long WLTH Daily Target ETF, and T-REX 2X Long WVE Daily Target ETF).

j)	Sub-Adviser	Laffer Tengler Investments, Inc., 103 Murphy Court, Nashville, TN 37203 (records relating to its function as sub-adviser to the LAFFER|TENGLER Equity Income ETF).
k)	Adviser

REX Advisers, LLC, 1241 Post Road, Second Floor, Fairfield, Connecticut 06824 (records relating to its function as adviser to the REX ETFs, REX FANG & Innovation Equity Premium Income ETF, REX AI Equity Premium Income ETF, the REX Crypto Equity Premium Income ETF, REX IncomeMax IBIT Strategy ETF, the REX Bitcoin Corporate Treasury Convertible Bond ETF, REX-OspreyTM ETFs, REX-Osprey™ BNB +Staking ETF, REX-Osprey™ ADA + Staking ETF, REX-Osprey™ AAVE ETF, REX-Osprey™ ATOM + Staking ETF, REX-Osprey™ AVAX + Staking ETF, REX-Osprey™ BCH ETF, REX-Osprey™ CRO + Staking ETF, REX-Osprey™ DOT + Staking ETF, REX-Osprey™ ENA ETF, REX-Osprey™ HBAR ETF, REX-Osprey™ HYPE + Staking ETF, REX-Osprey™ INJ + Staking ETF, REX-Osprey™ LINK ETF, REX-Osprey™ LTC ETF, REX-Osprey™ NEAR + Staking ETF, REX-Osprey™ OKB ETF, REX-Osprey™ SEI + Staking ETF, REX-Osprey™ SUI + Staking ETF, REX-Osprey™ TAO + Staking ETF, REX-Osprey™ TRX + Staking ETF, REX-Osprey™ UNI ETF, REX-Osprey™ XLM ETF, the -REX 3X ETFs, REX-OspreyTM Top 10 Crypto Index ETF, REX-OspreyTM Top 10 Ex-BTC Crypto Index ETF, REX-OspreyTM Top 10 Capped Weightings Crypto Index ETF, REX-OspreyTM Crypto Yield ETF, and REX-OspreyTM Canton Coin ETF).

l)	Sub-Adviser	Brendan Wood TopGun Partnerships Inc., 15 Prince Arthur Avenue, Toronto, Ontario, Canada M5R 1B2 (records relating to its function as sub-adviser to the Brendan Wood TopGun ETF).
m)	Adviser

Tapp Finance, Inc., 3700 W. Lawton St., Seattle, Washington 98199 (records relating to its function as adviser to the TappAlpha SPY Growth & Daily Income ETF and the TappAlpha Innovation 100 Growth & Daily Income ETF).

n)	Sub-Adviser

Tuttle Capital Management, LLC, 155 Lockwood Rd., Riverside CT 06878 (relating to its function as sub-adviser to the TappAlpha SPY Growth & Daily Income ETF, TappAlpha Innovation 100 Growth & Daily Income ETF, the GSR Crypto ETFs and the Ai Funds Multi Crypto Coin AI-Managed ETF).

o)	Adviser

IDX Advisors, LLC, 2201 E. Camelback Road, Suite 605, Phoenix, AZ 85016 (records relating to its function as adviser to the IDX Dynamic Innovation ETF, IDX Dynamic Fixed Income ETF and IDX Alternative FIAT ETF).

p)	Adviser

3Fourteen & SMI Advisory Services, LLC, 4400 Ray Blvd., Columbus, Indiana 47203 (records relating to its function as adviser to the SMI 3Fourteen Full-Cycle Trend ETF and the SMI 3Fourteen REAL Asset Allocation ETF).

q)	Adviser

Brookmont Capital Management, LLC, 5950 Berkshire Lane, Suite 1420, Dallas, TX 75225 (records relating to its function as adviser to the Brookmont Catastrophic Bond ETF and the Brookmont Dividend Growth ETF).

r)	Sub-Adviser	King Ridge Capital Advisors, LLC, 87 Summit Road, New London, NH 03257 (relating to its function as sub-adviser to the Brookmont Catastrophic Bond ETF).
s)	Sub-Advisor	OT Advisors, LLC, 7284 West Palmetto Park Road, Suite 303, Boca Raton, Florida 33433 (relating to its function as sub-adviser to the Opportunistic Trader ETF).
t)	Adviser

Hedgeye Asset Management, LLC, 1 High Ridge Park, 3rd Floor, Stamford, CT 06905 (relating to its function as adviser to the Hedgeye Capital Allocation ETF, Hedgeye Quality Growth ETF, Hedgeye 130/30 Equity ETF, Hedgeye Fourth Turning ETF and Hedgeye Brightside Family Office ETF).

u)	Adviser	OTG Asset Management, Ltd., Montenegro #1439 Torre Infrabol Piso 6, La Paz, Bolivia (relating to its function as the adviser to the OTG Latin America ETF).
v)	Adviser	Golden Eagle Strategies, Inc., 2103 South Ocean Boulevard, Unit B, Delray Beach, Florida 33483 (relating to its function as the adviser to the Golden Eagle Dynamic Hypergrowth ETF).
w)	Adviser	Arlington Partners, LLC, 2000 Morris Avenue, Suite 1300, Birmingham, Alabama 35203 (relating to its function as the adviser to the AQE Core ETF).
x)	Adviser	Highland Capital Management, LLC, 850 Ridge Lake Blvd., Suite 205, Memphis, Tennessee 38120 (relating to its function as the adviser to the Argent Large Cap Growth ETF and Argent Large Cap Value ETF)
y)	Sub-Adviser	Vident Advisory LLC (relating to its function as sub-adviser to the AQE Core ETF).

z)	Adviser	Framework Digital Advisors LLC, 347 5th Avenue, Suite 1402-700, New York, New York 10016 (relating to its function as the adviser to the GSR Crypto ETFs).
aa)	Sub-Adviser	Brightside USA Advisor Corp., 850 New Burton Road, Suite 201, Dover, County of Kent, Delaware 19904 (relating to its function as the sub-adviser to the Hedgeye Brightside Family Office ETF).
bb)	Adviser

Ai Funds, Inc., 75 Gate 5 Road, Sausalito, California 94965 (relating to its function as the adviser to the Ai Funds High Conviction US Equity AI-Managed ETF, Ai Funds Multi Crypto Coin AI-Managed ETF and Ai Funds Downside Defense AI-Managed ETF.

cc)	Sub-Adviser

Milliman Financial Risk Management, LLC, 71 S. Wacker Drive, 31st Floor, Chicago, Illinois 60606 (relating to its function as the sub-adviser to the Ai Funds High Conviction US Equity AI-Managed ETF and Ai Funds Downside Defense AI-Managed ETF.

dd)	Custodian, Transfer Agency	Citibank, N.A., 390 Greenwich Street, 6th Floor, New York, New York 10013.
ee)	Transfer Agent	U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202.
ff)	Custodian	U.S. Bank, N.A., 425 Walnut St., Cincinnati, Ohio 45202.
gg)	Administrator	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.
hh)	Distributor	Foreside Fund Services, LLC, 190 Middle Street, Suite 301, Portland, Maine 04101.
ii)	Fund Accountant	Citi Fund Services Ohio, Inc., located at 4400 Easton Commons, Suite 200, Columbus, Ohio, 43219.

Item 34. Management Services

    Not applicable.

Item 35. Undertakings

    Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 526 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 22nd day of December, 2025.

ETF OPPORTUNITIES TRUST

By:  /s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 526 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	* Mary Lou H. Ivey	Trustee	December 22, 2025

	* Theo H. Pitt, Jr.	Trustee	December 22, 2025

	* Dr. David J. Urban	Trustee	December 22, 2025

	/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	December 22, 2025
Karen M. Shupe

	/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	December 22, 2025
Ann T. MacDonald

* By:	/s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney filed as Exhibit (q) on September 24, 2025 (Accession No. 0001999371-25-013876).

EXHIBITS

None.